UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a)

Semiannual Report

February 28, 2022 (Unaudited)

Nationwide ETFs

Nationwide Risk-Based U.S. Equity ETF | RBUS

Nationwide Risk-Based International Equity ETF | RBIN

Nationwide Maximum Diversification U.S. Core Equity ETF | MXDU

Nationwide Nasdaq-100® Risk-Managed Income ETF | NUSI

Nationwide Dow Jones® Risk-Managed Income ETF |NDJI

Nationwide Russell 2000® Risk-Managed Income ETF | NTKI

Nationwide S&P 500® Risk-Managed Income ETF | NSPI

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Nationwide ETFs

Letter to Investors (Unaudited)

February 28, 2022

Dear Investors,

During this unprecedented time of challenge and volatility, Nationwide continues to care diligently for our associates, communities, and ultimately you, our investors. We remain steadfastly committed to protecting people, businesses and futures with extraordinary care. Equity markets were notably weak during the semi-annual reporting period ended February 28, 2022. Investors experienced continued COVID-19 concerns, elevated market expectations, stubborn inflation, and geopolitical tension which weighed on returns.

The U.S. economic activity decelerated following the impressive post-recession rebound, as the Omicron variant weighed on consumer activity. Economic growth experienced deceleration during the first quarter of 2022 due to the variant and pressure from commodity prices, following previous GDP growth of 2.3% and 7.0% during the third and fourth quarters of 2021, respectively.

Markets experienced their first meaningful period of weakness since the initial stages of the pandemic, as elevated valuations and geopolitical uncertainty impacted equity markets, and historic levels of inflation, incremental Federal Reserve (“Fed”) hawkishness, and widening credit spreads hurt bond market returns. The S&P 500® Index (“S&P 500”) experienced substantial volatility through the period, though the index was able to hit a record high on January 3, 2022 supported by investor optimism. A “wall of worry” that quickly developed beginning with the Omicron surge of COVID-19, then a shift in Fed sentiment, and finally the Russian invasion of Ukraine resulted in a sharp reversal of performance. The S&P 500 was up nearly 6% through the first four months of the period but finished with a 3% loss.

International markets endured even greater volatility, as economic optimism quickly gave way to geopolitical fear, with the MSCI EAFE® Index finishing the period with a three-month losing streak that saw the reporting period with a loss of nearly 7%. The MSCI Emerging Markets® Index was notably weak on continued stress from China and surging commodity prices, returning nearly -10%.

The market decline took a notably ‘risk-off’ tone, with many of the areas that drove the post-recession surge reversing course. Value indexes notably outperformed growth indexes, while large-cap indexes beat small-cap indexes. The Energy sector was the clear winner for the period given the 34% rally in crude prices, followed by the Consumer Staples and Financials sectors, while the Telecommunications, Real Estate, and Industrials sectors lagged.

Fixed-income returns were universally weak, with surging interest rates and widening credit spreads driving negative returns. Interest rates jumped through the period, with the 10-year Treasury yield rising from 1.30% to 1.84%. The 2-year yield saw an even sharper rise, from 0.20% to 1.43%, resulting in the yield curve narrowing to the tightest level since the early stages of the pandemic at 0.41%.

The following chart provides returns for various market segments for the six-month reporting period ended February 28, 2022:

Index	Semi-annual Total Return (as of February 28, 2022)
Bloomberg Emerging Markets USD Aggregate Bond Index	-9.08%
Bloomberg Municipal Bond Index	-3.08%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	-1.79%
Bloomberg U.S. 10-20 Year Treasury Bond Index	-5.53%
Bloomberg U.S. Aggregate Bond Index	-4.07%
Bloomberg U.S. Corporate High Yield Index	-3.06%
MSCI EAFE® Index	-6.78%
MSCI Emerging Markets® Index	-9.81%
MSCI ACWI ex USA Index	-6.95%
Russell 1000® Growth Index	-7.75%
Russell 1000® Value Index	0.42%
Russell 2000® Index	-9.46%
S&P 500® Index	-2.62%

Source: Morningstar

Volatility will likely persist given the continued geopolitical uncertainty and historic levels of inflation. It appears that markets have begun to stabilize given the hope for a resolution of the geopolitical uncertainty and the resetting of investor expectations. We hope that equity markets will resume their upward trajectory when tensions settle, given the solid position of the consumer, strong employment market, healthy wage gains, and desire to spend. Corporate earnings also continue to trend higher, providing a healthy fundamental backdrop. Stressful and volatile periods in the market require investors to remain vigilant and informed but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes.

Letter to Investors (Unaudited) (Continued)

February 28, 2022

As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy and a long-term perspective. Nationwide encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seek long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us and for your continued support and confidence. We deeply value your trust.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Index Definitions

Bloomberg Emerging Markets USD Aggregate Bond Index: An unmanaged index that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi sovereign, and corporate emerging markets issuers.

Bloomberg U.S. Municipal Bond Index: An unmanaged index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg U.S. Government/Credit 1-3 Year Index: An unmanaged index that measures the performance of non-securitized component of the U.S. Aggregate Index with maturities of 1-3 years, including Treasuries, government-related issues and corporates.

Bloomberg U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with 10 to 20 years to maturity.

Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index: An unmanaged index that measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market.

Dow Jones Industrial Average Index: A price-weighted index that measures the daily stock market movements of 30 U.S. publicly-traded companies listed on the NASDAQ or the New York Stock Exchange (NYSE). The 30 publicly-owned companies are considered leaders in the United States economy.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI ACWI ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Letter to Investors (Unaudited) (Continued)

February 28, 2022

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

Bloomberg® and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services Limited, the administrator of the index, and have been licensed for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying index.

KEY RISKS: The Funds are subject to the risks of investing in equity securities. The Funds may also be subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities), including emerging markets (which may include currency fluctuations, political risks, differences in account and limited availability of information). Please refer to the summary prospectus for a more detailed explanation of the Funds’ principal risks. There is no assurance that the investment objectives of any fund will be achieved.

Diversification does not assure a profit or protect against a loss in a declining market.

©2022 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar (2) may not be copied or distributed and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadviser, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation, member FINRA, Columbus, Ohio.

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company © 2022 Nationwide

Portfolio Allocations	Nationwide ETFs

As of February 28, 2022 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF
Sector	Percentage of Net Assets
Health Care	23.5%
Consumer Staples	13.7
Industrials	10.5
Utilities	9.9
Consumer Discretionary	9.8
Financials	9.1
Information Technology	8.3
Communication Services	8.2
Materials	4.1
Energy	2.5
Short-Term Investments and Other Assets and Liabilities	0.4
Total	100.0%

Nationwide Risk-Based International Equity ETF
Sector	Percentage of Net Assets
Financials	20.0%
Industrials	17.3
Consumer Staples	15.4
Health Care	14.9
Communication Services	8.2
Utilities	7.7
Materials	5.0
Information Technology	4.8
Consumer Discretionary	3.1
Real Estate	2.0
Energy	1.1
Short-Term Investments and Other Assets and Liabilities	0.5
Total	100.0%

Nationwide Maximum Diversification U.S. Core Equity ETF
Sector	Percentage of Net Assets
Health Care	23.7%
Consumer Staples	13.7
Consumer Discretionary	12.3
Information Technology	12.3
Communication Services	9.6
Financials	6.8
Industrials	5.6
Real Estate	5.1
Materials	3.6
Energy	3.5
Utilities	3.5
Short-Term Investments and Other Assets and Liabilities	0.3
Total	100.0%

Nationwide Nasdaq-100® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Information Technology (a)	51.2%
Communication Services	17.7
Consumer Discretionary	16.2
Health Care	5.8
Consumer Staples	5.6
Industrials	3.0
Purchased Options	1.3
Utilities	1.1
Short-Term Investments and Other Assets and Liabilities	(1.9)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in the Notes to Financial Statements.

Portfolio Allocations (Continued)	Nationwide ETFs

As of February 28, 2022 (Unaudited)

Nationwide Dow Jones® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Information Technology	21.6%
Health Care	18.2
Financials	16.4
Industrials	14.1
Consumer Discretionary	13.5
Consumer Staples	7.7
Communication Services	3.9
Energy	2.8
Materials	1.1
Purchased Options	1.0
Short-Term Investments and Other Assets and Liabilities	(0.3)
Total	100.0%

Nationwide Russell 2000® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Financials	16.4%
Health Care	15.8
Industrials	14.9
Information Technology	12.9
Consumer Discretionary	10.6
Real Estate	7.1
Energy	5.5
Materials	4.0
Consumer Staples	3.4
Communication Services	3.0
Utilities	2.8
Short-Term Investments and Other Assets and Liabilities	2.5
Purchased Options	1.1
Total	100.0%

Nationwide S&P 500® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Information Technology (a)	27.7%
Health Care	12.8
Consumer Discretionary	11.9
Financials	11.1
Communication Services	9.3
Industrials	7.4
Consumer Staples	6.1
Energy	3.7
Utilities	2.5
Real Estate	2.5
Materials	2.4
Short-Term Investments and Other Assets and Liabilities	1.6
Purchased Options	1.0
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in the Notes to Financial Statements.

Schedules of Investments

February 28, 2022 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Communication Services — 8.2%
7,194	Activision Blizzard, Inc.	$586,311
144	Alphabet, Inc. - Class A (a)	388,964
21,146	AT&T, Inc.	500,949
756	Charter Communications, Inc. - Class A (a)(b)	454,946
7,216	Comcast Corporation - Class A	337,420
25,695	Discovery, Inc. - Series A (a)(b)	720,745
5,516	Electronic Arts, Inc.	717,576
12,188	Fox Corporation - Class A (b)	509,824
2,787	Liberty Broadband Corporation - Class A (a)(b)	403,585
42,865	Lumen Technologies, Inc. (b)	444,081
1,101	Meta Platforms, Inc. - Class A (a)(b)	232,344
951	Netflix, Inc. (a)(b)	375,189
5,942	Omnicom Group, Inc. (b)	498,474
22,777	Paramount Global - Class B (b)	697,204
3,628	Take-Two Interactive Software, Inc. (a)(b)	587,736
3,572	T-Mobile US, Inc. (a)	440,106
13,808	Verizon Communications, Inc.	741,076
2,903	Walt Disney Company (a)	430,979
15,866	Warner Music Group Corporation - Class A (b)	574,667
		9,642,176
	Consumer Discretionary — 9.8%
1,510	Advance Auto Parts, Inc.	308,765
186	Amazon.com, Inc. (a)	571,254
193	AutoZone, Inc. (a)	359,634
28,881	Chewy, Inc. - Class A (a)(b)	1,361,451
299	Chipotle Mexican Grill, Inc. (a)	455,482
2,620	Dollar General Corporation (b)	519,651
2,854	Dollar Tree, Inc. (a)	405,496
1,561	Domino’s Pizza, Inc. (b)	674,680
6,176	eBay, Inc.	337,148
2,008	Ferrari NV	432,342
2,567	Genuine Parts Company	313,585
5,556	Hasbro, Inc. (b)	539,210
1,149	Home Depot, Inc.	362,889
1,606	Lowe’s Companies, Inc.	355,022
2,022	McDonald’s Corporation	494,925
2,721	NIKE, Inc. - Class B	371,553
71	NVR, Inc. (a)	352,049
652	O’Reilly Automotive, Inc. (a)	423,304
804	Pool Corporation	368,698
3,957	Starbucks Corporation	363,213
1,887	Target Corporation	376,966
1,849	Tractor Supply Company	376,808
16,962	Yum China Holdings, Inc. (b)	882,362
3,763	Yum! Brands, Inc.	461,269
		11,467,756
	Consumer Staples — 13.7%
9,005	Altria Group, Inc.	461,866
5,711	Archer-Daniels-Midland Company	448,028
6,458	Brown-Forman Corporation - Class B	421,255
5,974	Church & Dwight Company, Inc.	584,556
8,551	Clorox Company (b)	1,246,650
8,477	Coca-Cola Company	527,609
7,368	Colgate-Palmolive Company	566,968
17,234	Conagra Brands, Inc. (b)	602,673
1,703	Constellation Brands, Inc. - Class A	367,201
915	Costco Wholesale Corporation	475,114
8,039	General Mills, Inc. (b)	542,070
2,849	Hershey Company	576,239
20,691	Hormel Foods Corporation	985,720
5,237	J.M. Smucker Company (b)	705,686
10,779	Kellogg Company (b)	689,209
13,638	Keurig Dr Pepper, Inc.	527,381
5,475	Kimberly-Clark Corporation (b)	712,571
12,435	Kraft Heinz Company	487,701
12,676	Kroger Company	593,237
6,107	McCormick & Company, Inc. (b)	581,203
7,232	Mondelez International, Inc. - Class A	473,551
4,544	Monster Beverage Corporation (a)	383,514
2,979	PepsiCo, Inc.	487,781
5,241	Philip Morris International, Inc.	529,708
3,576	Procter & Gamble Company	557,463
6,417	Tyson Foods, Inc. - Class A	594,599
7,793	Walgreens Boots Alliance, Inc.	359,179
4,173	Walmart, Inc.	564,023
		16,052,755
	Energy — 2.5%
6,269	Cheniere Energy, Inc.	833,150
3,604	Chevron Corporation (b)	518,976
26,301	Coterra Energy, Inc. (b)	613,602
27,028	Kinder Morgan, Inc. (b)	470,287
17,784	Williams Companies, Inc. (b)	556,284
		2,992,299
	Financials — 9.1%
3,339	Allstate Corporation	408,560
1,653	Aon plc - Class A	482,908

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Financials — 9.1% (Continued)
7,671	Arch Capital Group, Ltd. (a)	$361,381
2,654	Arthur J. Gallagher & Company	419,836
6,927	Bank of New York Mellon Corporation	368,170
1,427	Berkshire Hathaway, Inc. - Class B (a)	458,709
50,553	Blue Owl Capital, Inc. (b)	631,912
5,592	Brown & Brown, Inc.	378,075
4,248	Cboe Global Markets, Inc. (b)	498,248
1,820	Chubb, Ltd.	370,625
2,541	Cincinnati Financial Corporation	312,009
2,239	CME Group, Inc. (b)	529,591
1,125	FactSet Research Systems, Inc.	456,851
5,909	Hartford Financial Services Group, Inc.	410,557
3,680	Intercontinental Exchange, Inc.	471,482
3,125	JPMorgan Chase & Company	443,125
275	Markel Corporation (a)	341,800
1,044	MarketAxess Holdings, Inc. (b)	398,213
2,705	Marsh & McLennan Companies, Inc.	420,384
1,004	Moody’s Corporation	323,318
2,045	Nasdaq, Inc. (b)	350,002
4,197	Progressive Corporation	444,588
1,633	S&P Global, Inc. (b)	613,530
4,648	Tradeweb Markets, Inc. - Class A (b)	392,663
2,220	Travelers Companies, Inc.	381,463
		10,668,000
	Health Care — 23.5%
4,255	Abbott Laboratories	513,238
3,801	AbbVie, Inc.	561,674
2,855	Agilent Technologies, Inc.	372,178
5,142	Alnylam Pharmaceuticals, Inc. (a)(b)	811,666
3,243	AmerisourceBergen Corporation	462,225
1,903	Amgen, Inc. (b)	430,991
898	Anthem, Inc.	405,761
7,313	Baxter International, Inc.	621,386
2,818	Becton Dickinson and Company (b)	764,467
3,237	Biogen, Inc. (a)	683,039
5,753	BioMarin Pharmaceutical, Inc. (a)	449,424
837	Bio-Rad Laboratories, Inc. - Class A (a)	523,929
8,977	Boston Scientific Corporation (a)	396,514
9,079	Bristol-Myers Squibb Company	623,455
8,157	Cardinal Health, Inc.	440,560
6,963	Centene Corporation (a)	575,283
7,009	Cerner Corporation	653,589
1,834	Cigna Corporation	436,089
1,018	Cooper Companies, Inc. (b)	416,382
4,552	CVS Health Corporation	471,815
1,769	Danaher Corporation	485,431
3,172	Edwards Lifesciences Corporation (a)	356,438
1,905	Eli Lilly & Company	476,155
7,972	Gilead Sciences, Inc.	481,509
1,333	HCA Healthcare, Inc.	333,663
7,730	Hologic, Inc. (a)	550,144
1,356	Humana, Inc. (b)	588,938
1,830	ICON plc (a)	435,558
5,864	Incyte Corporation (a)	400,511
1,644	IQVIA Holdings, Inc. (a)	378,317
3,587	Johnson & Johnson	590,313
1,865	Laboratory Corporation of America Holdings (a)	505,900
1,447	McKesson Corporation	397,867
4,067	Medtronic plc	426,994
9,812	Merck & Company, Inc.	751,403
255	Mettler-Toledo International, Inc. (a)	359,229
4,167	Moderna, Inc. (a)	640,051
1,220	Molina Healthcare, Inc. (a)	374,381
2,977	PerkinElmer, Inc. (b)	534,699
21,211	Pfizer, Inc.	995,643
4,646	Quest Diagnostics, Inc. (b)	609,881
697	Regeneron Pharmaceuticals, Inc. (a)	430,997
1,771	ResMed, Inc.	436,994
11,319	Royalty Pharma plc - Class A	444,384
4,573	Seagen, Inc. (a)	589,323
1,670	STERIS plc	400,800
1,122	Teleflex, Inc. (b)	377,340
906	Thermo Fisher Scientific, Inc.	492,864
983	UnitedHealth Group, Inc.	467,780
2,909	Vertex Pharmaceuticals, Inc. (a)	669,128
27,364	Viatris, Inc.	301,278
1,163	Waters Corporation (a)(b)	368,357
1,128	West Pharmaceutical Services, Inc.	436,626
3,257	Zimmer Biomet Holdings, Inc.	414,258
2,024	Zoetis, Inc.	391,948
		27,508,767
	Industrials — 10.5%
2,776	3M Company	412,652

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Industrials — 10.5% (Continued)
3,569	C.H. Robinson Worldwide, Inc. (b)	$345,051
4,565	CoStar Group, Inc. (a)	278,511
10,051	CSX Corporation	340,829
1,604	Cummins, Inc.	327,408
1,826	Dover Corporation (b)	286,426
1,320	Equifax, Inc.	288,209
2,822	Expeditors International of Washington, Inc.	291,682
6,017	Fastenal Company	309,635
5,783	Fortive Corporation	374,450
2,132	General Dynamics Corporation	499,847
1,798	Honeywell International, Inc.	341,171
1,567	IDEX Corporation	300,707
1,633	Illinois Tool Works, Inc. (b)	353,283
1,635	JB Hunt Transport Services, Inc. (b)	331,791
4,344	Johnson Controls International plc	282,186
2,083	L3Harris Technologies, Inc.	525,562
1,644	Lockheed Martin Corporation (b)	713,167
5,495	Masco Corporation (b)	307,940
1,370	Norfolk Southern Corporation	351,432
1,472	Northrop Grumman Corporation (b)	650,830
1,060	Old Dominion Freight Line, Inc.	332,872
5,380	Otis Worldwide Corporation	421,416
4,076	PACCAR, Inc.	374,218
3,132	Republic Services, Inc.	376,717
1,186	Rockwell Automation, Inc.	316,164
902	Roper Technologies, Inc. (b)	404,294
1,721	Trane Technologies plc	264,914
1,601	Union Pacific Corporation (b)	393,766
1,992	United Parcel Service, Inc. - Class B	419,156
1,948	Verisk Analytics, Inc.	345,458
711	W.W. Grainger, Inc.	339,189
2,807	Waste Management, Inc.	405,331
		12,306,264
	Information Technology — 8.3%
998	Accenture plc - Class A	315,388
3,859	Akamai Technologies, Inc. (a)(b)	417,775
2,335	Apple, Inc.	385,555
1,703	Automatic Data Processing, Inc.	348,161
2,104	Broadridge Financial Solutions, Inc. (b)	307,626
6,215	Cisco Systems, Inc.	346,610
4,423	Cognizant Technology Solutions Corporation - Class A	380,953
3,397	Fidelity National Information Services, Inc.	323,496
3,578	Fiserv, Inc. (a)(b)	349,463
26,761	Hewlett Packard Enterprise Company (b)	426,035
4,247	International Business Machines Corporation (b)	520,300
2,111	Keysight Technologies, Inc. (a)	332,208
1,379	Microsoft Corporation	412,031
1,541	Motorola Solutions, Inc.	339,683
25,582	NortonLifeLock, Inc. (b)	741,367
12,181	Nuance Communications, Inc. (a)	676,289
4,570	Oracle Corporation	347,183
3,046	Paychex, Inc. (b)	362,657
3,905	Seagate Technology Holdings plc	402,840
4,668	SS&C Technologies Holdings, Inc.	349,960
899	Teledyne Technologies, Inc. (a)	386,013
2,237	VeriSign, Inc. (a)	478,092
1,716	Visa, Inc. - Class A (b)	370,862
3,617	VMware, Inc. - Class A	424,346
		9,744,893
	Materials — 4.1%
1,633	Air Products and Chemicals, Inc. (b)	385,877
32,774	Amcor plc	381,162
6,998	Ball Corporation (b)	628,000
3,388	Crown Holdings, Inc.	415,606
1,637	Ecolab, Inc.	288,538
2,806	International Flavors & Fragrances, Inc.	373,198
9,345	International Paper Company	406,788
1,161	Linde plc	340,452
8,576	Newmont Corporation	567,731
2,187	PPG Industries, Inc. (b)	291,855
1,362	Sherwin-Williams Company	358,383
2,055	Vulcan Materials Company	372,880
		4,810,470
	Utilities — 9.9%
7,879	Alliant Energy Corporation (b)	460,134
5,709	Ameren Corporation (b)	490,689
5,930	American Electric Power Company, Inc. (b)	537,555
2,909	American Water Works Company, Inc. (b)	439,521
4,736	Atmos Energy Corporation (b)	520,060

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Utilities — 9.9% (Continued)
13,667	CenterPoint Energy, Inc. (b)	$373,792
8,188	CMS Energy Corporation (b)	524,114
8,451	Consolidated Edison, Inc.	724,843
2,423	Constellation Energy Corporation	111,410
5,914	Dominion Energy, Inc.	470,340
4,087	DTE Energy Company	496,938
5,545	Duke Energy Corporation	556,772
8,643	Edison International	548,139
3,898	Entergy Corporation	410,109
8,335	Evergy, Inc.	520,187
5,699	Eversource Energy	466,178
7,264	Exelon Corporation	309,156
11,393	FirstEnergy Corporation	476,797
4,979	NextEra Energy, Inc.	389,706
18,904	PPL Corporation	494,718
6,675	Public Service Enterprise Group, Inc.	432,740
2,862	Sempra Energy	412,758
7,834	Southern Company	507,408
5,744	WEC Energy Group, Inc.	522,015
6,912	Xcel Energy, Inc.	465,385
		11,661,464
	TOTAL COMMON STOCKS (Cost $108,681,926)	116,854,844

	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
229,501	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)	229,501
	TOTAL SHORT-TERM INVESTMENTS (Cost $229,501)	229,501

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 28.1%
	Private Funds — 28.1%
32,901,733	Mount Vernon Liquid Assets Portfolio, LLC, 0.13% (c)	$32,901,733
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,901,733)	32,901,733

	Total Investments (Cost $141,813,160) — 127.9%	149,986,078
	Liabilities in Excess of Other Assets — (27.9)%	(32,729,685)
	TOTAL NET ASSETS — 100.0%	$117,256,393

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2022. The total value of securities on loan is $32,359,283.
(c)	Rate shown is the annualized seven-day yield as of February 28, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Risk-Based International Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	AUSTRALIA — 4.7%
	Communication Services — 0.4%
173,812	Telstra Corporation, Ltd.	$499,463
	Consumer Discretionary — 0.3%
11,016	Wesfarmers, Ltd.	385,221
	Consumer Staples — 0.9%
41,635	Coles Group, Ltd.	525,094
19,433	Woolworths Group, Ltd.	500,466
		1,025,560
	Financials — 1.7%
7,815	ASX, Ltd. (a)	466,891
20,815	Australia & New Zealand Banking Group, Ltd.	392,867
5,262	Commonwealth Bank of Australia	356,866
19,418	National Australia Bank, Ltd.	407,785
29,194	Westpac Banking Corporation	483,223
		2,107,632
	Health Care — 0.7%
2,149	CSL, Ltd.	405,420
15,903	Sonic Healthcare, Ltd.	404,479
		809,899
	Industrials — 0.4%
71,164	Brambles, Ltd.	511,239
	Materials — 0.3%
21,733	Newcrest Mining, Ltd.	404,831
		5,743,845
	AUSTRIA — 0.4%
	Utilities — 0.4%
3,796	Verbund AG	460,478
		460,478
	BELGIUM — 1.2%
	Financials — 0.3%
1,007	Sofina SA	392,706
	Health Care — 0.4%
4,584	UCB SA	503,035
	Real Estate — 0.5%
2,183	VGP NV	557,820
		1,453,561
	CHINA — 4.0%
	Communication Services — 0.4%
10,200	Tencent Holdings, Ltd.	549,834
	Consumer Discretionary — 0.0% (b)
486	JD.com, Inc. - Class A (c)	17,356
	Financials — 3.6%
2,913,000	Agricultural Bank of China, Ltd. - H-Shares	1,103,508
4,316,000	Bank of China, Ltd. - H-Shares	1,679,184
432,000	China Life Insurance Company, Ltd. - H-Shares	716,527
107,000	Ping An Insurance Group Company of China, Ltd. - H-Shares	827,112
		4,326,331
		4,893,521
	CURACAO — 0.4%
	Financials — 0.4%
3,517	HAL Trust	543,563
		543,563
	DENMARK — 3.2%
	Consumer Staples — 0.4%
4,640	Royal Unibrew AS	494,930
	Financials — 0.4%
21,744	Tryg AS	494,469
	Health Care — 1.1%
3,344	Coloplast AS - Series B	504,032
1,027	Genmab AS (c)	345,820
4,301	Novo Nordisk AS - Series B	442,988
		1,292,840
	Materials — 1.0%
10,217	Chr Hansen Holding AS	747,621
6,531	Novozymes AS - Series B	429,184
		1,176,805
	Utilities — 0.3%
2,965	Orsted AS	385,570
		3,844,614
	FINLAND — 1.5%
	Financials — 0.8%
42,368	Nordea Bank Abp	474,397
9,834	Sampo Oyj - Series A	467,891
		942,288
	Industrials — 0.4%
7,559	Kone Oyj - Series B	444,721
	Information Technology — 0.3%
65,888	Nokia Oyj	358,002
		1,745,011
	FRANCE — 7.8%
	Communication Services — 0.7%
71,062	Orange SA	863,143
	Consumer Discretionary — 0.7%
3,388	Cie Generale des Etablissements Michelin SCA	471,872
2,374	EssilorLuxottica SA	417,892
		889,764
	Consumer Staples — 1.9%
39,860	Carrefour SA	801,399

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	FRANCE — 7.8% (Continued)
	Consumer Staples — 1.9% (Continued)
9,109	Danone SA	$555,660
943	L’Oreal SA	376,009
2,432	Pernod Ricard SA	534,444
		2,267,512
	Health Care — 0.9%
6,845	Sanofi	718,629
974	Sartorius Stedim Biotech	375,680
		1,094,309
	Industrials — 2.1%
14,534	Alstom SA	373,835
15,853	Bouygues SA	570,153
3,936	Legrand SA	374,983
1,254	Teleperformance	467,481
6,426	Thales SA	742,702
		2,529,154
	Information Technology — 0.3%
8,120	Dassault Systemes SE	396,647
	Materials — 0.8%
2,714	Air Liquide SA	453,294
3,752	Arkema SA	501,076
		954,370
	Utilities — 0.4%
27,352	Engie SA	438,340
		9,433,239
	GERMANY — 11.5%
	Communication Services — 0.5%
31,912	Deutsche Telekom AG	574,574
	Consumer Staples — 0.8%
6,617	Beiersdorf AG	672,023
6,638	HelloFresh SE (c)	364,441
		1,036,464
	Financials — 1.8%
2,750	Allianz SE	627,955
3,714	Deutsche Boerse AG	637,000
2,479	Hannover Rueck SE	458,873
1,717	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	476,639
		2,200,467
	Health Care — 2.6%
10,971	Bayer AG	634,741
2,322	Carl Zeiss Meditec AG	367,348
10,091	Fresenius Medical Care AG & Company KGaA	649,679
15,377	Fresenius SE & Company KGaA	539,994
2,247	Merck KGaA	448,108
8,223	Siemens Healthineers AG	530,891
		3,170,761
	Industrials — 2.1%
5,797	Brenntag SE	487,560
111,006	Deutsche Lufthansa AG (c)	857,067
13,649	GEA Group AG	598,966
7,158	Knorr-Bremse AG	635,151
		2,578,744
	Information Technology — 0.7%
4,680	Nemetschek SE	417,584
3,566	SAP SE	405,822
		823,406
	Materials — 0.9%
8,330	BASF SE	554,360
4,649	Symrise AG	556,119
		1,110,479
	Real Estate — 1.1%
4,925	LEG Immobilien SE	637,814
12,353	Vonovia SE	659,059
		1,296,873
	Utilities — 1.0%
44,942	E.ON SE	611,705
12,695	RWE AG	591,609
		1,203,314
		13,995,082
	HONG KONG — 1.1%
	Industrials — 1.1%
23,400	Jardine Matheson Holdings, Ltd.	1,392,300
		1,392,300
	IRELAND — 2.0%
	Consumer Staples — 1.0%
43,408	Glanbia plc	610,426
5,411	Kerry Group plc - Series A	645,447
		1,255,873
	Industrials — 0.7%
9,063	Experian plc	356,659
5,298	Kingspan Group plc	516,762
		873,421
	Materials — 0.3%
6,606	Smurfit Kappa Group plc	328,483
		2,457,777
	ITALY — 2.4%
	Financials — 0.8%
24,312	Assicurazioni Generali SpA	484,159
45,253	Mediobanca Banca di Credito Finanziario SpA	474,025
		958,184

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	ITALY — 2.4% (Continued)
	Health Care — 0.4%
3,035	DiaSorin SpA	$455,603
	Utilities — 1.2%
55,832	Enel SpA	413,828
94,081	Snam SpA	524,662
66,616	Terna - Rete Elettrica Nazionale	549,353
		1,487,843
		2,901,630
	JAPAN — 27.0% (d)
	Communication Services — 3.0%
18,600	KDDI Corporation	606,569
1,300	Nintendo Company, Ltd.	654,882
22,900	Nippon Telegraph & Telephone Corporation	654,740
95,400	SoftBank Corporation	1,201,456
109,800	Z Holdings Corporation	531,578
		3,649,225
	Consumer Discretionary — 1.8%
11,300	Bridgestone Corporation	463,577
3,600	Nitori Holdings Company, Ltd.	539,022
3,400	Oriental Land Company, Ltd.	623,764
2,400	Shimano, Inc.	553,870
		2,180,233
	Consumer Staples — 4.1%
20,800	Aeon Company, Ltd. (a)	469,095
24,000	Ajinomoto Company, Inc.	695,776
37,400	Japan Tobacco, Inc.	688,414
16,400	Kao Corporation	766,070
41,300	Kirin Holdings Company, Ltd.	684,000
11,300	Seven & i Holdings Company, Ltd. (a)	548,542
9,000	Shiseido Company, Ltd.	513,080
16,600	Unicharm Corporation	622,635
		4,987,612
	Energy — 1.1%
171,900	ENEOS Holdings, Inc.	677,302
58,900	Inpex Corporation	606,004
		1,283,306
	Financials — 4.7%
21,100	Dai-ichi Life Holdings, Inc.	441,144
77,900	Japan Post Holdings Company, Ltd.	645,317
81,500	Mitsubishi UFJ Financial Group, Inc.	504,391
40,000	Mizuho Financial Group, Inc.	529,629
13,800	MS&AD Insurance Group Holdings, Inc.	467,888
157,000	Nomura Holdings, Inc.	717,422
101,700	Resona Holdings, Inc.	457,220
10,500	Sompo Holdings, Inc.	457,651
14,600	Sumitomo Mitsui Financial Group, Inc.	522,393
13,300	Sumitomo Mitsui Trust Holdings, Inc.	474,608
8,800	Tokio Marine Holdings, Inc.	502,290
		5,719,953
	Health Care — 3.8%
25,400	Astellas Pharma, Inc.	423,094
15,600	Chugai Pharmacuetical Company, Ltd.	514,695
19,100	Daiichi Sankyo Company, Ltd.	463,259
10,700	Eisai Company, Ltd.	531,214
18,600	ONO Pharmaceutical Company, Ltd.	456,461
13,300	Otsuka Holdings Company, Ltd.	457,633
10,700	Shionogi & Company, Ltd.	709,865
4,300	Sysmex Corporation	340,640
23,800	Takeda Pharmaceutical Company, Ltd.	723,454
		4,620,315
	Industrials — 5.2%
10,900	AGC, Inc.	481,710
3,900	Central Japan Railway Company	524,515
9,000	East Japan Railway Company	532,146
15,900	ITOCHU Corporation (a)	516,724
10,100	Makita Corporation	357,348
19,500	Mitsubishi Corporation	655,389
33,000	Mitsubishi Electric Corporation	395,829
19,400	Mitsui & Company, Ltd.	482,663
8,500	Secom Company, Ltd.	621,550
21,900	SG Holdings Company, Ltd.	462,434
19,200	Toshiba Corporation	762,999
11,700	West Japan Railway Company	503,047
		6,296,354
	Information Technology — 2.6%
24,700	Canon, Inc. (a)	578,710
6,400	FUJIFILM Holdings Corporation	403,532
2,600	Fujitsu, Ltd.	373,944
900	Keyence Corporation	420,248
10,600	NEC Corporation	456,028
13,700	Nomura Research Institute, Ltd.	472,824
2,800	Obic Company, Ltd.	445,131
		3,150,417
	Materials — 0.3%
60,900	Mitsubishi Chemical Holdings Corporation	432,209

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	JAPAN — 27.0% (d) (Continued)
	Real Estate — 0.4%
33,600	Mitsubishi Estate Company, Ltd.	$512,570
		32,832,194
	LUXEMBOURG — 0.5%
	Health Care — 0.5%
5,519	Eurofins Scientific SE	561,254
		561,254
	NETHERLANDS — 3.5%
	Consumer Staples — 1.0%
4,390	Heineken NV	445,652
22,514	Koninklijke Ahold Delhaize NV	694,909
		1,140,561
	Financials — 0.4%
5,861	Euronext NV	532,244
	Health Care — 0.7%
1,436	Argenx SE (c)	413,069
12,848	Koninklijke Philips NV	437,834
		850,903
	Industrials — 0.7%
2,280	IMCD NV	370,563
4,978	Wolters Kluwer NV	507,802
		878,365
	Materials — 0.7%
4,157	Akzo Nobel NV	396,879
2,198	Koninklijke DSM NV	413,031
		809,910
		4,211,983
	NORWAY — 1.0%
	Communication Services — 0.3%
28,925	Telenor ASA	429,090
	Consumer Staples — 0.4%
17,519	Mowi ASA	451,042
	Financials — 0.3%
16,363	DNB Bank ASA	366,759
		1,246,891
	PORTUGAL — 1.0%
	Consumer Staples — 0.4%
23,846	Jeronimo Martins SGPS SA	520,278
	Utilities — 0.6%
250,505	REN - Redes Energeticas Nacionais SGPS SA	727,337
		1,247,615
	SINGAPORE — 2.6%
	Communication Services — 0.6%
407,500	Singapore Telecommunications, Ltd.	756,492
	Financials — 2.0%
83,200	Oversea-Chinese Banking Corporation, Ltd.	715,271
121,800	Singapore Exchange, Ltd.	838,051
39,000	United Overseas Bank, Ltd.	859,324
		2,412,646
		3,169,138
	SPAIN — 3.8%
	Communication Services — 1.0%
10,647	Cellnex Telecom SA	486,004
142,825	Telefonica SA	685,963
		1,171,967
	Health Care — 0.5%
33,131	Grifols SA	633,177
	Industrials — 0.5%
3,555	Aena SME SA (c)	584,175
	Utilities — 1.8%
20,868	Endesa SA	460,928
39,837	Iberdrola SA	455,505
22,991	Naturgy Energy Group SA	620,541
33,859	Red Electrica Corporation SA	677,896
		2,214,870
		4,604,189
	SWEDEN — 1.9%
	Financials — 0.9%
13,873	Investor AB - Series B	285,303
45,788	Svenska Handelsbanken AB - Series A	440,502
22,750	Swedbank AB - Series A	370,047
		1,095,852
	Industrials — 0.7%
12,189	Assa Abloy AB - Series B	324,930
14,176	Epiroc AB - Series A	268,930
24,606	Nibe Industrier AB - Series B	221,392
		815,252
	Information Technology — 0.3%
41,665	Telefonaktiebolaget LM Ericsson - Series B	388,036
		2,299,140
	SWITZERLAND — 4.2%
	Consumer Staples — 0.9%
4	Chocoladefabriken Lindt & Spruengli AG	451,251
5,430	Nestle SA	708,927
		1,160,178
	Financials — 0.4%
1,130	Zurich Insurance Group AG	519,274
	Health Care — 1.8%
6,048	Alcon, Inc.	468,573

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	SWITZERLAND — 4.2% (Continued)
	Health Care — 1.8% (Continued)
606	Lonza Group AG	$421,020
7,308	Novartis AG	639,953
1,725	Roche Holding AG	657,792
		2,187,338
	Industrials — 0.7%
642	Geberit AG	420,839
1,723	Schindler Holding AG	397,204
		818,043
	Materials — 0.4%
104	Givaudan SA	436,540
		5,121,373
	UNITED KINGDOM — 13.8%
	Communication Services — 1.3%
41,139	Auto Trader Group plc	365,962
221,654	BT Group plc	553,912
346,223	Vodafone Group plc	610,594
		1,530,468
	Consumer Discretionary — 0.3%
102,388	Kingfisher plc	420,652
	Consumer Staples — 3.6%
14,014	Associated British Foods plc	361,021
13,315	British American Tobacco plc	582,676
10,924	Diageo plc	545,980
18,958	Imperial Brands plc	416,908
18,707	Ocado Group plc (c)	344,622
9,065	Reckitt Benckiser Group plc	768,816
164,241	Tesco plc	638,519
14,066	Unilever plc	707,075
		4,365,617
	Financials — 1.5%
11,550	Admiral Group plc	461,349
75,725	Aviva plc	426,531
87,952	HSBC Holdings plc	607,274
3,875	London Stock Exchange Group plc	341,799
		1,836,953
	Health Care — 1.5%
6,520	AstraZeneca plc	792,495
28,740	GlaxoSmithKline plc	595,932
26,698	Smith & Nephew plc	478,938
		1,867,365
	Industrials — 2.7%
77,400	BAE Systems plc	747,311
12,218	Bunzl plc	486,720
2,219	Ferguson plc	339,862
6,071	Intertek Group plc	438,565
16,307	RELX plc	499,078
70,047	Rentokil Initial plc	477,256
1,895	Spirax-Sarco Engineering plc	303,714
		3,292,506
	Information Technology — 0.6%
9,045	Halma plc	292,600
40,416	Sage Group plc	381,113
		673,713
	Materials — 0.3%
3,922	Croda International plc	393,831
	Utilities — 2.0%
48,724	National Grid plc	739,261
15,311	Severn Trent plc	590,828
20,549	SSE plc	469,955
41,221	United Utilities Group plc	594,284
		2,394,328
		16,775,433
	TOTAL COMMON STOCKS (Cost $118,663,614)	120,933,831

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
178,083	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (e)	178,083
	TOTAL SHORT-TERM INVESTMENTS (Cost $178,083)	178,083

Principal Amount
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.6%
Repurchase Agreements — 1.6%
$ 443,249	Bank of America Securities, Inc. - 0.05%, dated 02/28/2022, matures 03/01/2022, repurchase price $443,250 (collateralized by various U.S. government mortgage backed securities: Total Value $452,114)	$ 443,249

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Principal Amount	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.6% (Continued)
	Repurchase Agreements — 1.6% (Continued)
$131,395	Citigroup Global Markets, Inc. - 0.05%, dated 02/28/2022, matures 03/01/2022, repurchase price $131,395 (collateralized by various U.S. government Treasury bills, notes, and bonds: Total Value $134,023)	$131,395
443,249	Daiwa Capital Markets America — 0.05%, dated 02/28/2022, matures 03/01/2022, repurchase price $443,250 (collateralized by various U.S. government Treasury bills, notes, bonds, and mortgage backed securities: Total Value $452,114)	443,249
443,249	HSBC Securities USA, Inc. - 0.05%, dated 02/28/2022, matures 03/01/2022, repurchase price $443,250 (collateralized by various U.S. government mortgage backed securities: Total Value $452,114)	443,249
443,249	RBC Dominion Securities, Inc. - 0.05%, dated 02/28/2022, matures 03/01/2022, repurchase price $443,250 (collateralized by various U.S. government Treasury bills, notes, bonds, and mortgage backed securities: Total Value $452,114)	443,249
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (f) (Cost $1,904,391)	1,904,391

	Total Investments (Cost $120,746,088) — 101.2%	123,016,305
	Liabilities in Excess of Other Assets — (1.2)%	(1,407,538)
	TOTAL NET ASSETS — 100.0%	$121,608,767

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of February 28, 2022. The total value of securities on loan is $2,329,218.
(b)	Represent less than 0.05% of net assets.
(c)	Non-income producing security.
(d)

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted be events or conditions affecting that country or region. See Note 9 in Notes to Financial Statements.

(e)	Rate shown is the annualized seven-day yield as of February 28, 2022.
(f)

Investments purchased with cash proceeds from securities lending collateral. As of February 28, 2022, total cash collateral has a value of $1,904,391. In addition, total non-cash collateral has a value of $546,235.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 9.6%
4,112	Activision Blizzard, Inc.	$335,128
26,200	AMC Entertainment Holdings, Inc. - Class A (a)(b)	494,132
18,756	AT&T, Inc.	444,330
16	Cable One, Inc.	22,926
309	Charter Communications, Inc. - Class A (a)(b)	185,950
11,915	Comcast Corporation - Class A	557,145
1,363	Electronic Arts, Inc.	177,313
12,527	Fox Corporation - Class A (b)	524,004
204	IAC/InterActiveCorp (a)(b)	23,411
1,024	Interpublic Group of Companies, Inc. (b)	37,683
368	Liberty Broadband Corporation - Class C (a)	53,986
869	Liberty Global plc - Class C (a)	22,481
522	Liberty Media Corporation-Liberty Formula One - Class C (a)	31,701
432	Live Nation Entertainment, Inc. (a)(b)	52,194
53,338	Lumen Technologies, Inc. (b)	552,582
700	Match Group, Inc. (a)	78,043
4,630	Meta Platforms, Inc. - Class A (a)(b)	977,069
1,759	Netflix, Inc. (a)(b)	693,961
554	Omnicom Group, Inc. (b)	46,475
17,939	Paramount Global - Class B (b)	549,113
1,468	Pinterest, Inc. - Class A (a)	39,269
2,898	Roku, Inc. (a)(b)	404,358
24,643	Snap, Inc. - Class A (a)(b)	984,242
4,938	Spotify Technology SA (a)	771,265
1,185	Take-Two Interactive Software, Inc. (a)(b)	191,970
2,049	Twitter, Inc. (a)(b)	72,842
13,202	Verizon Communications, Inc.	708,551
4,628	Walt Disney Company (a)	687,073
689	ZoomInfo Technologies, Inc. - Class A (a)(b)	37,681
		9,756,878
	Consumer Discretionary — 12.3%
163	Advance Auto Parts, Inc.	33,330
468	Amazon.com, Inc. (a)	1,437,351
9,431	Aramark (b)	348,570
63	AutoZone, Inc. (a)	117,394
6,562	Bath & Body Works, Inc. (a)(b)	350,214
399	Best Buy Company, Inc. (b)	38,559
108	Booking Holdings, Inc. (a)	234,603
629	BorgWarner, Inc. (b)	25,795
211	Burlington Stores, Inc. (a)	47,663
426	CarMax, Inc. (a)(b)	46,575
12,161	Carnival Corporation (a)(b)	247,233
76	Carvana Company (a)(b)	11,436
140	Chipotle Mexican Grill, Inc. (a)	213,269
871	D.R. Horton, Inc.	74,384
340	Darden Restaurants, Inc. (b)	49,375
73	Deckers Outdoor Corporation (a)	21,071
1,273	Dollar General Corporation (b)	252,487
11,456	Dollar Tree, Inc. (a)	1,627,668
1,855	Domino’s Pizza, Inc. (b)	801,749
821	DraftKings, Inc. - Class A (a)(b)	19,441
3,481	eBay, Inc.	190,028
332	Etsy, Inc. (a)(b)	51,423
381	Expedia Group, Inc. (a)	74,718
2,380	Farfetch, Ltd. - Class A (a)(b)	45,339
10,312	Ford Motor Company	181,079
3,361	GameStop Corporation - Class A (a)(b)	414,545
3,477	General Motors Company (a)	162,445
366	Genuine Parts Company	44,711
340	Hasbro, Inc. (b)	32,997
722	Hilton Worldwide Holdings, Inc. (a)	107,477
2,275	Las Vegas Sands Corporation (a)	97,507
156	Lear Corporation (b)	24,545
703	Lennar Corporation - Class A (b)	63,186
664	LKQ Corporation (b)	31,175
454	Lowe’s Companies, Inc.	100,361
18,686	Lucid Group, Inc. (a)(b)	541,520
86	Lululemon Athletica, Inc. (a)	27,515
725	Marriott International, Inc. - Class A (a)	123,352
1,965	McDonald’s Corporation	480,973
79	MercadoLibre, Inc. (a)(b)	89,005
422	MGM Resorts International	18,690
144	Mohawk Industries, Inc. (a)	20,272
3,316	NIKE, Inc. - Class B	452,799
12	NVR, Inc. (a)	59,501
176	O’Reilly Automotive, Inc. (a)	114,266
15,128	Peloton Interactive, Inc. - Class A (a)(b)	439,620
437	Penn National Gaming, Inc. (a)(b)	22,440
103	Pool Corporation	47,233
917	Ross Stores, Inc.	83,805

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Consumer Discretionary — 12.3% (Continued)
2,984	Royal Caribbean Cruises, Ltd. (a)	$240,868
422	Service Corporation International (b)	25,679
722	Tapestry, Inc. (b)	29,530
1,634	Target Corporation	326,424
2,930	TJX Companies, Inc. (b)	193,673
299	Tractor Supply Company	60,933
140	Ulta Beauty, Inc. (a)	52,430
926	V.F. Corporation (b)	53,727
303	Vail Resorts, Inc.	78,947
197	Wayfair, Inc. - Class A (a)(b)	27,751
192	Williams-Sonoma, Inc.	27,813
278	Wynn Resorts, Ltd. (a)	24,053
21,037	Yum China Holdings, Inc. (b)	1,094,344
770	Yum! Brands, Inc.	94,387
		12,471,253
	Consumer Staples — 13.7%
1,463	Archer-Daniels-Midland Company	114,772
794	Brown-Forman Corporation - Class B	51,793
359	Bunge, Ltd.	37,533
8,990	Church & Dwight Company, Inc.	879,672
6,271	Clorox Company (b)	914,248
10,183	Coca-Cola Company	633,791
2,208	Colgate-Palmolive Company	169,906
23,990	Conagra Brands, Inc. (b)	838,930
402	Constellation Brands, Inc. - Class A	86,679
1,160	Costco Wholesale Corporation	602,330
421	Darling Ingredients, Inc. (a)	30,514
566	Estee Lauder Companies, Inc. - Class A (b)	167,723
24,728	General Mills, Inc.	1,667,409
380	Hershey Company	76,859
14,755	Hormel Foods Corporation	702,928
5,326	J.M. Smucker Company (b)	717,679
13,130	Kellogg Company (b)	839,532
3,741	Keurig Dr Pepper, Inc.	144,664
3,050	Kimberly-Clark Corporation (b)	396,958
8,227	Kraft Heinz Company	322,663
34,870	Kroger Company (b)	1,631,915
650	McCormick & Company, Inc. (b)	61,861
3,645	Mondelez International, Inc. - Class A	238,675
986	Monster Beverage Corporation (a)	83,218
3,630	PepsiCo, Inc.	594,376
6,330	Procter & Gamble Company	986,783
1,316	Sysco Corporation (b)	114,624
6,813	Tyson Foods, Inc. - Class A	631,293
3,853	Walgreens Boots Alliance, Inc.	177,585
		13,916,913
	Energy — 3.5%
2,157	Baker Hughes Company (b)	63,373
874	Cheniere Energy, Inc.	116,155
1,703	Chevron Corporation (b)	245,232
3,463	ConocoPhillips	328,500
12,035	Coterra Energy, Inc. (b)	280,777
1,766	Devon Energy Corporation (b)	105,165
9,251	Diamondback Energy, Inc.	1,277,563
1,958	EOG Resources, Inc.	225,013
2,181	Halliburton Company	73,129
752	Hess Corporation	75,997
5,218	Kinder Morgan, Inc. (b)	90,793
3,272	Marathon Oil Corporation	73,816
2,327	Occidental Petroleum Corporation	101,760
827	ONEOK, Inc. (b)	54,003
572	Pioneer Natural Resources Company (b)	137,051
3,681	Schlumberger, Ltd.	144,442
589	Targa Resources Corporation	38,503
654	Valero Energy Corporation	54,616
3,189	Williams Companies, Inc. (b)	99,752
		3,585,640
	Financials — 6.8%
1,588	Aflac, Inc.	97,011
35	Alleghany Corporation (a)	23,167
740	Allstate Corporation	90,546
899	Ally Financial, Inc.	44,860
984	American Express Company	191,428
196	American Financial Group, Inc.	26,536
2,158	American International Group, Inc.	132,156
32,591	Annaly Capital Management, Inc. (b)	226,833
554	Aon plc - Class A	161,846
981	Arch Capital Group, Ltd. (a)	46,215
540	Arthur J. Gallagher & Company	85,423
5,226	Bank of America Corporation	230,990
1,963	Bank of New York Mellon Corporation	104,333
2,094	Berkshire Hathaway, Inc. - Class B (a)	673,116
618	Brown & Brown, Inc.	41,783

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Financials — 6.8% (Continued)
319	Capital One Financial Corporation	$48,893
5,390	Cboe Global Markets, Inc. (b)	632,194
3,972	Charles Schwab Corporation	335,475
970	Chubb, Ltd.	197,531
408	Cincinnati Financial Corporation	50,098
1,115	Citizens Financial Group, Inc. (b)	58,448
926	CME Group, Inc. (b)	219,027
341	Comerica, Inc.	32,562
370	East West Bancorp, Inc.	32,397
102	Everest Re Group, Ltd.	30,418
98	FactSet Research Systems, Inc.	39,797
712	Fidelity National Financial, Inc.	33,920
953	First Horizon Corporation (b)	22,376
467	First Republic Bank/CA	80,912
766	Franklin Resources, Inc. (b)	22,773
35	Goldman Sachs Group, Inc.	11,945
3,742	Huntington Bancshares, Inc. (b)	58,076
1,467	Intercontinental Exchange, Inc.	187,952
2,546	JPMorgan Chase & Company	361,024
2,435	KeyCorporation (b)	61,045
749	M&T Bank Corporation (b)	136,490
98	MarketAxess Holdings, Inc. (b)	37,380
1,318	Marsh & McLennan Companies, Inc.	204,830
522	Northern Trust Corporation (b)	59,456
872	PNC Financial Services Group, Inc.	173,746
1,913	Progressive Corporation	202,644
2,037	Regions Financial Corporation (b)	49,275
155	Signature Bank	53,458
903	State Street Corporation	77,053
645	Travelers Companies, Inc.	110,830
3,419	Truist Financial Corporation	212,730
3,498	U.S. Bancorp	197,777
349	W.R. Berkley Corporation	31,515
10,468	Wells Fargo & Company	558,678
264	Western Alliance Bancorp	24,747
325	Willis Towers Watson plc	72,248
		6,895,963
	Health Care — 23.7%
4,348	10X Genomics, Inc. - Class A (a)(b)	354,232
4,615	Abbott Laboratories	556,661
4,762	AbbVie, Inc.	703,681
2,264	ABIOMED, Inc. (a)	703,516
48	Align Technology, Inc. (a)(b)	24,550
6,127	Alnylam Pharmaceuticals, Inc. (a)(b)	967,147
397	AmerisourceBergen Corporation	56,584
1,478	Amgen, Inc. (b)	334,737
638	Anthem, Inc.	288,280
1,395	Avantor, Inc. (a)(b)	48,393
2,659	Baxter International, Inc.	225,935
1,991	Becton Dickinson and Company (b)	540,118
6,742	Biogen, Inc. (a)	1,422,628
2,796	BioMarin Pharmaceutical, Inc. (a)	218,424
57	Bio-Rad Laboratories, Inc. - Class A (a)	35,680
103	Bio-Techne Corporation	43,199
3,738	Boston Scientific Corporation (a)	165,107
5,951	Bristol-Myers Squibb Company	408,655
739	Cardinal Health, Inc.	39,913
2,149	Centene Corporation (a)	177,550
773	Cerner Corporation	72,082
869	Cigna Corporation	206,631
129	Cooper Companies, Inc. (b)	52,764
3,460	CVS Health Corporation	358,629
1,687	Danaher Corporation	462,930
1,226	DENTSPLY SIRONA, Inc.	66,376
1,473	DexCom, Inc. (a)(b)	609,689
1,629	Edwards Lifesciences Corporation (a)	183,051
5,681	Elanco Animal Health, Inc. (a)	161,397
4,175	Eli Lilly & Company	1,043,541
1,955	Exact Sciences Corporation (a)(b)	152,607
19,322	Gilead Sciences, Inc.	1,167,049
323	Guardant Health, Inc. (a)	21,405
631	HCA Healthcare, Inc.	157,946
359	Henry Schein, Inc. (a)	31,010
653	Hologic, Inc. (a)	46,474
2,613	Horizon Therapeutics plc (a)	238,227
334	Humana, Inc. (b)	145,063
213	ICON plc (a)	50,696
221	IDEXX Laboratories, Inc. (a)	117,649
411	Illumina, Inc. (a)	134,233
806	Incyte Corporation (a)	55,050
2,182	Insulet Corporation (a)(b)	577,554
6,842	Johnson & Johnson	1,125,989
250	Laboratory Corporation of America Holdings (a)	67,815

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 23.7% (Continued)
134	Masimo Corporation (a)	$21,098
402	McKesson Corporation	110,534
3,534	Medtronic plc	371,035
8,371	Merck & Company, Inc.	641,051
61	Mettler-Toledo International, Inc. (a)	85,933
5,168	Moderna, Inc. (a)	793,805
152	Molina Healthcare, Inc. (a)	46,644
3,957	Novavax, Inc. (a)(b)	329,895
4,588	Novocure, Ltd. (a)	375,574
336	Penumbra, Inc. (a)(b)	74,505
330	PerkinElmer, Inc. (b)	59,271
22,375	Pfizer, Inc.	1,050,283
697	Quest Diagnostics, Inc. (b)	91,495
1,380	Regeneron Pharmaceuticals, Inc. (a)	853,337
193	Repligen Corporation (a)	37,963
379	ResMed, Inc.	93,518
862	Royalty Pharma plc - Class A	33,842
4,559	Seagen, Inc. (a)	587,518
262	STERIS plc	62,880
7,352	Teladoc Health, Inc. (a)(b)	558,091
123	Teleflex, Inc.	41,366
1,034	Thermo Fisher Scientific, Inc.	562,495
2,411	UnitedHealth Group, Inc.	1,147,324
186	Universal Health Services, Inc. - Class B (b)	26,771
362	Veeva Systems, Inc. - Class A (a)	82,916
1,287	Vertex Pharmaceuticals, Inc. (a)	296,036
44,136	Viatris, Inc.	485,937
159	Waters Corporation (a)(b)	50,360
194	West Pharmaceutical Services, Inc.	75,094
549	Zimmer Biomet Holdings, Inc.	69,827
1,168	Zoetis, Inc.	226,183
		23,963,428
	Industrials — 5.6%
1,514	3M Company	225,056
1,125	A.O. Smith Corporation (b)	77,153
235	Allegion plc	26,912
1,822	American Airlines Group, Inc. (a)(b)	31,430
172	Axon Enterprise, Inc. (a)(b)	24,123
4,112	C.H. Robinson Worldwide, Inc. (b)	397,548
136	Carlisle Companies, Inc.	32,286
2,808	Carrier Global Corporation (b)	126,023
1,421	Caterpillar, Inc.	266,550
7,258	Clarivate plc (a)(b)	108,725
1,028	CoStar Group, Inc. (a)	62,718
374	Cummins, Inc.	76,341
737	Deere & Company	265,335
1,676	Delta Air Lines, Inc. (a)	66,906
1,553	Emerson Electric Company	144,305
320	Equifax, Inc.	69,869
444	Expeditors International of Washington, Inc.	45,892
1,508	Fastenal Company	77,602
646	FedEx Corporation (b)	143,586
163	Generac Holdings, Inc. (a)(b)	51,422
2,848	General Electric Company (b)	272,013
188	Graco, Inc.	13,553
193	HEICO Corporation - Class A	23,724
1,007	Howmet Aerospace, Inc.	36,171
200	IDEX Corporation	38,380
708	Illinois Tool Works, Inc. (b)	153,169
1,068	Ingersoll Rand, Inc.	53,955
220	JB Hunt Transport Services, Inc. (b)	44,645
1,848	Johnson Controls International plc	120,046
88	Lennox International, Inc. (b)	23,490
726	Lyft, Inc. - Class A (a)	28,270
639	Masco Corporation (b)	35,810
177	Norfolk Southern Corporation	45,404
271	Old Dominion Freight Line, Inc.	85,102
1,117	Otis Worldwide Corporation	87,495
836	PACCAR, Inc.	76,753
433	Pentair plc	25,075
3,087	Plug Power, Inc. (a)(b)	78,070
370	Quanta Services, Inc.	40,308
177	Regal Rexnord Corporation (b)	28,382
547	Republic Services, Inc.	65,793
286	Robert Half International, Inc.	34,403
305	Rockwell Automation, Inc.	81,307
278	Roper Technologies, Inc. (b)	124,605
139	Snap-on, Inc. (b)	29,215
1,551	Southwest Airlines Company (a)	67,933
529	Sunrun, Inc. (a)(b)	14,431
279	Toro Company (b)	26,173
623	Trane Technologies plc	95,898
283	Trex Company, Inc. (a)(b)	25,991
3,924	Uber Technologies, Inc. (a)	141,382
845	Union Pacific Corporation (b)	207,828
850	United Airlines Holdings, Inc. (a)	37,740

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrials — 5.6% (Continued)
1,916	United Parcel Service, Inc. - Class B	$403,165
421	Verisk Analytics, Inc.	74,660
113	W.W. Grainger, Inc.	53,908
1,099	Waste Management, Inc.	158,696
1,213	Watsco, Inc.	331,221
465	Westinghouse Air Brake Technologies Corporation	43,161
472	Xylem, Inc. (b)	41,984
		5,689,091
	Information Technology — 12.3%
2,963	Advanced Micro Devices, Inc. (a)	365,489
420	Akamai Technologies, Inc. (a)(b)	45,469
333	Amdocs, Ltd.	26,207
4,403	Apple, Inc.	727,024
602	Arista Networks, Inc. (a)	73,883
682	Aspen Technology, Inc. (a)	103,944
1,846	Atlassian Corporation plc - Class A (a)	564,359
220	Avalara, Inc. (a)(b)	22,860
550	Bentley Systems, Inc. - Class B (b)	21,115
1,359	Bill.com Holdings, Inc. (a)(b)	323,279
396	Black Knight, Inc. (a)	22,251
305	Broadridge Financial Solutions, Inc. (b)	44,594
260	Check Point Software Technologies, Ltd. (a)	37,669
402	Ciena Corporation (a)	27,505
2,360	Cisco Systems, Inc.	131,618
5,997	Citrix Systems, Inc.	614,693
9,719	Cloudflare, Inc. - Class A (a)(b)	1,131,487
195	Coupa Software, Inc. (a)	23,597
1,556	Crowdstrike Holdings, Inc. - Class A (a)	303,747
1,298	Datadog, Inc. - Class A (a)(b)	209,121
743	Dell Technologies, Inc. - Class C	37,863
7,081	DocuSign, Inc. (a)	838,602
193	Elastic NV (a)	16,723
323	Enphase Energy, Inc. (a)	53,844
160	F5, Inc. (a)(b)	32,136
1,386	Fidelity National Information Services, Inc. (b)	131,989
1,413	Five9, Inc. (a)	155,430
209	FleetCor Technologies, Inc. (a)(b)	48,948
211	Gartner, Inc. (a)	59,169
435	GoDaddy, Inc. - Class A (a)(b)	36,283
219	Guidewire Software, Inc. (a)	19,305
3,432	Hewlett Packard Enterprise Company (b)	54,637
3,023	HP, Inc.	103,870
3,900	Intel Corporation	186,030
2,355	International Business Machines Corporation (b)	288,511
195	Jack Henry & Associates, Inc. (b)	34,476
846	Juniper Networks, Inc. (b)	28,586
1,356	Marvell Technology, Inc.	92,655
162	MongoDB, Inc. (a)(b)	61,882
586	NetApp, Inc.	45,931
28,653	NortonLifeLock, Inc. (b)	830,363
387	Okta, Inc. (a)(b)	70,759
4,179	Oracle Corporation	317,479
253	Palo Alto Networks, Inc. (a)(b)	150,345
1,998	QUALCOMM, Inc.	343,636
3,637	RingCentral, Inc. - Class A (a)(b)	475,865
501	salesforce.com, Inc. (a)	105,476
543	Seagate Technology Holdings plc	56,016
237	Snowflake, Inc. - Class A (a)	62,961
134	SolarEdge Technologies, Inc. (a)	42,802
219	Splunk, Inc. (a)	25,864
121	Teledyne Technologies, Inc. (a)	51,955
2,081	Twilio, Inc. - Class A (a)	363,759
107	Tyler Technologies, Inc. (a)(b)	45,824
438	Unity Software, Inc. (a)(b)	46,625
110	VeriSign, Inc. (a)	23,509
544	VMware, Inc. - Class A	63,822
143	Wix.com, Ltd. (a)	13,096
90	Workday, Inc. - Class A (a)(b)	20,615
314	Zendesk, Inc. (a)	36,634
8,641	Zoom Video Communications, Inc. - Class A (a)(b)	1,145,796
4,194	Zscaler, Inc. (a)(b)	1,002,994
		12,442,976
	Materials — 3.6%
579	Air Products and Chemicals, Inc. (b)	136,818
307	Albemarle Corporation (b)	60,138
217	Avery Dennison Corporation	38,235
847	Ball Corporation (b)	76,010
330	CF Industries Holdings, Inc.	26,793
1,194	Cleveland-Cliffs, Inc. (a)(b)	26,698
1,902	Corteva, Inc.	98,961
1,360	DuPont de Nemours, Inc.	105,223

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Materials — 3.6% (Continued)
182	Ecolab, Inc.	$32,079
273	FMC Corporation (b)	32,009
669	International Flavors & Fragrances, Inc.	88,977
1,015	International Paper Company	44,183
447	Linde plc	131,078
163	Martin Marietta Materials, Inc.	61,842
971	Mosaic Company (b)	50,910
29,063	Newmont Corporation	1,923,971
747	Nucor Corporation (b)	98,320
246	Packaging Corporation of America	36,209
624	PPG Industries, Inc. (b)	83,273
337	RPM International, Inc.	28,500
630	Sherwin-Williams Company	165,772
496	Steel Dynamics, Inc. (b)	35,008
967	Vulcan Materials Company	175,462
687	Westrock Company	31,101
		3,587,570
	Real Estate — 5.1%
403	Alexandria Real Estate Equities, Inc.	76,328
1,194	American Tower Corporation	270,883
366	AvalonBay Communities, Inc.	87,324
374	Boston Properties, Inc. (b)	45,744
266	Camden Property Trust	43,919
847	CBRE Group, Inc. - Class A (a)	82,031
1,131	Crown Castle International Corporation	188,413
746	Digital Realty Trust, Inc.	100,650
236	Equinix, Inc.	167,496
442	Equity LifeStyle Properties, Inc.	32,982
956	Equity Residential	81,547
172	Essex Property Trust, Inc.	54,553
6,787	Extra Space Storage, Inc.	1,276,975
1,992	Federal Realty Investment Trust	234,219
1,414	Healthpeak Properties, Inc.	43,919
5,915	Host Hotels & Resorts, Inc. (b)	108,067
755	Iron Mountain, Inc. (b)	37,131
131	Jones Lang LaSalle, Inc. (a)	32,255
1,586	Kimco Realty Corporation (b)	37,319
302	Mid-America Apartment Communities, Inc.	61,792
2,577	Public Storage	914,888
1,483	Realty Income Corporation	98,011
7,088	Regency Centers Corporation (b)	467,028
283	SBA Communications Corporation	85,859
1,432	Simon Property Group, Inc.	196,986
309	Sun Communities, Inc. (b)	55,929
807	UDR, Inc.	44,280
1,046	Ventas, Inc.	56,484
1,142	Welltower, Inc. (b)	95,117
484	WP Carey, Inc.	37,462
1,203	Zillow Group, Inc. - Class C (a)	69,197
		5,184,788
	Utilities — 3.5%
476	American Water Works Company, Inc. (b)	71,918
346	Atmos Energy Corporation	37,994
759	CMS Energy Corporation (b)	48,584
16,529	Consolidated Edison, Inc.	1,417,693
2,124	Dominion Energy, Inc.	168,922
999	Edison International	63,357
596	Essential Utilities, Inc.	28,078
896	Eversource Energy	73,293
5,149	NextEra Energy, Inc.	403,012
1,027	NiSource, Inc.	29,711
77,034	PG&E Corporation (a)	875,876
1,945	PPL Corporation	50,901
1,328	Public Service Enterprise Group, Inc.	86,094
829	Sempra Energy	119,558
547	UGI Corporation (b)	21,027
		3,496,018
	TOTAL COMMON STOCKS (Cost $89,320,211)	100,990,518

	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
211,894	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)	211,894
	TOTAL SHORT-TERM INVESTMENTS (Cost $211,894)	211,894

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 30.7%
	Private Funds — 30.7%
31,137,816	Mount Vernon Liquid Assets Portfolio, LLC, 0.13% (c)	$31,137,816
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $31,137,816)	31,137,816

	Total Investments (Cost $120,669,921) — 130.6%	132,340,228
	Liabilities in Excess of Other Assets — (30.6)%	(31,028,535)
	TOTAL NET ASSETS — 100.0%	$101,311,693

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2022. The total value of securities on loan is $30,795,820.
(c)	Rate shown is the annualized seven-day yield as of February 28, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Nasdaq-100® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 100.6% (e)
	Communication Services — 17.7%
51,069	Activision Blizzard, Inc.	$4,162,124
11,870	Alphabet, Inc. - Class A (a)	32,062,532
12,544	Alphabet, Inc. - Class C (a)	33,841,453
15,901	Baidu, Inc. - ADR (a)	2,423,948
11,723	Charter Communications, Inc. - Class A (a)	7,054,667
299,293	Comcast Corporation - Class A	13,994,941
18,548	Electronic Arts, Inc.	2,412,909
18,559	Match Group, Inc. (a)	2,069,143
139,852	Meta Platforms, Inc. - Class A (a)	29,512,968
18,584	NetEase, Inc. - ADR	1,771,799
29,010	Netflix, Inc. (a)	11,445,025
262,525	Sirius XM Holdings, Inc.	1,617,154
81,975	T-Mobile US, Inc. (a)	10,100,140
		152,468,803
	Consumer Discretionary — 16.2%
22,534	Airbnb, Inc. - Class A (a)	3,413,676
20,050	Amazon.com, Inc. (a)	61,578,762
2,636	Booking Holdings, Inc. (a)	5,726,051
14,721	Dollar Tree, Inc. (a)	2,091,560
41,056	eBay, Inc.	2,241,247
48,669	JD.com, Inc. - ADR (a)	3,486,160
107,182	Lucid Group, Inc. (a)	3,106,134
8,139	Lululemon Athletica, Inc. (a)	2,603,992
21,359	Marriott International, Inc. - Class A (a)	3,634,020
3,262	MercadoLibre, Inc. (a)	3,675,132
4,405	O’Reilly Automotive, Inc. (a)	2,859,903
27,253	Pinduoduo, Inc. - ADR (a)	1,413,341
23,265	Ross Stores, Inc.	2,126,188
76,985	Starbucks Corporation	7,066,453
39,838	Tesla, Inc. (a)	34,676,191
		139,698,810
	Consumer Staples — 5.6%
28,947	Costco Wholesale Corporation	15,030,730
93,008	Keurig Dr Pepper, Inc.	3,596,619
80,334	Kraft Heinz Company	3,150,699
91,509	Mondelez International, Inc. - Class A	5,992,010
34,668	Monster Beverage Corporation (a)	2,925,979
90,711	PepsiCo, Inc.	14,853,020
56,759	Walgreens Boots Alliance, Inc.	2,616,022
		48,165,079
	Health Care — 5.8%
5,153	Align Technology, Inc. (a)	2,635,553
36,975	Amgen, Inc.	8,374,099
38,923	AstraZeneca plc - ADR	2,369,632
9,597	Biogen, Inc. (a)	2,025,063
6,307	DexCom, Inc. (a)	2,610,530
82,283	Gilead Sciences, Inc.	4,969,893
5,520	IDEXX Laboratories, Inc. (a)	2,938,572
10,223	Illumina, Inc. (a)	3,338,832
23,380	Intuitive Surgical, Inc. (a)	6,787,916
26,589	Moderna, Inc. (a)	4,084,070
6,880	Regeneron Pharmaceuticals, Inc. (a)	4,254,317
11,940	Seagen, Inc. (a)	1,538,708
16,665	Vertex Pharmaceuticals, Inc. (a)	3,833,283
		49,760,468
	Industrials — 3.0%
6,744	Cintas Corporation	2,531,158
15,504	Copart, Inc. (a)	1,905,132
145,557	CSX Corporation	4,935,837
37,744	Fastenal Company	1,942,306
45,154	Honeywell International, Inc.	8,567,971
7,554	Old Dominion Freight Line, Inc.	2,372,183
22,770	PACCAR, Inc.	2,090,514
10,517	Verisk Analytics, Inc.	1,865,085
		26,210,186
	Information Technology — 51.2% (b)
31,163	Adobe, Inc. (a)	14,574,312
107,181	Advanced Micro Devices, Inc. (a)	13,219,699
35,224	Analog Devices, Inc.	5,646,055
5,716	ANSYS, Inc. (a)	1,853,070
649,585	Apple, Inc.	107,259,475
59,243	Applied Materials, Inc.	7,950,411
5,283	ASML Holding NV - NY	3,521,172
9,150	Atlassian Corporation plc - Class A (a)	2,797,338
14,403	Autodesk, Inc. (a)	3,171,973
27,594	Automatic Data Processing, Inc.	5,641,317
26,946	Broadcom, Inc.	15,829,158
18,159	Cadence Design Systems, Inc. (a)	2,749,817
276,824	Cisco Systems, Inc.	15,438,474
34,435	Cognizant Technology Solutions Corporation - Class A	2,965,887
13,444	Crowdstrike Holdings, Inc. - Class A (a)	2,624,403
16,723	Datadog, Inc. - Class A (a)	2,694,243
12,890	DocuSign, Inc. (a)	1,526,563
43,280	Fiserv, Inc. (a)	4,227,158

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Nasdaq-100® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.6% (e) (Continued)
	Information Technology — 51.2% (b) (Continued)
10,590	Fortinet, Inc. (a)	$3,648,467
266,930	Intel Corporation	12,732,561
18,564	Intuit, Inc.	8,806,205
9,888	KLA Corporation	3,445,968
9,180	Lam Research Corporation	5,153,193
54,041	Marvell Technology, Inc.	3,692,622
36,403	Microchip Technology, Inc.	2,560,223
73,402	Micron Technology, Inc.	6,522,502
297,243	Microsoft Corporation	88,813,235
139,385	NVIDIA Corporation	33,989,032
17,426	NXP Semiconductors NV	3,313,031
9,639	Okta, Inc. (a)	1,762,395
6,421	Palo Alto Networks, Inc. (a)	3,815,679
23,656	Paychex, Inc.	2,816,483
77,105	PayPal Holdings, Inc. (a)	8,630,362
73,488	QUALCOMM, Inc.	12,639,201
10,832	Skyworks Solutions, Inc.	1,496,657
10,540	Splunk, Inc. (a)	1,244,774
9,995	Synopsys, Inc. (a)	3,122,338
60,597	Texas Instruments, Inc.	10,300,884
7,269	VeriSign, Inc. (a)	1,553,531
12,621	Workday, Inc. - Class A (a)	2,890,840
15,867	Zoom Video Communications, Inc. - Class A (a)	2,103,964
9,078	Zscaler, Inc. (a)	2,171,004
		440,915,676
	Utilities — 1.1%
33,017	American Electric Power Company, Inc.	2,992,991
21,401	Constellation Energy Corporation	984,018
64,193	Exelon Corporation	2,732,054
35,303	Xcel Energy, Inc.	2,376,951
		9,086,014
	TOTAL COMMON STOCKS (Cost $865,006,886)	866,305,036

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (c) — 1.3%
608	Nasdaq 100 Index Put, Expiration: 03/18/2022, Exercise Price: $13,500.00	$865,658,848	$11,004,800
	TOTAL PURCHASED OPTIONS (Cost $15,618,869)		11,004,800

Shares
	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
2,906,962	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (d)		2,906,962
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,906,962)		2,906,962

	Total Investments (Cost $883,532,717) — 102.2%		880,216,798
	Liabilities in Excess of Other Assets — (2.2)%		(18,848,516)
	TOTAL NET ASSETS — 100.0%		$861,368,282

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(c)	Exchange traded.
(d)	Rate shown is the annualized seven-day yield as of February 28, 2022.
(e)	All Common Stocks in this Schedule of Investments are held as collateral for the Written Option.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Written Options

February 28, 2022 (Unaudited)

Nationwide Nasdaq-100® Risk-Managed Income ETF

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (2.2)%
(608)	Nasdaq 100 Index Call, Expiration: 03/18/2022, Exercise Price: $14,350.00	$(865,658,848)	$(19,021,280)
	TOTAL WRITTEN OPTIONS (Premiums Received $22,826,120)		$(19,021,280)

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Dow Jones® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (d)
	Communication Services — 3.9%
5,433	Verizon Communications, Inc.	$291,589
5,433	Walt Disney Company (a)	806,583
		1,098,172
	Consumer Discretionary — 13.5%
5,433	Home Depot, Inc.	1,715,905
5,433	McDonald’s Corporation	1,329,835
5,433	NIKE, Inc. - Class B	741,876
		3,787,616
	Consumer Staples — 7.7%
5,433	Coca-Cola Company	338,150
5,433	Procter & Gamble Company	846,950
5,433	Walgreens Boots Alliance, Inc.	250,407
5,433	Walmart, Inc.	734,325
		2,169,832
	Energy — 2.8%
5,433	Chevron Corporation	782,352
	Financials — 16.4%
5,433	American Express Company	1,056,936
5,433	Goldman Sachs Group, Inc.	1,854,229
5,433	JPMorgan Chase & Company	770,399
5,433	Travelers Companies, Inc.	933,552
		4,615,116
	Health Care — 18.2%
5,433	Amgen, Inc.	1,230,466
5,433	Johnson & Johnson	894,109
5,433	Merck & Company, Inc.	416,059
5,433	UnitedHealth Group, Inc.	2,585,402
		5,126,036
	Industrials — 14.1%
5,433	3M Company	807,615
5,433	Boeing Company (a)	1,115,612
5,433	Caterpillar, Inc.	1,019,122
5,433	Honeywell International, Inc.	1,030,913
		3,973,262
	Information Technology — 21.6%
5,433	Apple, Inc.	897,097
5,433	Cisco Systems, Inc.	302,998
5,433	Intel Corporation	259,154
5,433	International Business Machines Corporation	665,597
5,433	Microsoft Corporation	1,623,326
5,433	salesforce.com, Inc. (a)	1,143,809
5,433	Visa, Inc. - Class A	1,174,180
		6,066,161
	Materials — 1.1%
5,433	Dow, Inc.	320,330
	TOTAL COMMON STOCKS (Cost $29,238,173)	27,938,877

Contracts		Notional Amount
	PURCHASED OPTIONS (b) — 1.0%
824	Dow Jones Industrial Average Index Put, Expiration: 03/18/2022, Exercise Price: $325.00	$27,927,832	286,340
	TOTAL PURCHASED OPTIONS (Cost $314,949)		286,340

Shares
	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
84,330	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)		84,330
	TOTAL SHORT-TERM INVESTMENTS (Cost $84,330)		84,330

	Total Investments (Cost $29,637,452) — 100.6%		28,309,547
	Liabilities in Excess of Other Assets — (0.6)%		(160,572)
	TOTAL NET ASSETS — 100.0%		$28,148,975

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange traded.
(c)	Rate shown is the annualized seven-day yield as of February 28, 2022.
(d)	All Common Stocks in this Schedule of Investments are held as collateral for the Written Option.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Written Options

February 28, 2022 (Unaudited)

Nationwide Dow Jones® Risk-Managed Income ETF

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (0.8)%
(824)	Dow Jones Industrial Average Index Call, Expiration: 03/18/2022, Exercise Price: $347.00	$(27,927,832)	$(217,948)
	TOTAL WRITTEN OPTIONS (Premiums Received $447,864)		$(217,948)

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d)
	Communication Services — 3.0%
477	Advantage Solutions, Inc. (a)	$3,754
3,034	AMC Entertainment Holdings, Inc. - Class A (a)	57,222
179	AMC Networks, Inc. - Class A (a)	7,420
70	Anterix, Inc. (a)	3,730
67	ATN International, Inc.	2,233
764	Audacy, Inc. (a)	2,368
137	Bandwidth, Inc. - Class A (a)	4,185
126	Boston Omaha Corporation - Class A (a)	3,527
202	Cardlytics, Inc. (a)	11,716
575	Cargurus, Inc. (a)	27,858
410	Cars.com, Inc. (a)	6,634
36	Chicken Soup For The Soul Entertainment, Inc. (a)	349
619	Cinemark Holdings, Inc. (a)	10,857
2,194	Clear Channel Outdoor Holdings, Inc. (a)	8,206
253	Cogent Communications Holdings, Inc.	16,040
406	comScore, Inc. (a)	1,064
459	Consolidated Communications Holdings, Inc. (a)	3,268
162	CuriosityStream, Inc. (a)	593
6	Daily Journal Corporation (a)	1,940
17	Digital Media Solutions, Inc. - Class A (a)	58
224	EchoStar Corporation - Class A (a)	5,452
148	Emerald Holding, Inc. (a)	530
367	Entravision Communications Corporation - Class A	2,349
94	Eros STX Global Corporation (a)	298
434	Eventbrite, Inc. - Class A (a)	6,558
115	EverQuote, Inc. - Class A (a)	1,711
322	EW Scripps Company - Class A (a)	7,168
258	Fluent, Inc. (a)	366
808	fuboTV, Inc. (a)	6,908
840	Gannett Company, Inc. (a)	4,166
3,801	Globalstar, Inc. (a)	4,485
346	Gogo, Inc. (a)	4,927
515	Gray Television, Inc.	12,066
95	Hemisphere Media Group, Inc. (a)	508
121	IDT Corporation - Class B (a)	4,363
666	iHeartMedia, Inc. - Class A (a)	14,286
295	IMAX Corporation (a)	6,101
101	Integral Ad Science Holding Corporation (a)	1,890
717	Iridium Communications, Inc. (a)	28,386
266	John Wiley & Sons, Inc. - Class A	13,382
252	Liberty Latin America, Ltd. - Class A (a)	2,533
980	Liberty Latin America, Ltd. - Class C (a)	9,888
60	Liberty Media Corporation - Liberty Braves - Class A (a)	1,538
219	Liberty Media Corporation - Liberty Braves - Class C (a)	5,409
406	Liberty TripAdvisor Holdings, Inc. - Class A (a)	861
322	Lions Gate Entertainment Corporation - Class A (a)	4,946
672	Lions Gate Entertainment Corporation - Class B (a)	9,576
350	LiveOne, Inc. (a)	299
154	Madison Square Garden Entertainment Corporation (a)	12,067
728	Magnite, Inc. (a)	10,614
126	Marcus Corporation (a)	2,291
112	MediaAlpha, Inc. - Class A (a)	1,608
336	National CineMedia, Inc.	998
126	Ooma, Inc. (a)	2,107
42	Outbrain, Inc. (a)	548
280	QuinStreet, Inc. (a)	3,150
350	Radius Global Infrastructure, Inc. - Class A (a)	4,501
154	Scholastic Corporation	6,480
294	Shenandoah Telecommunications Company	6,571
266	Sinclair Broadcast Group, Inc. - Class A	7,980
14	Society Pass, Inc. (a)	37
336	Stagwell, Inc. (a)	2,547
154	TechTarget, Inc. (a)	12,071
1,344	TEGNA, Inc.	30,805
602	Telephone and Data Systems, Inc.	10,444
56	Telesat Corporation	1,161
42	Thryv Holdings, Inc. (a)	1,277

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Communication Services — 3.0% (Continued)
546	TrueCar, Inc. (a)	$1,824
84	United States Cellular Corporation	2,311
322	WideOpenWest, Inc. (a)	5,471
406	Yelp, Inc. (a)	13,759
252	Ziff Davis, Inc. (a)	25,351
		499,945
	Consumer Discretionary — 10.6%
161	1-800-Flowers.com, Inc. - Class A (a)	2,492
38	1stdibs.com, Inc. (a)	416
434	2U, Inc. (a)	4,557
189	Aaron’s Company, Inc.	3,967
354	Abercrombie & Fitch Company - Class A (a)	13,480
472	Academy Sports & Outdoors, Inc. (a)	15,279
343	Accel Entertainment, Inc. (a)	4,490
210	Acushnet Holdings Corporation	9,198
589	Adient plc (a)	26,358
294	Adtalem Global Education, Inc. (a)	6,109
58	aka Brands Holding Corporation (a)	437
711	American Axle & Manufacturing Holdings, Inc. (a)	6,584
933	American Eagle Outfitters, Inc.	19,668
85	American Outdoor Brands, Inc. (a)	1,329
116	American Public Education, Inc. (a)	2,315
36	America’s Car-Mart, Inc. (a)	3,462
476	AMMO, Inc. (a)	2,242
178	Arcimoto, Inc. (a)	1,047
730	Arko Corporation	6,096
143	Asbury Automotive Group, Inc. (a)	27,757
162	Aterian, Inc. (a)	484
185	Bally’s Corporation (a)	6,664
273	Barnes & Noble Education, Inc. (a)	1,496
59	Bassett Furniture Industries, Inc.	1,035
171	Beazer Homes USA, Inc. (a)	2,799
619	Bed Bath & Beyond, Inc. (a)	10,455
130	Big 5 Sporting Goods Corporation	2,153
193	Big Lots, Inc.	6,709
4	Biglari Holdings, Inc. - Class B	550
131	BJ’s Restaurants, Inc. (a)	4,201
534	Bloomin’ Brands, Inc.	13,142
87	Bluegreen Vacations Holding Corporation (a)	2,466
178	Boot Barn Holdings, Inc. (a)	15,490
270	Brinker International, Inc. (a)	11,486
189	Buckle, Inc.	6,804
230	Caleres, Inc.	4,775
690	Callaway Golf Company (a)	17,070
256	Camping World Holdings, Inc. - Class A	7,862
686	Canoo, Inc. (a)	3,938
406	CarLotz, Inc. (a)	820
266	CarParts.com, Inc. (a)	2,226
91	Carriage Services, Inc.	4,478
196	Carrols Restaurant Group, Inc.	517
119	Cato Corporation - Class A	2,094
56	Cavco Industries, Inc. (a)	15,267
164	Century Casinos, Inc. (a)	2,017
178	Century Communities, Inc.	11,342
275	Cheesecake Factory, Inc. (a)	11,767
714	Chico’s FAS, Inc. (a)	3,356
84	Children’s Place, Inc. (a)	5,289
118	Chuy’s Holdings, Inc. (a)	3,847
49	Citi Trends, Inc. (a)	1,828
165	Clarus Corporation	3,757
107	Conn’s, Inc. (a)	1,962
182	Container Store Group, Inc. (a)	1,607
101	Cooper-Standard Holdings, Inc. (a)	1,285
444	Coursera, Inc. (a)	9,027
142	Cracker Barrel Old Country Store, Inc.	19,066
352	Crocs, Inc. (a)	29,473
898	Dana, Inc.	16,721
238	Dave & Buster’s Entertainment, Inc. (a)	10,315
168	Del Taco Restaurants, Inc.	2,097
370	Denny’s Corporation (a)	5,853
365	Designer Brands, Inc. - Class A (a)	4,763
34	Dillard’s, Inc. - Class A	8,524
93	Dine Brands Global, Inc.	7,797
164	Dorman Products, Inc.	15,321
511	Drive Shack, Inc. (a)	680
73	Duluth Holdings, Inc. - Class B (a)	1,017
112	El Pollo Loco Holdings, Inc. (a)	1,486
59	Escalade, Inc.	782

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Consumer Discretionary — 10.6% (Continued)
67	Esports Technologies, Inc. (a)	$554
137	Ethan Allen Interiors, Inc.	3,570
80	European Wax Center, Inc. - Class A (a)	1,990
486	Everi Holdings, Inc. (a)	11,372
122	F45 Training Holdings, Inc. (a)	1,876
108	Fiesta Restaurant Group, Inc. (a)	1,088
71	First Watch Restaurant Group, Inc. (a)	1,030
999	Fisker, Inc. (a)	12,187
39	Flexsteel Industries, Inc.	842
289	Fossil Group, Inc. (a)	3,907
260	Fox Factory Holding Corporation (a)	30,684
173	Franchise Group, Inc.	7,292
207	Full House Resorts, Inc. (a)	1,822
151	Funko, Inc. - Class A (a)	2,636
239	GAN, Ltd. (a)	1,594
90	Genesco, Inc. (a)	5,774
1,778	Genius Brands International, Inc. (a)	1,579
196	Gentherm, Inc. (a)	16,629
267	G-III Apparel Group, Ltd. (a)	7,407
100	Golden Entertainment, Inc.	5,693
230	Golden Nugget Online Gaming, Inc. (a)	1,978
1,632	Goodyear Tire & Rubber Company (a)	25,280
774	GoPro, Inc. - Class A (a)	6,656
22	Graham Holdings Company - Class B	13,225
187	Green Brick Partners, Inc. (a)	4,337
101	Greenlane Holdings, Inc. - Class A (a)	55
108	Group 1 Automotive, Inc.	19,648
130	Groupon, Inc. (a)	2,824
341	GrowGeneration Corporation (a)	2,868
244	Guess?, Inc.	5,344
347	Hall of Fame Resort & Entertainment Company (a)	368
47	Hamilton Beach Brands Holding Company - Class A	710
104	Haverty Furniture Cos, Inc.	2,955
148	Helen of Troy, Ltd. (a)	30,440
92	Hibbett, Inc.	4,147
507	Hilton Grand Vacations, Inc. (a)	26,293
73	Hooker Furnishings Corporation	1,533
732	Houghton Mifflin Harcourt Company (a)	15,336
31	Hovnanian Enterprises, Inc. - Class A (a)	2,980
144	Installed Building Products, Inc.	13,925
569	International Game Technology plc	17,423
164	iRobot Corporation (a)	10,194
131	Jack in the Box, Inc.	11,301
71	JOANN, Inc.	808
32	Johnson Outdoors, Inc. - Class A	2,639
491	KB Home	18,958
81	Kirkland’s, Inc.	1,121
326	Kontoor Brands, Inc.	16,150
148	Krispy Kreme, Inc.	2,207
20	Kura Sushi USA, Inc. - Class A (a)	1,054
84	Lands’ End, Inc. (a)	1,425
56	Landsea Homes Corporation (a)	366
182	Latham Group, Inc. (a)	3,183
588	Laureate Education, Inc.	6,374
252	La-Z-Boy, Inc.	7,353
42	Lazydays Holdings, Inc. (a)	766
140	LCI Industries	17,433
42	Legacy Housing Corporation (a)	1,070
126	LGI Homes, Inc. (a)	15,892
224	Life Time Group Holdings, Inc. (a)	3,483
70	Lifetime Brands, Inc.	917
168	Lindblad Expeditions Holdings, Inc. (a)	2,979
154	Liquidity Services, Inc. (a)	2,653
154	LL Flooring Holdings, Inc. (a)	2,473
882	Lordstown Motors Corporation - Class A (a)	2,267
56	Lovesac Company (a)	2,379
28	Lulu’s Fashion Lounge Holdings, Inc. (a)	279
168	M/I Homes, Inc. (a)	8,281
1,904	Macy’s, Inc.	49,351
126	Malibu Boats, Inc. - Class A (a)	8,778
42	Marine Products Corporation	508
129	MarineMax, Inc. (a)	5,903
112	MasterCraft Boat Holdings, Inc.	3,208
336	MDC Holdings, Inc.	14,898
224	Meritage Homes Corporation (a)	22,082
294	Modine Manufacturing Company (a)	2,969

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Consumer Discretionary — 10.6% (Continued)
70	Monarch Casino & Resort, Inc. (a)	$5,453
182	Monro, Inc.	8,496
112	Motorcar Parts of America, Inc. (a)	1,809
84	Movado Group, Inc.	3,311
140	Murphy USA, Inc.	25,304
14	Nathan’s Famous, Inc.	814
506	National Vision Holdings, Inc. (a)	18,555
168	Nautilus, Inc. (a)	818
56	NEOGAMES SA (a)	1,266
224	Noodles & Company (a)	1,532
280	ODP Corporation (a)	12,320
112	ONE Group Hospitality, Inc. (a)	1,315
308	OneSpaWorld Holdings, Ltd. (a)	3,185
56	OneWater Marine, Inc. - Class A	2,845
266	Overstock.com, Inc. (a)	15,136
98	Oxford Industries, Inc.	8,662
182	Papa John’s International, Inc.	19,441
616	Party City Holdco, Inc. (a)	2,667
154	Patrick Industries, Inc.	10,986
392	Perdoceo Education Corporation (a)	4,104
112	PetMed Express, Inc.	3,018
159	PlayAGS, Inc. (a)	1,331
154	PLBY Group, Inc. (a)	2,452
462	Porch Group, Inc. (a)	3,742
126	Portillo’s, Inc. - Class A (a)	3,158
336	PowerSchool Holdings, Inc. - Class A (a)	5,292
336	Purple Innovation, Inc. (a)	2,023
518	Quotient Technology, Inc. (a)	3,440
42	RCI Hospitality Holdings, Inc.	2,727
476	RealReal, Inc. (a)	4,241
84	Red Robin Gourmet Burgers, Inc. (a)	1,474
336	Red Rock Resorts, Inc. - Class A	16,894
238	Regis Corporation (a)	431
98	Rent the Runway, Inc. - Class A (a)	595
364	Rent-A-Center, Inc.	10,341
210	Revolve Group, Inc. (a)	9,960
28	Rocky Brands, Inc.	1,079
294	Rush Street Interactive, Inc. (a)	3,037
182	Ruth’s Hospitality Group, Inc.	4,515
658	Sally Beauty Holdings, Inc. (a)	11,370
574	Scientific Games Corporation (a)	36,116
294	SeaWorld Entertainment, Inc. (a)	20,401
210	Shake Shack, Inc. - Class A (a)	15,691
392	Shift Technologies, Inc. (a)	792
98	Shoe Carnival, Inc.	2,858
126	Shutterstock, Inc.	11,407
308	Signet Jewelers, Ltd.	21,714
308	Skyline Champion Corporation (a)	20,710
140	Sleep Number Corporation (a)	9,198
252	Smith & Wesson Brands, Inc.	4,443
70	Snap One Holdings Corporation (a)	1,375
72	Solo Brands, Inc. - Class A (a)	760
126	Sonic Automotive, Inc. - Class A	6,767
686	Sonos, Inc. (a)	18,790
280	Sportsman’s Warehouse Holdings, Inc. (a)	3,195
126	Standard Motor Products, Inc.	5,507
476	Steven Madden, Ltd.	20,306
574	Stitch Fix, Inc. - Class A (a)	7,204
182	StoneMor, Inc. (a)	473
154	Stoneridge, Inc. (a)	2,543
140	Strategic Education, Inc.	8,263
252	Stride, Inc. (a)	8,462
98	Sturm Ruger & Company, Inc.	7,096
70	Superior Group of Companies, Inc.	1,435
140	Target Hospitality Corporation (a)	441
714	Taylor Morrison Home Corporation (a)	21,063
406	Tenneco, Inc - Class A (a)	7,828
406	Texas Roadhouse, Inc.	38,533
126	Tilly’s, Inc. - Class A	1,600
76	Torrid Holdings, Inc. (a)	665
142	Traeger, Inc. (a)	1,402
70	TravelCenters of America, Inc. (a)	2,956
658	Tri Pointe Homes, Inc. (a)	14,719
280	Tupperware Brands Corporation (a)	5,104
70	Udemy, Inc. (a)	923
70	Unifi, Inc. (a)	1,314
70	Universal Electronics, Inc. (a)	2,326
406	Urban Outfitters, Inc. (a)	11,169
182	Vera Bradley, Inc. (a)	1,376
336	Vista Outdoor, Inc. (a)	12,247

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Consumer Discretionary — 10.6% (Continued)
154	Visteon Corporation (a)	$18,506
560	Vivint Smart Home, Inc. (a)	4,026
84	VOXX International Corporation (a)	901
336	Vuzix Corporation (a)	1,902
112	Weber, Inc. - Class A	1,279
168	Wingstop, Inc.	24,419
14	Winmark Corporation	3,167
196	Winnebago Industries, Inc.	12,557
490	Wolverine World Wide, Inc.	11,285
728	Workhorse Group, Inc. (a)	2,279
322	WW International, Inc. (a)	3,281
196	XL Fleet Corporation (a)	382
42	Xometry, Inc. - Class A (a)	2,054
98	XPEL, Inc. (a)	7,115
42	Xponential Fitness, Inc. - Class A (a)	879
126	Zumiez, Inc. (a)	5,606
		1,750,745
	Consumer Staples — 3.4%
952	22nd Century Group, Inc. (a)	2,228
189	Andersons, Inc.	8,618
442	AppHarvest, Inc. (a)	1,688
399	B&G Foods, Inc.	11,810
476	Beauty Health Company (a)	9,225
240	BellRing Brands, Inc. - Class A (a)	6,137
870	BJ’s Wholesale Club Holdings, Inc. (a)	54,696
101	Calavo Growers, Inc.	4,312
253	Cal-Maine Foods, Inc. (a)	11,200
324	Celsius Holdings, Inc. (a)	20,700
242	Central Garden & Pet Company (a)	10,658
58	Central Garden & Pet Company - Class A (a)	2,746
188	Chefs’ Warehouse, Inc. (a)	6,176
25	Coca-Cola Consolidated, Inc.	12,423
196	Duckhorn Portfolio, Inc. (a)	3,846
325	Edgewell Personal Care Company	11,596
291	elf Beauty, Inc. (a)	7,691
415	Energizer Holdings, Inc.	13,857
211	Fresh Del Monte Produce, Inc.	5,461
214	HF Foods Group, Inc. (a)	1,338
487	Honest Company, Inc. (a)	2,815
784	Hostess Brands, Inc. (a)	16,887
86	Ingles Markets, Inc. - Class A	7,071
105	Inter Parfums, Inc.	9,752
89	J & J Snack Foods Corporation	14,571
53	John B Sanfilippo & Son, Inc.	4,215
28	Laird Superfood, Inc. (a)	172
112	Lancaster Colony Corporation	18,840
154	Landec Corporation (a)	1,774
84	Limoneira Company	1,226
56	MedAvail Holdings, Inc. (a)	67
70	Medifast, Inc.	13,020
84	MGP Ingredients, Inc.	6,687
238	Mission Produce, Inc. (a)	3,089
144	National Beverage Corporation	6,337
56	Natural Grocers by Vitamin Cottage, Inc.	950
56	Nature’s Sunshine Products, Inc.	982
784	NewAge, Inc. (a)	531
294	Nu Skin Enterprises, Inc. - Class A	13,638
28	Oil-Dri Corporation of America	865
868	Performance Food Group Company (a)	48,643
140	PriceSmart, Inc.	10,181
938	Primo Water Corporation	13,639
42	Revlon, Inc. - Class A (a)	407
308	Rite Aid Corporation (a)	2,821
112	Sanderson Farms, Inc.	20,002
28	Seneca Foods Corporation - Class A (a)	1,393
504	Simply Good Foods Company (a)	19,974
140	Sovos Brands, Inc. (a)	1,700
210	SpartanNash Company	5,909
686	Sprouts Farmers Market, Inc. (a)	19,537
266	Tattooed Chef, Inc. (a)	3,229
42	Thorne HealthTech, Inc. (a)	188
84	Tootsie Roll Industries, Inc.	2,835
308	TreeHouse Foods, Inc. (a)	12,089
84	Turning Point Brands, Inc.	2,816
294	United Natural Foods, Inc. (a)	11,828
140	Universal Corporation	7,575
70	USANA Health Sciences, Inc. (a)	6,161
336	Utz Brands, Inc.	5,124
868	Vector Group, Ltd.	9,730
364	Veru, Inc. (a)	2,035
42	Village Super Market, Inc. - Class A	957
57	Vita Coco Company, Inc. (a)	661
140	Vital Farms, Inc. (a)	1,995

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Consumer Staples — 3.4% (Continued)
70	WD-40 Company	$14,831
98	Weis Markets, Inc.	6,044
234	Whole Earth Brands, Inc. (a)	2,221
42	Zevia PBC - Class A (a)	263
		564,683
	Energy — 5.5%
186	Aemetis, Inc. (a)	2,385
422	Alto Ingredients, Inc. (a)	2,460
1,668	Antero Resources Corporation (a)	38,247
89	Arch Resources, Inc.	10,624
826	Archrock, Inc.	6,897
417	Berry Corporation	4,170
238	Brigham Minerals, Inc. - Class A	5,422
126	Bristow Group, Inc. (a)	4,176
322	Cactus, Inc. - Class A	16,313
522	California Resources Corporation	21,522
287	Callon Petroleum Company (a)	16,175
1,082	Centennial Resource Development, Inc. - Class A (a)	9,500
42	Centrus Energy Corporation - Class A (a)	1,901
1,239	ChampionX Corporation	26,528
633	Chesapeake Energy Corporation	48,899
270	Civitas Resources, Inc.	13,627
943	Clean Energy Fuels Corporation (a)	6,856
1,316	CNX Resources Corporation (a)	21,503
561	Comstock Resources, Inc. (a)	4,656
192	CONSOL Energy, Inc. (a)	5,902
190	Crescent Energy, Inc. - Class A	2,879
171	CVR Energy, Inc.	2,974
395	Delek US Holdings, Inc. (a)	6,806
312	Denbury, Inc. (a)	22,670
865	DHT Holdings, Inc.	5,441
112	DMC Global, Inc. (a)	3,293
168	Dorian LPG, Ltd.	2,315
216	Dril-Quip, Inc. (a)	6,229
158	Earthstone Energy, Inc. - Class A (a)	2,054
896	Energy Fuels, Inc. (a)	7,320
2,482	Equitrans Midstream Corporation	15,910
252	Expro Group Holdings NV (a)	4,055
238	Falcon Minerals Corporation	1,366
723	Frontline, Ltd. (a)	6,803
53	FTS International, Inc. - Class A (a)	1,403
1,271	Gevo, Inc. (a)	4,512
579	Golar LNG, Ltd. (a)	10,075
291	Green Plains, Inc. (a)	9,527
830	Helix Energy Solutions Group, Inc. (a)	3,362
610	Helmerich & Payne, Inc.	22,100
31	HighPeak Energy, Inc.	655
286	International Seaways, Inc.	5,231
19	Kinetik Holdings, Inc.	1,292
2,635	Kosmos Energy, Ltd. (a)	12,806
56	Laredo Petroleum, Inc. (a)	4,287
504	Liberty Oilfield Services, Inc. - Class A (a)	6,290
826	Magnolia Oil & Gas Corporation - Class A	18,461
616	Matador Resources Company	30,554
854	Murphy Oil Corporation	29,608
28	Nabors Industries, Ltd. (a)	3,515
210	National Energy Services Reunited Corporation (a)	1,871
532	Newpark Resources, Inc. (a)	2,006
938	NexTier Oilfield Solutions, Inc. (a)	7,466
910	Nordic American Tankers, Ltd.	2,202
294	Northern Oil and Gas, Inc.	7,374
112	Oasis Petroleum, Inc.	14,841
588	Oceaneering International, Inc. (a)	8,608
350	Oil States International, Inc. (a)	1,831
1,526	Ovintiv, Inc.	69,967
266	Par Pacific Holdings, Inc. (a)	3,618
1,008	Patterson-UTI Energy, Inc.	14,545
616	PBF Energy, Inc. - Class A (a)	10,238
574	PDC Energy, Inc.	37,034
505	Peabody Energy Corporation (a)	8,757
490	ProPetro Holding Corporation (a)	6,257
1,372	Range Resources Corporation (a)	31,487
126	Ranger Oil Corporation - Class A (a)	4,254
266	Renewable Energy Group, Inc. (a)	16,359
28	REX American Resources Corporation (a)	2,645
168	Riley Exploration Permian, Inc.	5,628
378	RPC, Inc. (a)	3,315
252	Scorpio Tankers, Inc.	4,382

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Energy — 5.5% (Continued)
336	Select Energy Services, Inc. - Class A (a)	$2,782
728	SFL Corporation, Ltd.	7,244
658	SM Energy Company	23,366
168	Solaris Oilfield Infrastructure, Inc. - Class A	1,747
5,600	Southwestern Energy Company (a)	27,944
224	Talos Energy, Inc. (a)	3,519
406	Teekay Corporation (a)	1,368
126	Teekay Tankers, Ltd. - Class A (a)	1,801
2,240	Tellurian, Inc. (a)	8,534
714	TETRA Technologies, Inc. (a)	2,285
224	Tidewater, Inc. (a)	3,317
1,400	Uranium Energy Corporation (a)	5,586
1,036	Ur-Energy, Inc. (a)	1,533
420	US Silica Holdings, Inc. (a)	6,073
546	W&T Offshore, Inc. (a)	2,654
224	Whiting Petroleum Corporation	16,542
373	World Fuel Services Corporation	10,571
		913,107
	Financials — 16.4%
98	1st Source Corporation	4,732
71	AFC Gamma, Inc.	1,402
89	Alerus Financial Corporation	2,559
115	Allegiance Bancshares, Inc.	4,928
80	Amalgamated Financial Corporation	1,374
53	A-Mark Precious Metals, Inc.	3,800
272	Ambac Financial Group, Inc. (a)	3,490
172	Amerant Bancorp, Inc.	5,581
493	American Equity Investment Life Holding Company	18,581
62	American National Bankshares, Inc.	2,393
45	American National Group, Inc.	8,506
410	Ameris Bancorp	20,295
120	AMERISAFE, Inc.	5,652
44	Angel Oak Mortgage, Inc.	715
842	Apollo Commercial Real Estate Finance, Inc.	10,988
863	Arbor Realty Trust, Inc.	15,534
259	Ares Commercial Real Estate Corporation	3,794
191	Argo Group International Holdings, Ltd.	8,054
535	ARMOUR Residential REIT, Inc.	4,350
86	Arrow Financial Corporation	2,954
361	Artisan Partners Asset Management, Inc. - Class A	13,758
115	AssetMark Financial Holdings, Inc. (a)	2,701
892	Associated Banc-Corp	21,756
9	Associated Capital Group, Inc. - Class A	352
120	Atlantic Capital Bancshares, Inc. (a)	3,881
455	Atlantic Union Bankshares Corporation	18,487
29	Atlanticus Holdings Corporation (a)	1,545
352	Axos Financial, Inc. (a)	19,268
112	B Riley Financial, Inc.	6,670
327	Banc of California, Inc.	6,426
103	BancFirst Corporation	8,047
190	Banco Latinoamericano de Comercio Exterior SA	2,936
322	Bancorp, Inc. (a)	9,435
39	Bank First Corporation	2,747
95	Bank of Marin Bancorp	3,355
294	Bank of NT Butterfield & Son, Ltd.	11,290
547	BankUnited, Inc.	24,177
210	Banner Corporation	12,938
91	Bar Harbor Bankshares	2,616
301	Berkshire Hills Bancorp, Inc.	9,361
1,937	BGC Partners, Inc. - Class A	8,871
956	Blackstone Mortgage Trust, Inc. - Class A	30,382
291	Blucora, Inc. (a)	5,791
176	Blue Foundry Bancorp (a)	2,445
105	Blue Ridge Bankshares, Inc.	1,685
126	Bridgewater Bancshares, Inc. (a)	2,121
333	Bright Health Group, Inc. (a)	1,106
370	Brightsphere Investment Group, Inc.	8,832
500	BrightSpire Capital, Inc.	4,430
788	Broadmark Realty Capital, Inc.	6,824
473	Brookline Bancorp, Inc.	8,107
282	BRP Group, Inc. - Class A (a)	7,831
119	Business First Bancshares, Inc.	3,117
150	Byline Bancorp, Inc.	4,091
1,141	Cadence Bank	36,078
43	Cambridge Bancorp	3,790
85	Camden National Corporation	4,042
486	Cannae Holdings, Inc. (a)	13,048

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Financials — 16.4% (Continued)
48	Capital Bancorp, Inc.	$1,191
78	Capital City Bank Group, Inc.	2,189
793	Capitol Federal Financial, Inc.	8,660
123	Capstar Financial Holdings, Inc.	2,632
160	Carter Bankshares, Inc. (a)	2,666
451	Cathay General Bancorp	21,211
113	CBTX, Inc.	3,397
165	Central Pacific Financial Corporation	4,816
1,396	Chimera Investment Corporation	16,989
92	Citizens & Northern Corporation	2,279
299	Citizens, Inc. (a)	1,271
91	City Holding Company	7,250
88	Civista Bancshares, Inc.	2,146
98	CNB Financial Corporation	2,563
752	CNO Financial Group, Inc.	18,176
53	Coastal Financial Corporation (a)	2,523
154	Cohen & Steers, Inc.	12,514
472	Columbia Banking System, Inc.	17,289
233	Columbia Financial, Inc. (a)	4,949
323	Community Bank System, Inc.	23,560
93	Community Trust Bancorp, Inc.	3,932
229	ConnectOne Bancorp, Inc.	7,557
158	Cowen, Inc. - Class A	4,685
100	Crawford & Company - Class A	771
284	CrossFirst Bankshares, Inc. (a)	4,467
122	Curo Group Holdings Corporation	1,631
175	Customers Bancorp, Inc. (a)	10,771
795	CVB Financial Corporation	18,746
18	Diamond Hill Investment Group, Inc.	3,490
207	Dime Community Bancshares, Inc.	7,036
89	Donegal Group, Inc. - Class A	1,216
174	Donnelley Financial Solutions, Inc. (a)	5,585
219	Dynex Capital, Inc.	3,366
197	Eagle Bancorp, Inc.	11,804
1,050	Eastern Bankshares, Inc.	22,953
148	eHealth, Inc. (a)	2,300
323	Ellington Financial, Inc.	5,707
174	Employers Holdings, Inc.	6,762
89	Enact Holdings, Inc.	1,851
174	Encore Capital Group, Inc. (a)	11,482
217	Enova International, Inc. (a)	8,847
74	Enstar Group, Ltd. (a)	21,092
57	Enterprise Bancorp, Inc.	2,297
213	Enterprise Financial Services Corporation	10,531
80	Equity Bancshares, Inc. - Class A	2,516
673	Essent Group, Ltd.	29,733
303	EZCORP, Inc. - Class A (a)	1,815
188	Farmers National Banc Corporation	3,239
200	FB Financial Corporation	8,888
53	Federal Agricultural Mortgage Corporation - Class C	6,556
581	Federated Hermes, Inc.	18,981
23	Fidelity D&D Bancorp, Inc.	1,135
115	Finance Of America Companies, Inc. - Class A (a)	373
94	Financial Institutions, Inc.	3,002
63	First Bancorp, Inc.	1,877
1,239	First BanCorp/Puerto Rico	17,495
210	First Bancorp/Southern Pines, NC	9,425
122	First Bancshares, Inc.	4,308
95	First Bank/Hamilton NJ	1,384
312	First Busey Corporation	8,564
567	First Commonwealth Financial Corporation	9,157
103	First Community Bankshares, Inc.	3,021
577	First Financial Bancorp	14,183
784	First Financial Bankshares, Inc.	37,569
56	First Financial Corporation/IN	2,605
246	First Foundation, Inc.	6,561
56	First Internet Bancorp	2,737
535	First Interstate BancSystem, Inc. - Class A	21,721
340	First Merchants Corporation	14,872
101	First Mid Bancshares, Inc.	4,047
142	First of Long Island Corporation	3,091
239	FirstCash Holdings, Inc.	17,217
74	Five Star Bancorp	2,250
312	Flagstar Bancorp, Inc.	14,221
179	Flushing Financial Corporation	4,205
360	Focus Financial Partners, Inc. - Class A (a)	18,014
217	Franklin BSP Realty Trust, Inc.	2,864
43	FS Bancorp, Inc.	1,377
954	Fulton Financial Corporation	17,191
32	GAMCO Investors, Inc. - Class A	689
271	GCM Grosvenor, Inc. - Class A	2,707

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Financials — 16.4% (Continued)
3,113	Genworth Financial, Inc. - Class A (a)	$12,639
149	German American Bancorp, Inc.	5,927
672	Glacier Bancorp, Inc.	37,229
106	Goosehead Insurance, Inc. - Class A	9,220
325	Granite Point Mortgage Trust, Inc.	3,647
133	Great Ajax Corporation	1,515
61	Great Southern Bancorp, Inc.	3,747
328	Green Dot Corporation - Class A (a)	9,397
87	Greenhill & Company, Inc.	1,538
161	Greenlight Capital Re, Ltd. - Class A (a)	1,158
48	Guaranty Bancshares, Inc.	1,679
219	Hamilton Lane, Inc. - Class A	17,104
524	Hancock Whitney Corporation	29,176
189	Hanmi Financial Corporation	4,937
466	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,060
289	HarborOne Bancorp, Inc.	4,274
63	HBT Financial, Inc.	1,206
35	HCI Group, Inc.	2,179
246	Heartland Financial USA, Inc.	12,207
360	Heritage Commerce Corporation	4,280
214	Heritage Financial Corporation	5,611
161	Heritage Insurance Holdings, Inc.	898
381	Hilltop Holdings, Inc.	11,781
8	Hingham Institution For Savings	2,879
45	Home Bancorp, Inc.	1,764
935	Home BancShares, Inc.	21,888
42	Home Point Capital, Inc.	139
120	HomeStreet, Inc.	6,175
89	HomeTrust Bancshares, Inc.	2,677
711	Hope Bancorp, Inc.	12,059
258	Horace Mann Educators Corporation	10,730
262	Horizon Bancorp, Inc.	5,261
309	Houlihan Lokey, Inc.	31,785
277	Independent Bank Corporation	23,825
121	Independent Bank Corporation/MI	2,880
214	Independent Bank Group, Inc.	16,510
326	International Bancshares Corporation	14,021
1,927	Invesco Mortgage Capital, Inc.	4,201
1,377	Investors Bancorp, Inc.	23,051
7	Investors Title Company	1,341
227	James River Group Holdings, Ltd.	6,038
420	Kearny Financial Corporation	5,548
131	Kinsale Capital Group, Inc.	27,478
213	KKR Real Estate Finance Trust, Inc.	4,573
686	Ladder Capital Corporation	7,862
294	Lakeland Bancorp, Inc.	5,304
140	Lakeland Financial Corporation	11,229
560	LendingClub Corporation (a)	10,405
70	LendingTree, Inc. (a)	8,471
182	Live Oak Bancshares, Inc.	11,639
84	Luther Burbank Corporation	1,087
154	Macatawa Bank Corporation	1,414
420	Maiden Holdings, Ltd. (a)	1,025
280	MBIA, Inc. (a)	4,270
84	Mercantile Bank Corporation	3,097
84	Merchants Bancorp	2,432
191	Meta Financial Group, Inc.	10,579
112	Metrocity Bankshares, Inc.	2,723
546	MetroMile, Inc. (a)	699
56	Metropolitan Bank Holding Corporation (a)	5,726
2,562	MFA Financial, Inc.	10,402
84	Mid Penn Bancorp, Inc.	2,351
126	Midland States Bancorp, Inc.	3,699
84	MidWestOne Financial Group, Inc.	2,536
364	Moelis & Company - Class A	17,548
378	Mr Cooper Group, Inc. (a)	19,214
56	MVB Financial Corporation	2,157
168	National Bank Holdings Corporation - Class A	7,456
14	National Western Life Group, Inc. - Class A	2,987
938	Navient Corporation	16,518
252	NBT Bancorp, Inc.	9,669
98	Nelnet, Inc. - Class A	7,894
2,240	New York Mortgage Trust, Inc.	7,862
42	NI Holdings, Inc. (a)	753
70	Nicolet Bankshares, Inc. (a)	6,668
490	NMI Holdings, Inc. - Class A (a)	11,339
266	Northfield Bancorp, Inc.	4,176
28	Northrim BanCorp, Inc.	1,254

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Financials — 16.4% (Continued)
756	Northwest Bancshares, Inc.	$10,644
350	OceanFirst Financial Corporation	7,833
42	Ocwen Financial Corporation (a)	1,202
294	OFG Bancorp	8,285
1,787	Old National Bancorp	32,662
154	Old Second Bancorp, Inc.	2,191
630	Open Lending Corporation - Class A (a)	13,123
112	Oportun Financial Corporation (a)	1,830
56	Oppenheimer Holdings, Inc. - Class A	2,419
784	Orchid Island Capital, Inc.	2,579
126	Origin Bancorp, Inc.	5,819
56	Orrstown Financial Services, Inc.	1,368
574	Pacific Premier Bancorp, Inc.	22,220
140	Palomar Holdings, Inc. (a)	9,020
84	Park National Corporation	11,261
70	PCSB Financial Corporation	1,304
98	Peapack-Gladstone Financial Corporation	3,697
182	PennyMac Financial Services, Inc.	10,511
574	PennyMac Mortgage Investment Trust	8,954
154	Peoples Bancorp, Inc.	4,817
42	Peoples Financial Services Corporation	2,007
70	Pioneer Bancorp, Inc. (a)	739
98	Piper Sandler Companies	14,505
140	PJT Partners, Inc. - Class A	8,935
252	PRA Group, Inc.	11,247
70	Preferred Bank	5,494
210	Premier Financial Corporation	6,441
146	Primis Financial Corporation	2,088
308	ProAssurance Corporation	7,423
392	PROG Holdings, Inc. (a)	12,011
84	Provident Bancorp, Inc.	1,374
462	Provident Financial Services, Inc.	10,963
84	Pzena Investment Management, Inc. - Class A	775
84	QCR Holdings, Inc.	4,692
1,078	Radian Group, Inc.	25,764
84	RBB Bancorp	2,026
350	Ready Capital Corporation	5,198
14	Red River Bancshares, Inc.	717
658	Redwood Trust, Inc.	6,837
42	Regional Management Corporation	2,156
336	Renasant Corporation	12,267
56	Republic Bancorp, Inc. - Class A	2,569
258	Republic First Bancorp, Inc. (a)	1,339
238	RLI Corporation	24,157
224	S&T Bancorp, Inc.	6,964
84	Safety Insurance Group, Inc.	7,009
266	Sandy Spring Bancorp, Inc.	12,526
126	Sculptor Capital Management, Inc.	1,614
322	Seacoast Banking Corporation of Florida	11,801
336	Selective Insurance Group, Inc.	27,951
812	Selectquote, Inc. (a)	2,525
294	ServisFirst Bancshares, Inc.	25,690
84	Sierra Bancorp	2,255
154	Silvergate Capital Corporation - Class A (a)	19,724
686	Simmons First National Corporation - Class A	19,565
504	SiriusPoint, Ltd. (a)	3,725
70	SmartFinancial, Inc.	1,826
56	South Plains Financial, Inc.	1,550
42	Southern First Bancshares, Inc. (a)	2,397
42	Southern Missouri Bancorp, Inc.	2,250
182	Southside Bancshares, Inc.	7,588
420	SouthState Corporation	37,800
70	Spirit of Texas Bancshares, Inc.	1,997
98	State Auto Financial Corporation	5,097
224	StepStone Group, Inc. - Class A	7,735
154	Stewart Information Services Corporation	10,454
140	Stock Yards Bancorp, Inc.	7,486
98	StoneX Group, Inc. (a)	7,394
56	Summit Financial Group, Inc.	1,527
294	Texas Capital Bancshares, Inc. (a)	19,580
14	Third Coast Bancshares, Inc. (a)	326
126	Tiptree, Inc.	1,612
84	Tompkins Financial Corporation	6,644
406	Towne Bank	12,659
350	TPG RE Finance Trust, Inc.	4,144
98	Trean Insurance Group, Inc. (a)	696
168	TriCo Bancshares	7,291

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Financials — 16.4% (Continued)
168	TriState Capital Holdings, Inc. (a)	$5,578
140	Triumph Bancorp, Inc. (a)	14,045
154	Trupanion, Inc. (a)	13,803
112	TrustCo Bank Corporation NY	3,827
378	Trustmark Corporation	11,903
2,016	Two Harbors Investment Corporation	10,201
252	UMB Financial Corporation	25,669
812	United Bankshares, Inc.	29,735
628	United Community Banks, Inc.	24,278
126	United Fire Group, Inc.	3,479
126	United Insurance Holdings Corporation	461
154	Universal Insurance Holdings, Inc.	1,780
168	Univest Financial Corporation	4,869
2,422	Valley National Bancorp	33,835
140	Value Line, Inc.	8,261
260	Velocity Financial, Inc. (a)	3,325
294	Veritex Holdings, Inc.	11,945
42	Virtus Investment Partners, Inc.	10,106
168	Walker & Dunlop, Inc.	23,243
392	Washington Federal, Inc.	13,947
98	Washington Trust Bancorp, Inc.	5,318
126	Waterstone Financial, Inc.	2,462
378	WesBanco, Inc.	13,812
84	West BanCorp, Inc.	2,428
154	Westamerica BanCorp	9,135
784	WisdomTree Investments, Inc.	4,414
14	World Acceptance Corporation (a)	2,751
382	WSFS Financial Corporation	19,417
		2,708,328
	Health Care — 15.8%
686	1Life Healthcare, Inc. (a)	7,416
112	2seventy bio, Inc. (a)	1,662
164	4D Molecular Therapeutics, Inc. (a)	2,247
56	89bio, Inc. (a)	259
1,288	9 Meters Biopharma, Inc. (a)	703
88	Absci Corporation (a)	825
903	ACADIA Pharmaceuticals, Inc. (a)	22,945
202	Accelerate Diagnostics, Inc. (a)	574
305	Accolade, Inc. (a)	5,484
557	Accuray, Inc. (a)	1,933
303	Aclaris Therapeutics, Inc. (a)	4,515
60	Acumen Pharmaceuticals, Inc. (a)	352
121	Acutus Medical, Inc. (a)	197
145	Adagio Therapeutics, Inc. (a)	970
428	AdaptHealth Corporation (a)	7,460
93	Addus HomeCare Corporation (a)	7,909
123	Adicet Bio, Inc. (a)	1,609
500	Adverum Biotechnologies, Inc. (a)	670
244	Aeglea BioTherapeutics, Inc. (a)	676
257	Aerie Pharmaceuticals, Inc. (a)	2,133
58	Aerovate Therapeutics, Inc. (a)	567
697	Affimed NV (a)	3,074
1,381	Agenus, Inc. (a)	3,729
142	Agiliti, Inc. (a)	2,557
328	Agios Pharmaceuticals, Inc. (a)	10,211
34	AirSculpt Technologies, Inc. (a)	460
1,059	Akebia Therapeutics, Inc. (a)	2,287
157	Akero Therapeutics, Inc. (a)	2,784
146	Akouos, Inc. (a)	780
79	Akoya Biosciences, Inc. (a)	875
1,218	Alaunos Therapeutics, Inc. (a)	1,201
99	Albireo Pharma, Inc. (a)	3,301
590	Aldeyra Therapeutics, Inc. (a)	2,384
354	Alector, Inc. (a)	5,607
486	Alignment Healthcare, Inc. (a)	4,102
130	Aligos Therapeutics, Inc. (a)	315
983	Alkermes plc (a)	24,437
212	Allakos, Inc. (a)	1,185
420	Allogene Therapeutics, Inc. (a)	3,843
179	Allovir, Inc. (a)	1,611
686	Allscripts Healthcare Solutions, Inc. (a)	13,350
28	Alpha Teknova, Inc. (a)	476
421	Alphatec Holdings, Inc. (a)	4,639
71	Alpine Immune Sciences, Inc. (a)	585
242	Altimmune, Inc. (a)	1,793
113	ALX Oncology Holdings, Inc. (a)	2,048
1,131	American Well Corporation - Class A (a)	4,784
1,518	Amicus Therapeutics, Inc. (a)	12,357
275	AMN Healthcare Services, Inc. (a)	29,189
561	Amneal Pharmaceuticals, Inc. (a)	2,541
225	Amphastar Pharmaceuticals, Inc. (a)	6,235

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Health Care — 15.8% (Continued)
1,248	Ampio Pharmaceuticals, Inc. (a)	$624
116	AnaptysBio, Inc. (a)	3,546
410	Anavex Life Sciences Corporation (a)	4,494
225	AngioDynamics, Inc. (a)	5,294
126	Angion Biomedica Corporation (a)	234
65	ANI Pharmaceuticals, Inc. (a)	2,434
88	Anika Therapeutics, Inc. (a)	2,860
198	Annexon, Inc. (a)	961
971	Antares Pharma, Inc. (a)	3,399
434	Apellis Pharmaceuticals, Inc. (a)	18,458
226	Apollo Medical Holdings, Inc. (a)	10,875
158	Applied Molecular Transport, Inc. (a)	1,038
103	Applied Therapeutics, Inc. (a)	194
116	Apria, Inc. (a)	4,331
189	Apyx Medical Corporation (a)	1,913
332	AquaBounty Technologies, Inc. (a)	528
487	Arbutus Biopharma Corporation (a)	1,558
128	Arcturus Therapeutics Holdings, Inc. (a)	3,068
266	Arcus Biosciences, Inc. (a)	9,895
160	Arcutis Biotherapeutics, Inc. (a)	2,848
603	Ardelyx, Inc. (a)	464
382	Arena Pharmaceuticals, Inc. (a)	36,279
619	Arrowhead Pharmaceuticals, Inc. (a)	27,236
233	Artivion, Inc. (a)	4,555
274	Arvinas, Inc. (a)	17,758
1,536	Asensus Surgical, Inc. (a)	1,183
427	Aspira Women’s Health, Inc. (a)	465
512	Atara Biotherapeutics, Inc. (a)	6,579
394	Atea Pharmaceuticals, Inc. (a)	2,498
533	Athenex, Inc. (a)	429
1,292	Athersys, Inc. (a)	1,159
196	Athira Pharma, Inc. (a)	1,795
749	Atossa Therapeutics, Inc. (a)	914
162	Atreca, Inc. - Class A (a)	292
269	AtriCure, Inc. (a)	18,682
7	Atrion Corporation	5,008
35	Aura Biosciences, Inc. (a)	627
364	Avalo Therapeutics, Inc. (a)	266
286	Avanos Medical, Inc. (a)	10,122
240	Aveanna Healthcare Holdings, Inc. (a)	1,260
359	Avid Bioservices, Inc. (a)	7,352
224	Avidity Biosciences, Inc. (a)	3,799
140	Avita Medical, Inc. (a)	1,288
230	Avrobio, Inc. (a)	334
257	Axogen, Inc. (a)	2,400
272	Axonics, Inc. (a)	15,439
162	Axsome Therapeutics, Inc. (a)	4,554
309	Beam Therapeutics, Inc. (a)	24,210
275	Berkeley Lights, Inc. (a)	2,109
136	Beyondspring, Inc. (a)	328
94	BioAtla, Inc. (a)	609
1,083	BioCryst Pharmaceuticals, Inc. (a)	17,989
448	BioDelivery Sciences International, Inc. (a)	2,500
85	Biodesix, Inc. (a)	202
323	Biohaven Pharmaceutical Holding Company, Ltd. (a)	38,344
60	BioLife Solutions, Inc. (a)	1,410
120	Biomea Fusion, Inc. (a)	769
1,849	Bionano Genomics, Inc. (a)	3,957
170	Bioventus, Inc. - Class A (a)	2,210
106	Bioxcel Therapeutics, Inc. (a)	1,941
127	Black Diamond Therapeutics, Inc. (a)	399
384	Bluebird Bio, Inc. (a)	2,319
345	Blueprint Medicines Corporation (a)	20,890
135	Bolt Biotherapeutics, Inc. (a)	471
658	Bridgebio Pharma, Inc. (a)	5,132
1,107	Brookdale Senior Living, Inc. (a)	7,616
182	Brooklyn ImmunoTherapeutics, Inc. (a)	411
760	Butterfly Network, Inc. (a)	3,914
230	C4 Therapeutics, Inc. (a)	5,159
274	Cara Therapeutics, Inc. (a)	2,841
240	Cardiff Oncology, Inc. (a)	646
239	Cardiovascular Systems, Inc. (a)	5,033
312	CareDx, Inc. (a)	11,975
123	Caribou Biosciences, Inc. (a)	1,228
210	Cassava Sciences, Inc. (a)	8,927
130	Castle Biosciences, Inc. (a)	5,628
596	Catalyst Pharmaceuticals, Inc. (a)	4,649
60	Celcuity, Inc. (a)	606
281	Celldex Therapeutics, Inc. (a)	8,402
229	CEL-SCI Corporation (a)	1,324
74	Century Therapeutics, Inc. (a)	1,043
234	Cerevel Therapeutics Holdings, Inc. (a)	6,194

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Health Care — 15.8% (Continued)
1,019	Cerus Corporation (a)	$5,982
326	ChemoCentryx, Inc. (a)	9,891
434	Chimerix, Inc. (a)	2,448
232	Chinook Therapeutics, Inc. (a)	2,960
296	ChromaDex Corporation (a)	808
675	Citius Pharmaceuticals, Inc. (a)	1,040
115	ClearPoint Neuro, Inc. (a)	1,006
144	Clene, Inc. (a)	445
679	Clovis Oncology, Inc. (a)	1,399
49	Codex DNA, Inc. (a)	500
369	Codexis, Inc. (a)	7,354
107	Codiak Biosciences, Inc. (a)	505
228	Cogent Biosciences, Inc. (a)	1,352
379	Coherus Biosciences, Inc. (a)	4,468
211	Collegium Pharmaceutical, Inc. (a)	4,108
747	Community Health Systems, Inc. (a)	7,851
87	Computer Programs and Systems, Inc. (a)	2,678
174	CONMED Corporation	25,431
74	Convey Health Solutions Holdings, Inc. (a)	428
546	Corcept Therapeutics, Inc. (a)	12,170
232	CorMedix, Inc. (a)	1,132
115	Cortexyme, Inc. (a)	500
53	CorVel Corporation (a)	8,430
630	Covetrus, Inc. (a)	11,164
268	Crinetics Pharmaceuticals, Inc. (a)	5,365
213	Cross Country Healthcare, Inc. (a)	4,756
241	CryoPort, Inc. (a)	8,274
193	Cue Biopharma, Inc. (a)	1,119
73	Cue Health, Inc. (a)	604
150	Cullinan Oncology, Inc. (a)	2,151
522	Curis, Inc. (a)	1,749
105	Cutera, Inc. (a)	4,028
45	CVRx, Inc. (a)	395
435	Cymabay Therapeutics, Inc. (a)	1,383
46	Cyteir Therapeutics, Inc. (a)	267
103	Cytek Biosciences, Inc. (a)	1,405
455	Cytokinetics, Inc. (a)	16,071
665	CytomX Therapeutics, Inc. (a)	2,547
267	CytoSorbents Corporation (a)	1,033
80	DarioHealth Corporation (a)	584
70	Day One Biopharmaceuticals, Inc. (a)	956
232	Deciphera Pharmaceuticals, Inc. (a)	1,789
579	Denali Therapeutics, Inc. (a)	18,852
160	DermTech, Inc. (a)	2,046
155	Design Therapeutics, Inc. (a)	2,103
86	DICE Therapeutics, Inc. (a)	1,590
1,353	Durect Corporation (a)	897
711	Dynavax Technologies Corporation (a)	8,717
185	Dyne Therapeutics, Inc. (a)	1,585
70	Eagle Pharmaceuticals, Inc. (a)	3,317
187	Eargo, Inc. (a)	899
238	Edgewise Therapeutics, Inc. (a)	2,806
422	Editas Medicine, Inc. (a)	7,225
201	Eiger BioPharmaceuticals, Inc. (a)	804
44	Eliem Therapeutics, Inc. (a)	396
297	Emergent BioSolutions, Inc. (a)	12,290
115	Enanta Pharmaceuticals, Inc. (a)	8,098
1,368	Endo International plc (a)	4,254
313	Ensign Group, Inc.	26,305
56	Entrada Therapeutics, Inc. (a)	679
554	Epizyme, Inc. (a)	825
145	Erasca, Inc. (a)	1,798
169	Esperion Therapeutics, Inc. (a)	691
179	Evelo Biosciences, Inc. (a)	559
497	Evolent Health, Inc. - Class A (a)	13,245
189	Evolus, Inc. (a)	1,729
42	Exagen, Inc. (a)	319
129	EyePoint Pharmaceuticals, Inc. (a)	1,284
468	Fate Therapeutics, Inc. (a)	16,169
527	FibroGen, Inc. (a)	7,415
43	Finch Therapeutics Group, Inc. (a)	360
478	Fluidigm Corporation (a)	1,759
116	Foghorn Therapeutics, Inc. (a)	1,115
117	Forian, Inc. (a)	813
207	Forma Therapeutics Holdings, Inc. (a)	2,041
64	Forte Biosciences, Inc. (a)	81
439	Fortress Biotech, Inc. (a)	707
200	Frequency Therapeutics, Inc. (a)	568
171	Fulcrum Therapeutics, Inc. (a)	1,881
123	Fulgent Genetics, Inc. (a)	7,663
238	G1 Therapeutics, Inc. (a)	2,525
130	Gemini Therapeutics, Inc. (a)	177

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Health Care — 15.8% (Continued)
254	Generation Bio Company (a)	$1,300
1,913	Geron Corporation (a)	2,085
274	Glaukos Corporation (a)	15,155
367	Global Blood Therapeutics, Inc. (a)	11,083
382	Gossamer Bio, Inc. (a)	3,449
105	Graphite Bio, Inc. (a)	966
25	Greenwich Lifesciences, Inc. (a)	487
282	Gritstone bio, Inc. (a)	1,438
107	GT Biopharma, Inc. (a)	340
323	Haemonetics Corporation (a)	18,640
833	Halozyme Therapeutics, Inc. (a)	29,547
233	Hanger, Inc. (a)	4,222
137	Harmony Biosciences Holdings, Inc. (a)	5,475
106	Harpoon Therapeutics, Inc. (a)	435
240	Harvard Bioscience, Inc. (a)	1,296
317	Health Catalyst, Inc. (a)	8,597
469	HealthEquity, Inc. (a)	25,190
150	HealthStream, Inc. (a)	3,074
566	Heron Therapeutics, Inc. (a)	4,019
59	Heska Corporation (a)	8,378
262	Homology Medicines, Inc. (a)	914
122	Hookipa Pharma, Inc. (a)	293
344	Humanigen, Inc. (a)	698
1,373	iBio, Inc. (a)	439
134	iCAD, Inc. (a)	647
86	Icosavax, Inc. (a)	1,498
191	Ideaya Biosciences, Inc. (a)	2,521
50	IGM Biosciences, Inc. (a)	834
155	Ikena Oncology, Inc. (a)	947
57	Imago Biosciences, Inc. (a)	1,342
49	Immuneering Corporation - Class A (a)	366
112	Immunic, Inc. (a)	1,305
448	ImmunityBio, Inc. (a)	3,064
1,190	ImmunoGen, Inc. (a)	6,712
247	Immunovant, Inc. (a)	1,378
31	Impel Neuropharma, Inc. (a)	224
196	Inari Medical, Inc. (a)	17,244
566	Infinity Pharmaceuticals, Inc. (a)	623
109	InfuSystem Holdings, Inc. (a)	1,252
178	Inhibrx, Inc. (a)	3,827
108	Innovage Holding Corporation (a)	532
272	Innoviva, Inc. (a)	5,225
122	Inogen, Inc. (a)	4,257
70	Inotiv, Inc. (a)	1,850
1,345	Inovio Pharmaceuticals, Inc. (a)	4,358
101	Inozyme Pharma, Inc. (a)	583
709	Insmed, Inc. (a)	16,945
161	Inspire Medical Systems, Inc. (a)	39,293
294	Instil Bio, Inc. (a)	3,155
200	Integer Holdings Corporation (a)	16,774
364	Intellia Therapeutics, Inc. (a)	35,981
155	Intercept Pharmaceuticals, Inc. (a)	2,210
196	Intersect ENT, Inc. (a)	5,331
356	Intra-Cellular Therapies, Inc. (a)	19,750
213	Invacare Corporation (a)	437
1,120	Invitae Corporation (a)	12,085
38	iRadimed Corporation	1,889
171	iRhythm Technologies, Inc. (a)	22,105
886	Ironwood Pharmaceuticals, Inc. (a)	9,533
37	IsoPlexis Corporation (a)	179
119	iTeos Therapeutics, Inc. (a)	4,299
676	IVERIC bio, Inc. (a)	10,843
87	Janux Therapeutics, Inc. (a)	1,503
78	Joint Corporation (a)	3,198
192	Jounce Therapeutics, Inc. (a)	1,432
305	Kala Pharmaceuticals, Inc. (a)	202
120	Kaleido Biosciences, Inc. (a)	179
131	KalVista Pharmaceuticals, Inc. (a)	2,103
127	Karuna Therapeutics, Inc. (a)	13,335
403	Karyopharm Therapeutics, Inc. (a)	4,163
158	KemPharm, Inc. (a)	937
89	Keros Therapeutics, Inc. (a)	4,779
213	Kezar Life Sciences, Inc. (a)	3,163
189	Kiniksa Pharmaceuticals, Ltd. - Class A (a)	1,935
156	Kinnate Biopharma, Inc. (a)	1,214
198	Kodiak Sciences, Inc. (a)	1,711
226	Kronos Bio, Inc. (a)	1,702
109	Krystal Biotech, Inc. (a)	6,927
358	Kura Oncology, Inc. (a)	5,681
193	Kymera Therapeutics, Inc. (a)	7,674
28	Landos Biopharma, Inc. (a)	60
378	Lantheus Holdings, Inc. (a)	18,076
112	LeMaitre Vascular, Inc.	5,317
392	Lexicon Pharmaceuticals, Inc. (a)	811
154	LHC Group, Inc. (a)	20,970

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Health Care — 15.8% (Continued)
252	LifeStance Health Group, Inc. (a)	$2,376
84	Ligand Pharmaceuticals, Inc. (a)	8,502
770	Lineage Cell Therapeutics, Inc. (a)	1,086
308	LivaNova plc (a)	24,276
28	Lucid Diagnostics, Inc. (a)	105
126	Lyell Immunopharma, Inc. (a)	912
350	MacroGenics, Inc. (a)	3,273
70	Madrigal Pharmaceuticals, Inc. (a)	6,500
168	Magenta Therapeutics, Inc. (a)	529
1,526	MannKind Corporation (a)	3,998
196	Marinus Pharmaceuticals, Inc. (a)	1,533
532	MaxCyte, Inc. (a)	3,703
448	MEDNAX, Inc. (a)	10,515
168	Medpace Holdings, Inc. (a)	25,699
602	MEI Pharma, Inc. (a)	1,300
140	MeiraGTx Holdings plc (a)	2,006
266	Meridian Bioscience, Inc. (a)	6,730
308	Merit Medical Systems, Inc. (a)	20,029
406	Mersana Therapeutics, Inc. (a)	1,782
28	Mesa Laboratories, Inc.	7,149
672	MiMedx Group, Inc. (a)	3,394
1,862	Mind Medicine MindMed, Inc. (a)	2,272
11	MiNK Therapeutics, Inc. (a)	33
14	Mirum Pharmaceuticals, Inc. (a)	332
70	ModivCare, Inc. (a)	8,260
224	Molecular Templates, Inc. (a)	526
72	Monte Rosa Therapeutics, Inc. (a)	1,032
126	Morphic Holding, Inc. (a)	5,022
2,380	Multiplan Corporation (a)	8,949
406	Mustang Bio, Inc. (a)	353
462	Myriad Genetics, Inc. (a)	11,264
252	NanoString Technologies, Inc. (a)	8,936
154	NantHealth, Inc. (a)	128
70	National HealthCare Corporation	4,551
84	National Research Corporation	3,342
196	Natus Medical, Inc. (a)	5,453
644	Neogen Corporation (a)	22,990
644	NeoGenomics, Inc. (a)	13,788
210	Neoleukin Therapeutics, Inc. (a)	542
140	Neuronetics, Inc. (a)	468
42	NeuroPace, Inc. (a)	328
210	Nevro Corporation (a)	15,057
98	NexImmune, Inc. (a)	243
336	NextGen Healthcare, Inc. (a)	6,562
182	NGM Biopharmaceuticals, Inc. (a)	2,705
70	Nkarta, Inc. (a)	634
168	Nurix Therapeutics, Inc. (a)	2,717
56	Nuvalent, Inc. - Class A (a)	837
308	NuVasive, Inc. (a)	16,669
994	Nuvation Bio, Inc. (a)	5,030
1,050	Ocugen, Inc. (a)	3,696
406	Ocular Therapeutix, Inc. (a)	2,265
140	Olema Pharmaceuticals, Inc. (a)	655
42	Omega Therapeutics, Inc. (a)	499
308	Omeros Corporation (a)	2,218
252	Omnicell, Inc. (a)	32,578
336	Oncocyte Corporation (a)	491
126	Oncorus, Inc. (a)	266
252	Oncternal Therapeutics, Inc. (a)	461
42	Ontrak, Inc. (a)	113
2,352	OPKO Health, Inc. (a)	7,362
98	OptimizeRx Corporation (a)	4,438
952	Option Care Health, Inc. (a)	24,466
168	Oramed Pharmaceuticals, Inc. (a)	1,730
448	OraSure Technologies, Inc. (a)	3,494
224	Organogenesis Holdings, Inc. (a)	1,667
182	ORIC Pharmaceuticals, Inc. (a)	1,412
728	Ortho Clinical Diagnostics Holdings plc (a)	12,878
112	Orthofix Medical, Inc. (a)	3,806
84	OrthoPediatrics Corporation (a)	4,708
490	Outlook Therapeutics, Inc. (a)	799
266	Outset Medical, Inc. (a)	11,696
420	Owens & Minor, Inc.	18,543
56	Oyster Point Pharma, Inc. (a)	558
1,120	Pacific Biosciences of California, Inc. (a)	13,350
252	Pacira BioSciences, Inc. (a)	16,806
56	Paragon 28, Inc. (a)	913
266	Paratek Pharmaceuticals, Inc. (a)	936
210	Passage Bio, Inc. (a)	697
518	Patterson Companies, Inc.	15,488
420	PAVmed, Inc. (a)	643
140	Pennant Group, Inc. (a)	2,275
196	Personalis, Inc. (a)	2,058

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Health Care — 15.8% (Continued)
154	PetIQ, Inc. (a)	$3,055
112	Phathom Pharmaceuticals, Inc. (a)	2,031
126	Phibro Animal Health Corporation - Class A	2,684
364	Phreesia, Inc. (a)	11,208
126	Pliant Therapeutics, Inc. (a)	1,130
154	PMV Pharmaceuticals, Inc. (a)	2,439
28	Portage Biotech, Inc. (a)	223
154	Poseida Therapeutics, Inc. (a)	562
196	Praxis Precision Medicines, Inc. (a)	2,568
546	Precigen, Inc. (a)	1,229
325	Precision BioSciences, Inc. (a)	1,381
56	Prelude Therapeutics, Inc. (a)	494
308	Prestige Consumer Healthcare, Inc. (a)	18,335
84	Privia Health Group, Inc. (a)	2,162
42	PROCEPT BioRobotics Corporation (a)	1,049
378	Progyny, Inc. (a)	14,878
154	Prometheus Biosciences, Inc. (a)	6,705
266	Protagonist Therapeutics, Inc. (a)	6,458
210	Prothena Corporation plc (a)	7,266
322	Provention Bio, Inc. (a)	2,019
420	PTC Therapeutics, Inc. (a)	14,750
140	Pulmonx Corporation (a)	3,676
70	Pulse Biosciences, Inc. (a)	356
182	Puma Biotechnology, Inc. (a)	419
56	Pyxis Oncology, Inc. (a)	340
168	Quanterix Corporation (a)	5,668
476	Quotient, Ltd. (a)	666
700	R1 RCM, Inc. (a)	19,033
546	Radius Health, Inc. (a)	4,543
266	RadNet, Inc. (a)	6,562
84	Rain Therapeutics, Inc. (a)	502
42	Rallybio Corporation (a)	462
42	Rapid Micro Biosystems, Inc. - Class A (a)	294
112	RAPT Therapeutics, Inc. (a)	2,240
266	Reata Pharmaceuticals, Inc. - Class A (a)	8,709
672	Recursion Pharmaceuticals, Inc. - Class A (a)	7,358
224	REGENXBIO, Inc. (a)	5,871
392	Relay Therapeutics, Inc. (a)	9,451
70	Relmada Therapeutics, Inc. (a)	1,436
42	Reneo Pharmaceuticals, Inc. (a)	202
168	Replimune Group, Inc. (a)	2,695
98	Retractable Technologies, Inc. (a)	465
378	Revance Therapeutics, Inc. (a)	5,129
350	REVOLUTION Medicines, Inc. (a)	6,622
238	Rhythm Pharmaceuticals, Inc. (a)	1,814
1,008	Rigel Pharmaceuticals, Inc. (a)	2,530
238	Rocket Pharmaceuticals, Inc. (a)	4,239
252	Rubius Therapeutics, Inc. (a)	1,257
42	RxSight, Inc. (a)	564
462	Sana Biotechnology, Inc. (a)	2,985
714	Sangamo Therapeutics, Inc. (a)	4,177
168	Scholar Rock Holding Corporation (a)	2,923
252	Schrodinger, Inc. (a)	8,760
182	SeaSpine Holdings Corporation (a)	2,306
546	Seelos Therapeutics, Inc. (a)	579
210	Seer, Inc. (a)	3,217
658	Select Medical Holdings Corporation	15,233
532	Selecta Biosciences, Inc. (a)	984
126	Sensei Biotherapeutics, Inc. (a)	455
2,422	Senseonics Holdings, Inc. (a)	4,360
14	Sera Prognostics, Inc. - Class A (a)	75
420	Seres Therapeutics, Inc. (a)	3,360
1,288	Sesen Bio, Inc. (a)	817
98	Sharps Compliance Corporation (a)	604
140	Shattuck Labs, Inc. (a)	700
196	Shockwave Medical, Inc. (a)	34,736
182	SI-BONE, Inc. (a)	4,015
322	Sientra, Inc. (a)	911
266	SIGA Technologies, Inc. (a)	1,596
56	Sight Sciences, Inc. (a)	975
84	Sigilon Therapeutics, Inc. (a)	122
196	Silk Road Medical, Inc. (a)	7,277
112	Silverback Therapeutics, Inc. (a)	482
84	Simulations Plus, Inc.	3,309
70	Singular Genomics Systems, Inc. (a)	576
364	SOC Telemed, Inc. (a)	1,070
336	Solid Biosciences, Inc. (a)	274
1,512	Sorrento Therapeutics, Inc. (a)	3,825
868	Spectrum Pharmaceuticals, Inc. (a)	590

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Health Care — 15.8% (Continued)
126	Spero Therapeutics, Inc. (a)	$1,210
140	SpringWorks Therapeutics, Inc. (a)	7,923
42	Spruce Biosciences, Inc. (a)	95
126	SQZ Biotechnologies Company (a)	664
280	STAAR Surgical Company (a)	22,210
280	Stereotaxis, Inc. (a)	1,294
112	Stoke Therapeutics, Inc. (a)	2,184
154	Summit Therapeutics, Inc. (a)	422
294	Supernus Pharmaceuticals, Inc. (a)	9,393
182	Surface Oncology, Inc. (a)	655
182	Surgery Partners, Inc. (a)	9,513
70	Surmodics, Inc. (a)	3,142
266	Sutro Biopharma, Inc. (a)	2,373
252	Syndax Pharmaceuticals, Inc. (a)	3,929
336	Syros Pharmaceuticals, Inc. (a)	433
126	Tabula Rasa HealthCare, Inc. (a)	718
112	Tactile Systems Technology, Inc. (a)	2,280
112	Talaris Therapeutics, Inc. (a)	785
98	Talis Biomedical Corporation (a)	205
42	Tarsus Pharmaceuticals, Inc. (a)	740
112	Taysha Gene Therapies, Inc. (a)	713
168	TCR2 Therapeutics, Inc. (a)	455
84	Tenaya Therapeutics, Inc. (a)	979
616	Tenet Healthcare Corporation (a)	52,971
84	Terns Pharmaceuticals, Inc. (a)	279
756	TG Therapeutics, Inc. (a)	7,462
1,890	TherapeuticsMD, Inc. (a)	452
294	Theravance Biopharma, Inc. (a)	2,961
70	Theseus Pharmaceuticals, Inc. (a)	707
266	Tivity Health, Inc. (a)	7,256
2,702	Tonix Pharmaceuticals Holding Corporation (a)	500
140	TransMedics Group, Inc. (a)	2,593
350	Travere Therapeutics, Inc. (a)	9,541
168	Treace Medical Concepts, Inc. (a)	3,619
868	Trevena, Inc. (a)	397
238	Turning Point Therapeutics, Inc. (a)	7,535
266	Twist Bioscience Corporation (a)	14,880
70	Tyra Biosciences, Inc. (a)	830
112	UroGen Pharma, Ltd. (a)	672
70	US Physical Therapy, Inc.	6,438
14	Utah Medical Products, Inc.	1,260
322	Vanda Pharmaceuticals, Inc. (a)	3,658
126	Vapotherm, Inc. (a)	1,914
224	Varex Imaging Corporation (a)	5,295
672	Vaxart, Inc. (a)	3,414
224	Vaxcyte, Inc. (a)	5,190
966	VBI Vaccines, Inc. (a)	1,439
56	Ventyx Biosciences, Inc. (a)	655
70	Vera Therapeutics, Inc. (a)	1,625
378	Veracyte, Inc. (a)	10,508
994	Verastem, Inc. (a)	1,193
266	Vericel Corporation (a)	10,962
70	Verrica Pharmaceuticals, Inc. (a)	587
84	Verve Therapeutics, Inc. (a)	2,743
196	Viemed Healthcare, Inc. (a)	753
714	ViewRay, Inc. (a)	2,970
378	Viking Therapeutics, Inc. (a)	1,266
84	Vincerx Pharma, Inc. (a)	426
322	Vir Biotechnology, Inc. (a)	8,111
210	Viracta Therapeutics, Inc. (a)	573
1,050	VistaGen Therapeutics, Inc. (a)	1,470
98	Vor BioPharma, Inc. (a)	885
252	WaVe Life Sciences, Ltd. (a)	619
176	Werewolf Therapeutics, Inc. (a)	1,260
84	XBiotech, Inc.	828
336	Xencor, Inc. (a)	10,520
42	Xilio Therapeutics, Inc. (a)	495
28	XOMA Corporation (a)	614
196	Y-mAbs Therapeutics, Inc. (a)	1,786
210	Zentalis Pharmaceuticals, Inc. (a)	10,477
308	Zogenix, Inc. (a)	8,088
123	Zynex, Inc.	774
		2,616,796
	Industrials — 14.9%
257	AAON, Inc.	15,050
201	AAR Corporation (a)	9,033
414	ABM Industries, Inc.	18,560
303	Acacia Research Corporation (a)	1,160
577	ACCO Brands Corporation	4,962
102	Advent Technologies Holdings, Inc. (a)	264
452	Aerojet Rocketdyne Holdings, Inc.	17,515
141	AeroVironment, Inc. (a)	10,018
56	AerSale Corporation (a)	877

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Industrials — 14.9% (Continued)
406	AgEagle Aerial Systems, Inc. (a)	$475
355	Air Transport Services Group, Inc. (a)	11,186
60	Alamo Group, Inc.	8,347
179	Albany International Corporation - Class A	15,720
88	Allegiant Travel Company (a)	15,320
74	Allied Motion Technologies, Inc.	2,577
116	Alta Equipment Group, Inc. (a)	1,463
397	Altra Industrial Motion Corporation	16,861
187	Ameresco, Inc. - Class A (a)	12,015
164	American Superconductor Corporation (a)	1,392
99	American Woodmark Corporation (a)	5,304
1,208	API Group Corporation (a)	26,057
141	Apogee Enterprises, Inc.	6,355
235	Applied Industrial Technologies, Inc.	23,759
155	ArcBest Corporation	14,365
300	Arcosa, Inc.	15,801
90	Argan, Inc.	3,500
117	Aris Water Solution, Inc. - Class A	1,709
803	Array Technologies, Inc. (a)	9,026
311	ASGN, Inc. (a)	34,456
141	Astec Industries, Inc.	7,022
154	Astronics Corporation (a)	2,265
286	Atkore, Inc. (a)	29,088
172	Atlas Air Worldwide Holdings, Inc. (a)	13,478
88	Atlas Technical Consultants, Inc. (a)	1,010
245	Avis Budget Group, Inc. (a)	44,943
149	AZZ, Inc.	7,335
343	Babcock & Wilcox Enterprises, Inc. (a)	2,404
288	Barnes Group, Inc.	13,378
44	Barrett Business Services, Inc.	2,647
341	Beacon Roofing Supply, Inc. (a)	20,354
58	Beam Global (a)	842
227	Blink Charging Company (a)	5,580
873	Bloom Energy Corporation - Class A (a)	19,381
101	Blue Bird Corporation (a)	2,152
56	BlueLinx Holdings, Inc. (a)	5,005
235	Boise Cascade Company	18,786
286	Brady Corporation - Class A	13,179
266	BrightView Holdings, Inc. (a)	3,594
299	Brink’s Company	20,948
120	Byrna Technologies, Inc. (a)	1,201
38	Cadre Holdings, Inc.	837
133	Caesarstone, Ltd.	1,595
309	Casella Waste Systems, Inc. - Class A (a)	23,298
302	CBIZ, Inc. (a)	11,751
191	CECO Environmental Corporation (a)	1,028
229	Chart Industries, Inc. (a)	33,067
106	Cimpress plc (a)	6,677
109	CIRCOR International, Inc. (a)	2,936
169	Columbus McKinnon Corporation	7,713
216	Comfort Systems USA, Inc.	18,572
198	Commercial Vehicle Group, Inc. (a)	1,582
8	CompX International, Inc.	177
161	Concrete Pumping Holdings, Inc. (a)	1,198
168	Construction Partners, Inc. - Class (a)	4,496
707	CoreCivic, Inc. (a)	6,441
324	Cornerstone Building Brands, Inc. (a)	7,154
319	Costamare, Inc.	4,307
73	Covenant Logistics Group, Inc. (a)	1,643
44	CRA International, Inc.	3,909
91	CSW Industrials, Inc.	10,950
281	Custom Truck One Source, Inc. (a)	2,209
242	Daseke, Inc. (a)	3,037
255	Deluxe Corporation	7,933
1,167	Desktop Metal, Inc. - Class A (a)	4,855
126	Douglas Dynamics, Inc.	4,629
65	Ducommun, Inc. (a)	3,283
108	DXP Enterprises, Inc. (a)	3,101
179	Dycom Industries, Inc. (a)	15,584
53	Eagle Bulk Shipping, Inc.	2,795
326	EMCOR Group, Inc.	37,665
112	Encore Wire Corporation	13,039
254	Energy Recovery, Inc. (a)	4,826
408	Enerpac Tool Group Corporation	7,038
261	EnerSys	18,983
155	Ennis, Inc.	2,911
126	EnPro Industries, Inc.	13,915

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Industrials — 14.9% (Continued)
258	Eos Energy Enterprises, Inc. (a)	$748
158	ESCO Technologies, Inc.	10,992
36	EVI Industries, Inc. (a)	744
703	Evoqua Water Technologies Corporation (a)	29,990
317	Exponent, Inc.	30,039
373	Federal Signal Corporation	13,469
329	First Advantage Corporation (a)	5,313
879	Fluor Corporation (a)	19,039
67	Forrester Research, Inc. (a)	3,479
161	Forward Air Corporation	16,612
75	Franklin Covey Company (a)	3,458
284	Franklin Electric Company, Inc.	24,015
196	Frontier Group Holdings, Inc. (a)	2,524
118	FTC Solar, Inc. (a)	556
2,230	FuelCell Energy, Inc. (a)	13,380
212	GATX Corporation	22,606
193	Genco Shipping & Trading, Ltd.	3,721
731	GEO Group, Inc. (a)	4,357
182	Gibraltar Industries, Inc. (a)	8,794
78	Global Industrial Company	2,479
258	GMS, Inc. (a)	13,997
140	Gorman-Rupp Company	5,216
1,253	GrafTech International, Ltd.	12,630
275	Granite Construction, Inc.	8,324
398	Great Lakes Dredge & Dock Corporation (a)	5,616
189	Greenbrier Companies, Inc.	8,397
269	Griffon Corporation	6,200
198	H&E Equipment Services, Inc.	8,268
472	Harsco Corporation (a)	5,622
294	Hawaiian Holdings, Inc. (a)	5,639
466	Healthcare Services Group, Inc.	7,372
288	Heartland Express, Inc.	4,136
119	Heidrick & Struggles International, Inc.	5,087
199	Helios Technologies, Inc.	15,604
159	Herc Holdings, Inc.	25,300
94	Heritage-Crystal Clean, Inc. (a)	2,636
448	Hillenbrand, Inc.	21,374
31	HireQuest, Inc.	582
144	HireRight Holdings Corporation (a)	1,882
269	HNI Corporation	10,946
201	Hub Group, Inc. - Class A (a)	16,965
137	Huron Consulting Group, Inc. (a)	6,758
233	Hydrofarm Holdings Group, Inc. (a)	4,718
725	Hyliion Holdings Corporation (a)	3,132
104	HyreCar, Inc. (a)	283
63	Hyster-Yale Materials Handling, Inc.	2,412
114	ICF International, Inc.	10,103
2,773	Ideanomics, Inc. (a)	2,912
52	IES Holdings, Inc. (a)	2,186
162	Infrastructure and Energy Alternatives, Inc. (a)	1,763
280	INNOVATE Corporation	932
224	Insperity, Inc.	20,149
114	Insteel Industries, Inc.	4,231
336	Interface, Inc.	4,385
555	JELD-WEN Holding, Inc. (a)	12,809
190	John Bean Technologies Corporation	21,540
72	Kadant, Inc.	14,209
170	Kaman Corporation	7,380
737	KAR Auction Services, Inc. (a)	13,605
23	Karat Packaging, Inc. (a)	374
857	KBR, Inc.	42,540
215	Kelly Services, Inc. - Class A	4,562
508	Kennametal, Inc.	16,109
122	Kforce, Inc.	9,172
224	Kimball International, Inc. - Class B	2,076
325	Korn Ferry	21,535
748	Kratos Defense & Security Solutions, Inc. (a)	15,648
28	Lawson Products, Inc. (a)	1,190
56	Lindsay Corporation	7,348
168	Luxfer Holdings plc	2,927
196	Manitowoc Company, Inc. (a)	3,240
168	ManTech International Corporation - Class A	14,006
350	Marten Transport, Ltd.	6,038
145	Masonite International Corporation (a)	13,678
154	Matrix Service Company (a)	1,069
252	Matson, Inc.	27,913
182	Matthews International Corporation - Class A	6,039
420	Maxar Technologies, Inc.	13,625
42	Mayville Engineering Co, Inc. (a)	434
140	McGrath RentCorp	11,379
420	Meritor, Inc. (a)	14,956
196	Mesa Air Group, Inc. (a)	853

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Industrials — 14.9% (Continued)
56	Miller Industries, Inc.	$1,735
420	MillerKnoll, Inc.	16,330
112	Mistras Group, Inc. (a)	747
154	Montrose Environmental Group, Inc. (a)	6,793
168	Moog, Inc. - Class A	13,962
476	MRC Global, Inc. (a)	4,808
322	Mueller Industries, Inc.	18,370
938	Mueller Water Products, Inc. - Class A	11,903
98	MYR Group, Inc. (a)	8,796
28	National Presto Industries, Inc.	2,226
1,358	Nikola Corporation (a)	10,728
42	NL Industries, Inc.	268
252	NN, Inc. (a)	653
56	Northwest Pipe Company (a)	1,596
655	NOW, Inc. (a)	6,118
70	NV5 Global, Inc. (a)	7,508
14	Omega Flex, Inc.	2,034
14	PAM Transportation Services, Inc.	945
112	Park Aerospace Corporation	1,553
42	Park-Ohio Holdings Corporation	667
154	Parsons Corporation (a)	5,338
336	PGT Innovations, Inc. (a)	7,227
1,036	Pitney Bowes, Inc.	5,159
42	Powell Industries, Inc.	888
14	Preformed Line Products Company	781
308	Primoris Services Corporation	8,122
154	Proto Labs, Inc. (a)	8,659
196	Quanex Building Products Corporation	4,481
238	Radiant Logistics, Inc. (a)	1,642
168	RBC Bearings, Inc.	32,567
896	Resideo Technologies, Inc. (a)	23,063
182	Resources Connection, Inc.	3,021
168	REV Group, Inc.	2,271
728	Romeo Power, Inc. (a)	1,332
238	Rush Enterprises, Inc. - Class A	12,362
28	Rush Enterprises, Inc. - Class B	1,372
392	Safe Bulkers, Inc. (a)	1,639
140	Saia, Inc. (a)	40,212
196	Shyft Group, Inc.	7,920
252	Simpson Manufacturing Company, Inc.	29,865
294	SkyWest, Inc. (a)	8,264
126	SP Plus Corporation (a)	3,761
560	Spirit Airlines, Inc. (a)	14,045
266	SPX Corporation (a)	13,486
253	SPX FLOW, Inc.	21,730
70	Standex International Corporation	7,415
518	Steelcase, Inc. - Class A	6,304
644	Stem, Inc. (a)	6,131
98	Sterling Check Corporation (a)	2,064
154	Sterling Construction Company, Inc. (a)	4,548
182	Sun Country Airlines Holdings, Inc. (a)	4,923
154	Team, Inc. (a)	145
112	Tennant Company	8,823
392	Terex Corporation	16,182
336	Tetra Tech, Inc.	53,346
266	Textainer Group Holdings, Ltd.	9,446
196	Thermon Group Holdings, Inc. (a)	3,356
280	Titan International, Inc. (a)	3,136
112	Titan Machinery, Inc. (a)	3,173
224	TPI Composites, Inc. (a)	3,028
28	Transcat, Inc. (a)	2,197
238	TriNet Group, Inc. (a)	20,780
448	Trinity Industries, Inc.	12,929
392	Triton International, Ltd.	25,746
364	Triumph Group, Inc. (a)	9,115
210	TrueBlue, Inc. (a)	5,712
238	Tutor Perini Corporation (a)	2,332
350	UFP Industries, Inc.	30,012
84	UniFirst Corporation	15,225
42	Universal Logistics Holdings, Inc.	803
700	Upwork, Inc. (a)	17,696
196	US Ecology, Inc. (a)	9,298
154	US Xpress Enterprises, Inc. - Class A (a)	699
56	Vectrus, Inc. (a)	2,567
84	Veritiv Corporation (a)	9,002
112	Viad Corporation (a)	3,913
126	Vicor Corporation (a)	9,421
756	View, Inc. (a)	1,830
56	VSE Corporation	2,668
294	Wabash National Corporation	5,010
168	Watts Water Technologies, Inc. - Class A	24,184
784	Welbilt, Inc. (a)	18,534
364	Werner Enterprises, Inc.	15,819

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Industrials — 14.9% (Continued)
252	WESCO International, Inc. (a)	$30,675
56	Willdan Group, Inc. (a)	1,809
14	Willis Lease Finance Corporation (a)	489
1,246	WillScot Mobile Mini Holdings Corporation (a)	44,269
266	Yellow Corporation (a)	2,397
714	Zurn Water Solutions Corporation	23,219
		2,468,496
	Information Technology — 12.9%
752	3D Systems Corporation (a)	13,400
689	8x8, Inc. (a)	8,929
98	908 Devices, Inc. (a)	1,630
350	A10 Networks, Inc.	4,984
705	ACI Worldwide, Inc. (a)	23,632
289	ADTRAN, Inc.	5,951
229	Advanced Energy Industries, Inc.	19,660
665	Aeva Technologies, Inc. (a)	2,793
121	Agilysys, Inc. (a)	5,086
294	Akoustis Technologies, Inc. (a)	1,852
283	Alarm.com Holdings, Inc. (a)	18,630
163	Alkami Technology, Inc. (a)	2,569
126	Alpha & Omega Semiconductor, Ltd. (a)	6,775
282	Altair Engineering, Inc.- Class A (a)	18,730
201	Ambarella, Inc. (a)	28,082
189	American Software, Inc. - Class A	4,152
613	Amkor Technology, Inc.	13,897
113	Appfolio, Inc. - Class A (a)	12,785
233	Appian Corporation (a)	14,204
483	Arlo Technologies, Inc. (a)	4,482
30	Arteris, Inc. (a)	448
409	Asana, Inc. - Class A (a)	22,409
120	Atomera, Inc. (a)	1,926
509	Avaya Holdings Corporation (a)	7,009
64	Aviat Networks, Inc. (a)	1,811
221	Avid Technology, Inc. (a)	6,953
157	AvidXchange Holdings, Inc. (a)	1,512
198	Axcelis Technologies, Inc. (a)	13,706
235	AXT, Inc. (a)	1,751
179	Badger Meter, Inc.	17,794
269	Belden, Inc.	15,158
206	Benchmark Electronics, Inc.	5,385
148	Benefitfocus, Inc. (a)	1,492
286	BigCommerce Holdings, Inc. (a)	7,407
290	Blackbaud, Inc. (a)	18,122
331	Blackline, Inc. (a)	24,928
274	Bottomline Technologies DE, Inc. (a)	15,519
871	Box, Inc. - Class A (a)	22,306
247	Brightcove, Inc. (a)	1,848
400	BTRS Holdings, Inc. - Class A (a)	2,440
213	CalAmp Corporation (a)	1,504
324	Calix, Inc. (a)	17,606
62	Cambium Networks Corporation (a)	1,724
360	Cantaloupe, Inc. (a)	2,797
190	Casa Systems, Inc. (a)	790
86	Cass Information Systems, Inc.	3,404
233	Cerence, Inc. (a)	8,414
136	CEVA, Inc. (a)	5,545
175	ChannelAdvisor Corporation (a)	3,141
214	Cleanspark, Inc. (a)	2,268
64	Clearfield, Inc. (a)	4,103
174	CMC Materials, Inc.	32,265
284	Cohu, Inc. (a)	8,855
282	CommVault Systems, Inc. (a)	17,741
156	Comtech Telecommunications Corporation	3,210
998	Conduent, Inc. (a)	4,860
95	Consensus Cloud Solutions, Inc. (a)	5,288
43	CoreCard Corporation (a)	1,385
170	Corsair Gaming, Inc. (a)	3,924
59	Couchbase, Inc. (a)	1,243
28	CS Disco, Inc. (a)	1,058
192	CSG Systems International, Inc.	11,850
187	CTS Corporation	7,095
224	Daktronics, Inc. (a)	1,033
439	Diebold Nixdorf, Inc. (a)	3,819
203	Digi International, Inc. (a)	4,076
73	Digimarc Corporation (a)	2,199
519	Digital Turbine, Inc. (a)	25,161
281	DigitalOcean Holdings, Inc. (a)	16,669
258	Diodes, Inc. (a)	23,114
164	Domo, Inc. - Class B (a)	7,298
104	DZS, Inc. (a)	1,507
1,180	E2open Parent Holdings, Inc. (a)	10,596
275	Eastman Kodak Company (a)	1,312
163	Ebix, Inc.	4,810
129	eGain Corporation (a)	1,521
215	EMCORE Corporation (a)	834

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Information Technology — 12.9% (Continued)
133	Enfusion, Inc. - Class A (a)	$2,206
90	EngageSmart, Inc. (a)	1,980
331	Envestnet, Inc. (a)	24,765
70	ePlus, Inc.	3,283
102	EverCommerce, Inc. (a)	1,222
366	EVERTEC, Inc.	14,772
285	Evo Payments, Inc. - Class A (a)	6,871
197	ExlService Holdings, Inc. (a)	23,796
767	Extreme Networks, Inc. (a)	8,813
225	Fabrinet (a)	22,529
109	FARO Technologies, Inc. (a)	5,967
369	Flywire Corporation (a)	9,985
466	FormFactor, Inc. (a)	18,868
116	GreenBox POS (a)	394
280	Grid Dynamics Holdings, Inc. (a)	3,402
190	GTY Technology Holdings, Inc. (a)	844
148	Hackett Group, Inc.	3,067
548	Harmonic, Inc. (a)	5,102
129	I3 Verticals, Inc. - Class A (a)	3,406
34	IBEX Holdings, Ltd. (a)	536
170	Ichor Holdings, Ltd. (a)	5,989
131	Identiv, Inc. (a)	2,746
647	II-VI, Inc. (a)	44,940
98	Impinj, Inc. (a)	6,738
1,127	Infinera Corporation (a)	10,402
529	Inseego Corporation (a)	2,492
196	Insight Enterprises, Inc. (a)	20,384
73	Instructure Holdings, Inc. (a)	1,636
61	Intapp, Inc. (a)	1,407
186	InterDigital, Inc.	11,982
199	International Money Express, Inc. (a)	3,196
242	Iteris, Inc. (a)	796
282	Itron, Inc. (a)	13,443
323	JFrog, Ltd. (a)	8,001
107	Kaltura, Inc. (a)	240
146	Kimball Electronics, Inc. (a)	2,517
536	Knowles Corporation (a)	11,674
481	Kopin Corporation (a)	1,270
371	Kulicke & Soffa Industries, Inc.	19,381
90	KVH Industries, Inc. (a)	776
903	Lattice Semiconductor Corporation (a)	56,545
644	Limelight Networks, Inc. (a)	2,518
364	LivePerson, Inc. (a)	7,382
364	LiveRamp Holdings, Inc. (a)	15,710
168	Luna Innovations, Inc. (a)	1,147
266	MACOM Technology Solutions Holdings, Inc. (a)	15,987
574	Marathon Digital Holdings, Inc. (a)	14,551
364	Maximus, Inc.	28,704
392	MaxLinear, Inc. (a)	24,049
70	MeridianLink, Inc. (a)	1,371
1,190	Meta Materials, Inc. (a)	2,559
238	Methode Electronics, Inc.	10,862
42	MicroStrategy, Inc. - Class A (a)	18,606
910	MicroVision, Inc. (a)	3,649
336	Mimecast, Ltd. (a)	26,722
252	Mitek Systems, Inc. (a)	3,745
196	Model N, Inc. (a)	4,820
686	Momentive Global, Inc. (a)	10,784
490	MoneyGram International, Inc. (a)	5,263
168	Napco Security Technologies, Inc. (a)	3,426
294	NeoPhotonics Corporation (a)	4,501
168	NETGEAR, Inc. (a)	4,470
392	NetScout Systems, Inc. (a)	12,203
252	nLight, Inc. (a)	4,108
196	Novanta, Inc. (a)	26,779
28	NVE Corporation	1,602
140	ON24, Inc. (a)	2,184
210	OneSpan, Inc. (a)	2,894
280	Onto Innovation, Inc. (a)	24,139
98	OSI Systems, Inc. (a)	7,906
938	Ouster, Inc. (a)	3,170
434	PagerDuty, Inc. (a)	14,678
140	PAR Technology Corporation (a)	5,872
476	Paya Holdings, Inc. (a)	3,070
67	PC Connection, Inc.	3,269
168	PDF Solutions, Inc. (a)	4,596
168	Perficient, Inc. (a)	17,119
266	Photronics, Inc. (a)	4,900
350	Ping Identity Holding Corporation (a)	7,364
238	Plantronics, Inc. (a)	6,704
168	Plexus Corporation (a)	13,687
350	Power Integrations, Inc.	31,500
56	Priority Technology Holdings, Inc. (a)	295
252	Progress Software Corporation	11,108
224	PROS Holdings, Inc. (a)	7,119
308	Q2 Holdings, Inc. (a)	20,035

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Information Technology — 12.9% (Continued)
182	Qualys, Inc. (a)	$22,806
336	Quantum Corporation (a)	874
322	Rackspace Technology, Inc. (a)	3,584
602	Rambus, Inc. (a)	16,254
322	Rapid7, Inc. (a)	33,313
196	Rekor Systems, Inc. (a)	927
70	Remitly Global, Inc. (a)	767
476	Repay Holdings Corporation (a)	8,221
392	Ribbon Communications, Inc. (a)	1,192
266	Rimini Street, Inc. (a)	1,205
560	Riot Blockchain, Inc. (a)	9,649
112	Rogers Corporation (a)	30,576
532	Sailpoint Technologies Holdings, Inc. (a)	22,009
378	Sanmina Corporation (a)	15,037
182	Sapiens International Corporation NV	4,912
140	ScanSource, Inc. (a)	4,421
56	SecureWorks Corporation - Class A (a)	861
364	Semtech Corporation (a)	25,254
42	ShotSpotter, Inc. (a)	1,079
224	Silicon Laboratories, Inc. (a)	34,430
84	SiTime Corporation (a)	16,980
42	SkyWater Technology, Inc. (a)	485
196	SMART Global Holdings, Inc. (a)	5,380
266	Smith Micro Software, Inc. (a)	1,107
252	Sprout Social, Inc. - Class A (a)	16,408
210	SPS Commerce, Inc. (a)	27,269
98	StarTek, Inc. (a)	429
42	Stronghold Digital Mining, Inc. - Class A (a)	530
490	Sumo Logic, Inc. (a)	5,900
490	SunPower Corporation (a)	8,786
252	Super Micro Computer, Inc. (a)	9,900
224	Synaptics, Inc. (a)	51,167
238	Telos Corporation (a)	2,718
532	Tenable Holdings, Inc. (a)	29,452
98	TTEC Holdings, Inc.	7,791
616	TTM Technologies, Inc. (a)	7,743
56	Tucows, Inc.- Class A (a)	3,762
92	Turtle Beach Corporation (a)	2,187
252	Ultra Clean Holdings, Inc. (a)	11,544
378	Unisys Corporation (a)	8,078
168	Upland Software, Inc. (a)	3,168
602	Varonis Systems, Inc. (a)	26,247
294	Veeco Instruments, Inc. (a)	8,400
434	Velodyne Lidar, Inc. (a)	1,601
364	Verint Systems, Inc. (a)	18,284
154	Veritone, Inc. (a)	2,593
896	Verra Mobility Corporation (a)	15,053
72	Viant Technology, Inc. - Class A (a)	593
1,414	Viavi Solutions, Inc. (a)	23,191
378	VirnetX Holding Corporation (a)	688
784	Vishay Intertechnology, Inc.	15,045
70	Vishay Precision Group, Inc. (a)	2,199
1,442	Vonage Holdings Corporation (a)	29,301
28	Weave Communications, Inc. (a)	281
238	Workiva, Inc. (a)	25,061
602	Xperi Holding Corporation	10,427
658	Yext, Inc. (a)	4,882
644	Zuora, Inc. - Class A (a)	9,776
		2,143,433
	Materials — 4.0%
165	AdvanSix, Inc.	6,610
766	Allegheny Technologies, Inc. (a)	19,717
178	American Vanguard Corporation	2,682
1,053	Amyris, Inc. (a)	4,802
647	Arconic Corporation (a)	19,863
127	Aspen Aerogels, Inc. (a)	3,759
555	Avient Corporation	29,077
198	Balchem Corporation	27,391
347	Cabot Corporation	25,387
300	Carpenter Technology Corporation	11,517
289	Century Aluminum Company (a)	6,826
45	Chase Corporation	4,132
114	Clearwater Paper Corporation (a)	3,287
1,514	Coeur Mining, Inc. (a)	6,510
758	Commercial Metals Company	29,220
212	Compass Minerals International, Inc.	12,427
746	Constellium SE (a)	14,495
564	Danimer Scientific, Inc. (a)	2,245
315	Ecovyst, Inc.	3,443
504	Ferro Corporation (a)	10,952
177	Forterra, Inc. (a)	4,170
162	FutureFuel Corporation	1,192
270	Gatos Silver, Inc. (a)	910
302	GCP Applied Technologies, Inc. (a)	9,537

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Materials — 4.0% (Continued)
270	Glatfelter Corporation	$3,710
162	Greif, Inc. - Class A	9,313
36	Greif, Inc. - Class B	2,049
116	Hawkins, Inc.	5,250
72	Haynes International, Inc.	2,632
316	HB Fuller Company	21,605
3,136	Hecla Mining Company	18,063
238	Ingevity Corporation (a)	16,239
154	Innospec, Inc.	14,707
62	Intrepid Potash, Inc. (a)	3,527
95	Kaiser Aluminum Corporation	9,168
122	Koppers Holdings, Inc. (a)	3,493
191	Kraton Corporation (a)	8,815
137	Kronos Worldwide, Inc.	2,018
980	Livent Corporation (a)	23,079
574	Marrone Bio Innovations, Inc. (a)	396
112	Materion Corporation	9,358
196	Minerals Technologies, Inc.	13,718
406	MP Materials Corporation (a)	18,522
210	Myers Industries, Inc.	3,490
98	Neenah, Inc.	3,817
1,414	Novagold Resources, Inc. (a)	9,870
966	O-I Glass, Inc. (a)	12,345
42	Olympic Steel, Inc.	1,124
350	Orion Engineered Carbons SA	5,439
266	Pactiv Evergreen, Inc.	2,559
182	Perpetua Resources Corporation (a)	655
182	PolyMet Mining Corporation (a)	495
294	PureCycle Technologies, Inc. (a)	2,046
84	Quaker Chemical Corporation	15,591
224	Ranpak Holdings Corporation (a)	5,421
336	Rayonier Advanced Materials, Inc. (a)	1,972
98	Ryerson Holding Corporation	2,560
154	Schnitzer Steel Industries, Inc. - Class A	7,492
182	Schweitzer-Mauduit International, Inc.	5,681
252	Sensient Technologies Corporation	20,697
126	Stepan Company	13,056
700	Summit Materials, Inc. - Class A (a)	21,854
476	SunCoke Energy, Inc.	3,775
266	TimkenSteel Corporation (a)	4,796
154	Tredegar Corporation	1,773
252	TriMas Corporation	8,193
224	Trinseo plc	11,639
658	Tronox Holdings plc - Class A	13,357
28	UFP Technologies, Inc. (a)	1,936
56	United States Lime & Minerals, Inc.	6,582
140	Valhi, Inc.	3,566
154	Verso Corporation - Class A	4,083
299	Warrior Met Coal, Inc.	9,419
196	Worthington Industries, Inc.	11,176
462	Zymergen, Inc. (a)	1,769
		664,041
	Real Estate — 7.1%
513	Acadia Realty Trust	10,999
417	Agree Realty Corporation	26,751
434	Alexander & Baldwin, Inc.	9,735
11	Alexander’s, Inc.	2,788
303	American Assets Trust, Inc.	11,078
913	Apartment Investment and Management Company - Class A (a)	6,519
1,263	Apple Hospitality REIT, Inc.	22,342
358	Armada Hoffler Properties, Inc.	5,255
95	Ashford Hospitality Trust, Inc. (a)	818
327	Braemar Hotels & Resorts, Inc. (a)	1,949
1,037	Brandywine Realty Trust	13,823
968	Broadstone Net Lease, Inc.	20,967
59	BRT Apartments Corporation	1,299
592	CareTrust REIT, Inc.	10,360
295	CatchMark Timber Trust, Inc. - Class A	2,260
86	Centerspace	8,083
284	Chatham Lodging Trust (a)	3,905
254	City Office REIT, Inc.	4,374
73	Clipper Realty, Inc.	695
147	Community Healthcare Trust, Inc.	6,130
238	CorePoint Lodging, Inc. (a)	3,801
672	Corporate Office Properties Trust	17,613
34	CTO Realty Growth, Inc.	2,131
832	Cushman & Wakefield plc (a)	18,237
1,204	DiamondRock Hospitality Company (a)	11,498
2,934	DigitalBridge Group, Inc. (a)	21,272
1,409	Diversified Healthcare Trust	4,058
434	Douglas Elliman, Inc. (a)	3,272

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Real Estate — 7.1% (Continued)
533	Easterly Government Properties, Inc.	$11,097
245	EastGroup Properties, Inc.	46,735
879	Empire State Realty Trust, Inc. - Class A	8,315
715	Equity Commonwealth	18,998
731	Essential Properties Realty Trust, Inc.	18,480
381	eXp World Holdings, Inc.	10,188
174	Farmland Partners, Inc.	2,031
38	Fathom Holdings, Inc. (a)	488
105	Forestar Group, Inc. (a)	1,923
469	Four Corners Property Trust, Inc.	12,372
598	Franklin Street Properties Corporation	3,456
42	FRP Holdings, Inc. (a)	2,433
245	Getty Realty Corporation	6,750
225	Gladstone Commercial Corporation	4,768
182	Gladstone Land Corporation	5,440
360	Global Medical REIT, Inc.	5,652
636	Global Net Lease, Inc.	9,038
911	Healthcare Realty Trust, Inc.	23,759
185	Hersha Hospitality Trust (a)	1,708
680	Independence Realty Trust, Inc.	17,184
33	Indus Realty Trust, Inc.	2,513
392	Industrial Logistics Properties Trust	8,769
144	Innovative Industrial Properties, Inc.	27,138
392	iStar, Inc.	9,847
709	Kennedy-Wilson Holdings, Inc.	15,697
1,291	Kite Realty Group Trust	28,312
224	LTC Properties, Inc.	7,578
1,666	LXP Industrial Trust	25,756
1,344	Macerich Company	20,563
140	Marcus & Millichap, Inc. (a)	6,962
252	National Health Investors, Inc.	13,434
476	National Storage Affiliates Trust	27,737
696	Necessity Retail REIT, Inc.	4,900
238	NETSTREIT Corporation	5,269
868	Newmark Group, Inc. - Class A	15,346
126	NexPoint Residential Trust, Inc.	10,706
280	Office Properties Income Trust	7,014
84	One Liberty Properties, Inc.	2,441
854	Outfront Media, Inc.	22,802
1,092	Paramount Group, Inc.	12,219
756	Pebblebrook Hotel Trust	17,018
112	Phillips Edison & Company, Inc.	3,620
1,348	Physicians Realty Trust	21,918
728	Piedmont Office Realty Trust, Inc. - Class A	12,405
182	Plymouth Industrial REIT, Inc.	4,747
70	Postal Realty Trust, Inc. - Class A	1,222
378	PotlatchDeltic Corporation	20,752
281	Preferred Apartment Communities, Inc.	7,098
112	PS Business Parks, Inc.	17,840
42	Rafael Holdings, Inc. - Class B (a)	132
98	RE/MAX Holdings, Inc. - Class A	2,905
672	Realogy Holdings Corporation (a)	12,217
602	Redfin Corporation (a)	13,021
700	Retail Opportunity Investments Corporation	12,712
98	Retail Value, Inc.	304
952	RLJ Lodging Trust	13,318
84	RMR Group, Inc. - Class A	2,448
504	RPT Realty	6,527
294	Ryman Hospitality Properties, Inc. (a)	25,904
1,344	Sabra Health Care REIT, Inc.	18,050
112	Safehold, Inc.	6,872
71	Saul Centers, Inc.	3,268
224	Seritage Growth Properties (a)	2,283
1,008	Service Properties Trust	8,699
1,078	SITE Centers Corporation	16,763
198	St. Joe Company	10,698
1,064	STAG Industrial, Inc.	41,452
604	Summit Hotel Properties, Inc. (a)	5,974
1,274	Sunstone Hotel Investors, Inc. (a)	13,479
630	Tanger Factory Outlet Centers, Inc.	10,508
112	Tejon Ranch Company (a)	1,902
434	Terreno Realty Corporation	29,855
252	UMH Properties, Inc.	5,811
1,190	Uniti Group, Inc.	15,434
70	Universal Health Realty Income Trust	3,998
686	Urban Edge Properties	12,499
168	Urstadt Biddle Properties, Inc. - Class A	3,163
504	Veris Residential, Inc. (a)	8,518

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (d) (Continued)
	Real Estate — 7.1% (Continued)
504	Washington Real Estate Investment Trust	$11,773
266	Whitestone REIT	3,133
672	Xenia Hotels & Resorts, Inc. (a)	12,459
		1,180,529
	Utilities — 2.8%
319	ALLETE, Inc.	20,078
227	American States Water Company	19,104
50	Artesian Resources Corporation - Class A	2,324
439	Avista Corporation	19,593
392	Black Hills Corporation	27,436
380	Brookfield Infrastructure Corporation - Class A	26,766
135	Cadiz, Inc. (a)	351
319	California Water Service Group	18,161
105	Chesapeake Utilities Corporation	13,960
215	Clearway Energy, Inc. - Class A	6,577
504	Clearway Energy, Inc. - Class C	16,834
79	Global Water Resources, Inc.	1,205
210	MGE Energy, Inc.	15,124
98	Middlesex Water Company	9,799
574	New Jersey Resources Corporation	25,038
168	Northwest Natural Holding Company	8,738
308	NorthWestern Corporation	18,628
308	ONE Gas, Inc.	25,592
266	Ormat Technologies, Inc.	18,978
238	Otter Tail Corporation	14,723
518	PNM Resources, Inc.	23,398
532	Portland General Electric Company	27,009
112	Pure Cycle Corporation (a)	1,327
154	SJW Group	10,044
602	South Jersey Industries, Inc.	20,426
364	Southwest Gas Holdings, Inc.	25,822
308	Spire, Inc.	20,670
518	Sunnova Energy International, Inc. (a)	10,438
84	Unitil Corporation	4,241
70	Via Renewables, Inc.	781
70	York Water Company	3,141
		456,306
	TOTAL COMMON STOCKS (Cost $17,009,146)	15,966,409

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (b) — 1.1%
76	Russell 2000 Index Put, Expiration: 03/18/2022, Exercise Price: $1,930.00	15,565,474	$183,160
	TOTAL PURCHASED OPTIONS (Cost $280,901)		183,160

Shares
	SHORT-TERM INVESTMENTS — 5.1%
	Money Market Funds — 5.1%
839,984	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)		839,984
	TOTAL SHORT-TERM INVESTMENTS (Cost $839,984)		839,984

	Total Investments (Cost $18,130,031) — 102.6%		16,989,553
	Liabilities in Excess of Other Assets — (2.6)%		(423,511)
	TOTAL NET ASSETS — 100.0%		$16,566,042

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange traded.
(c)	Rate shown is the annualized seven-day yield as of February 28, 2022.
(d)	All Common Stocks in this Schedule of Investments are held as collateral for the Written Option.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Written Options

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (2.6)%
(76)	Russell 2000 Index Call, Expiration: 03/18/2022, Exercise Price: $2,050.00	$(15,565,474)	$(427,880)
	TOTAL WRITTEN OPTIONS (Premiums Received $423,719)		$(427,880)

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 97.4% (e)
	Communication Services — 9.3%
480	Activision Blizzard, Inc.	$39,120
180	Alphabet, Inc. - Class A (a)	486,206
160	Alphabet, Inc. - Class C (a)	431,651
4,520	AT&T, Inc.	107,079
80	Charter Communications, Inc. - Class A (a)	48,142
2,920	Comcast Corporation - Class A	136,539
100	Discovery, Inc. - Class A (a)	2,805
180	Discovery, Inc. - Class C (a)	5,035
140	DISH Network Corporation - Class A	4,474
160	Electronic Arts, Inc.	20,814
200	Fox Corporation - Class A	8,366
80	Fox Corporation - Class B	3,061
240	Interpublic Group of Companies, Inc.	8,832
80	Live Nation Entertainment, Inc. (a)	9,666
560	Lumen Technologies, Inc.	5,802
180	Match Group, Inc. (a)	20,068
1,480	Meta Platforms, Inc. - Class A (a)	312,324
280	Netflix, Inc. (a)	110,466
240	News Corporation - Class A	5,357
60	News Corporation - Class B	1,346
120	Omnicom Group, Inc.	10,067
380	Paramount Global - Class B	11,632
60	Take-Two Interactive Software, Inc. (a)	9,720
360	T-Mobile US, Inc.	44,356
480	Twitter, Inc. (a)	17,064
2,600	Verizon Communications, Inc.	139,541
1,140	Walt Disney Company (a)	169,244
		2,168,777
	Consumer Discretionary — 11.9%
20	Advance Auto Parts, Inc.	4,090
260	Amazon.com, Inc. (a)	798,528
160	Aptiv plc (a)	20,711
20	AutoZone, Inc. (a)	37,268
160	Bath & Body Works, Inc.	8,539
140	Best Buy Company, Inc.	13,530
20	Booking Holdings, Inc. (a)	43,445
140	BorgWarner, Inc.	5,741
120	Caesars Entertainment, Inc. (a)	10,103
100	CarMax, Inc. (a)	10,933
500	Carnival Corporation (a)	10,165
20	Chipotle Mexican Grill, Inc. (a)	30,467
200	D.R. Horton, Inc.	17,080
80	Darden Restaurants, Inc.	11,618
140	Dollar General Corporation	27,768
140	Dollar Tree, Inc. (a)	19,891
20	Domino’s Pizza, Inc.	8,644
380	eBay, Inc.	20,744
80	Etsy, Inc. (a)	12,391
80	Expedia Group, Inc. (a)	15,689
2,480	Ford Motor Company	43,549
80	Garmin, Ltd.	8,835
920	General Motors Company (a)	42,982
80	Genuine Parts Company	9,772
80	Hasbro, Inc.	7,764
160	Hilton Worldwide Holdings, Inc. (a)	23,818
660	Home Depot, Inc.	208,447
200	Las Vegas Sands Corporation (a)	8,572
160	Lennar Corporation - Class A	14,381
160	LKQ Corporation	7,512
420	Lowe’s Companies, Inc.	92,845
160	Marriott International, Inc. - Class A (a)	27,222
460	McDonald’s Corporation	112,593
240	MGM Resorts International	10,630
20	Mohawk Industries, Inc. (a)	2,816
220	Newell Brands, Inc.	5,225
800	NIKE, Inc. - Class B	109,239
220	Norwegian Cruise Line Holdings, Ltd. (a)	4,288
20	NVR, Inc. (a)	99,169
40	O’Reilly Automotive, Inc. (a)	25,970
100	Penn National Gaming, Inc. (a)	5,135
20	Pool Corporation	9,172
140	PulteGroup, Inc.	6,952
40	PVH Corporation	3,916
20	Ralph Lauren Corporation	2,641
220	Ross Stores, Inc.	20,106
140	Royal Caribbean Cruises, Ltd. (a)	11,301
740	Starbucks Corporation	67,925
160	Tapestry, Inc.	6,544
300	Target Corporation	59,931
520	Tesla, Inc. (a)	452,624
740	TJX Companies, Inc.	48,914
60	Tractor Supply Company	12,227
20	Ulta Beauty, Inc.	7,490
120	Under Armour, Inc. - Class A (a)	2,147
120	Under Armour, Inc. - Class C (a)	1,876

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.4% (e) (Continued)
	Consumer Discretionary — 11.9% (Continued)
200	V.F. Corporation	$11,604
20	Whirlpool Corporation	4,025
60	Wynn Resorts, Ltd. (a)	5,191
180	Yum! Brands, Inc.	22,064
		2,754,759
	Consumer Staples — 6.1%
1,140	Altria Group, Inc.	58,471
340	Archer-Daniels-Midland Company	26,673
100	Brown-Forman Corporation - Class B	6,523
120	Campbell Soup Company	5,396
140	Church & Dwight Company, Inc.	13,699
60	Clorox Company	8,747
2,440	Coca-Cola Company	151,867
520	Colgate-Palmolive Company	40,014
280	Conagra Brands, Inc.	9,792
100	Constellation Brands, Inc. - Class A	21,562
260	Costco Wholesale Corporation	135,004
140	Estee Lauder Companies, Inc. - Class A	41,486
380	General Mills, Inc.	25,623
80	Hershey Company	16,181
160	Hormel Foods Corporation	7,622
60	J.M. Smucker Company	8,085
160	Kellogg Company	10,230
200	Kimberly-Clark Corporation	26,030
440	Kraft Heinz Company	17,257
400	Kroger Company	18,720
80	Lamb Weston Holdings, Inc.	5,314
140	McCormick & Company, Inc.	13,324
100	Molson Coors Beverage Company - Class B	5,218
860	Mondelez International, Inc. - Class A	56,314
220	Monster Beverage Corporation (a)	18,568
860	PepsiCo, Inc.	140,816
980	Philip Morris International, Inc.	99,048
1,500	Procter & Gamble Company	233,835
320	Sysco Corporation	27,872
180	Tyson Foods, Inc. - Class A	16,679
440	Walgreens Boots Alliance, Inc.	20,280
880	Walmart, Inc.	118,941
		1,405,191

	Energy — 3.7%
220	APA Corporation	7,839
540	Baker Hughes Company	15,865
1,200	Chevron Corporation	172,800
840	ConocoPhillips	79,682
500	Coterra Energy, Inc.	11,665
400	Devon Energy Corporation	23,820
100	Diamondback Energy, Inc.	13,810
360	EOG Resources, Inc.	41,371
2,640	Exxon Mobil Corporation	207,029
560	Halliburton Company	18,777
160	Hess Corporation	16,170
1,240	Kinder Morgan, Inc.	21,576
480	Marathon Oil Corporation	10,829
380	Marathon Petroleum Corporation	29,591
560	Occidental Petroleum Corporation	24,489
280	ONEOK, Inc.	18,284
260	Phillips 66	21,902
140	Pioneer Natural Resources Company	33,544
880	Schlumberger, Ltd.	34,531
240	Valero Energy Corporation	20,042
780	Williams Companies, Inc.	24,398
		848,014
	Financials — 11.1%
360	Aflac, Inc.	21,992
180	Allstate Corporation	22,025
380	American Express Company	73,925
520	American International Group, Inc.	31,845
60	Ameriprise Financial, Inc.	17,987
140	Aon plc - Class A	40,900
120	Arthur J. Gallagher & Company	18,983
20	Assurant, Inc.	3,394
4,480	Bank of America Corporation	198,016
460	Bank of New York Mellon Corporation	24,449
1,140	Berkshire Hathaway, Inc. - Class B (a)	366,453
80	BlackRock, Inc.	59,511
140	Brown & Brown, Inc.	9,465
260	Capital One Financial Corporation	39,850
60	Cboe Global Markets, Inc.	7,037
940	Charles Schwab Corporation	79,392
260	Chubb, Ltd.	52,947
80	Cincinnati Financial Corporation	9,823

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.4% (e) (Continued)
	Financials — 11.1% (Continued)
1,240	Citigroup, Inc.	$73,445
260	Citizens Financial Group, Inc.	13,629
220	CME Group, Inc.	52,037
80	Comerica, Inc.	7,639
180	Discover Financial Services	22,219
20	Everest Re Group, Ltd.	5,964
20	FactSet Research Systems, Inc.	8,122
420	Fifth Third Bancorp	20,093
100	First Republic Bank/CA	17,326
160	Franklin Resources, Inc.	4,757
40	Globe Life, Inc.	4,038
200	Goldman Sachs Group, Inc.	68,258
200	Hartford Financial Services Group, Inc.	13,896
900	Huntington Bancshares, Inc.	13,968
340	Intercontinental Exchange, Inc.	43,561
200	Invesco, Ltd.	4,248
1,840	JPMorgan Chase & Company	260,912
580	KeyCorporation	14,541
100	Lincoln National Corporation	6,742
120	Loews Corporation	7,361
80	M&T Bank Corporation	14,578
20	MarketAxess Holdings, Inc.	7,629
320	Marsh & McLennan Companies, Inc.	49,731
440	MetLife, Inc.	29,722
100	Moody’s Corporation	32,203
900	Morgan Stanley	81,665
40	MSCI, Inc.	20,068
60	Nasdaq, Inc.	10,269
120	Northern Trust Corporation	13,668
260	People’s United Financial, Inc.	5,481
260	PNC Financial Services Group, Inc.	51,805
140	Principal Financial Group, Inc.	9,890
360	Progressive Corporation	38,135
220	Prudential Financial, Inc.	24,565
100	Raymond James Financial, Inc.	10,965
600	Regions Financial Corporation	14,514
208	S&P Global, Inc.	78,188
20	Signature Bank	6,898
220	State Street Corporation	18,773
20	SVB Financial Group (a)	12,120
320	Synchrony Financial	13,690
140	T Rowe Price Group, Inc.	20,238
140	Travelers Companies, Inc.	24,056
840	Truist Financial Corporation	52,265
840	U.S. Bancorp	47,494
80	W.R. Berkley Corporation	7,224
2,480	Wells Fargo & Company	132,358
60	Willis Towers Watson plc	13,338
80	Zions Bancorporation	5,671
		2,587,951
	Health Care — 12.8%
1,100	Abbott Laboratories	132,681
1,080	AbbVie, Inc.	159,591
20	ABIOMED, Inc. (a)	6,215
180	Agilent Technologies, Inc.	23,465
40	Align Technology, Inc. (a)	20,458
80	AmerisourceBergen Corporation	11,402
340	Amgen, Inc.	77,003
140	Anthem, Inc.	63,259
300	Baxter International, Inc.	25,491
180	Becton Dickinson and Company	48,830
80	Biogen, Inc. (a)	16,881
40	Bio-Rad Laboratories, Inc. - Class A (a)	25,038
20	Bio-Techne Corporation	8,388
900	Boston Scientific Corporation (a)	39,753
1,380	Bristol-Myers Squibb Company	94,765
160	Cardinal Health, Inc.	8,642
100	Catalent, Inc. (a)	10,204
360	Centene Corporation (a)	29,743
180	Cerner Corporation	16,785
20	Charles River Laboratories International, Inc. (a)	5,823
200	Cigna Corporation	47,556
20	Cooper Companies, Inc.	8,180
780	CVS Health Corporation	80,847
380	Danaher Corporation	104,276
40	DaVita, Inc. (a)	4,511
120	DENTSPLY SIRONA, Inc.	6,497
60	DexCom, Inc. (a)	24,835
380	Edwards Lifesciences Corporation (a)	42,701
500	Eli Lilly & Company	124,975
780	Gilead Sciences, Inc.	47,112
140	HCA Healthcare, Inc.	35,043
80	Henry Schein, Inc. (a)	6,910
160	Hologic, Inc. (a)	11,387
60	Humana, Inc.	26,059
40	IDEXX Laboratories, Inc. (a)	21,294
80	Illumina, Inc. (a)	26,128
100	Incyte Corporation (a)	6,830

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.4% (e) (Continued)
	Health Care — 12.8% (Continued)
220	Intuitive Surgical, Inc. (a)	$63,873
120	IQVIA Holdings, Inc. (a)	27,614
1,620	Johnson & Johnson	266,604
60	Laboratory Corporation of America Holdings (a)	16,276
80	McKesson Corporation	21,997
840	Medtronic plc	88,192
1,580	Merck & Company, Inc.	120,996
20	Mettler-Toledo International, Inc. (a)	28,175
220	Moderna, Inc. (a)	33,792
160	Organon & Company	5,973
80	PerkinElmer, Inc.	14,369
3,460	Pfizer, Inc.	162,413
60	Quest Diagnostics, Inc.	7,876
60	Regeneron Pharmaceuticals, Inc. (a)	37,102
80	ResMed, Inc.	19,740
60	STERIS plc	14,400
200	Stryker Corporation	52,670
20	Teleflex, Inc.	6,726
240	Thermo Fisher Scientific, Inc.	130,560
580	UnitedHealth Group, Inc.	276,005
40	Universal Health Services, Inc. - Class B	5,757
140	Vertex Pharmaceuticals, Inc. (a)	32,203
740	Viatris, Inc.	8,147
20	Waters Corporation (a)	6,335
40	West Pharmaceutical Services, Inc.	15,483
120	Zimmer Biomet Holdings, Inc.	15,263
280	Zoetis, Inc.	54,222
		2,982,321
	Industrials — 7.4%
360	3M Company	53,514
80	A.O. Smith Corporation	5,486
60	Alaska Air Group, Inc. (a)	3,368
40	Allegion plc	4,581
400	American Airlines Group, Inc. (a)	6,900
140	AMETEK, Inc.	18,171
340	Boeing Company (a)	69,816
80	C.H. Robinson Worldwide, Inc.	7,734
540	Carrier Global Corporation	24,235
320	Caterpillar, Inc.	60,026
40	Cintas Corporation	15,013
120	Copart, Inc. (a)	14,746
1,380	CSX Corporation	46,796
80	Cummins, Inc.	16,330
160	Deere & Company	57,603
400	Delta Air Lines, Inc. (a)	15,968
80	Dover Corporation	12,549
240	Eaton Corporation plc	37,029
360	Emerson Electric Company	33,451
60	Equifax, Inc.	13,100
100	Expeditors International of Washington, Inc.	10,336
340	Fastenal Company	17,496
140	FedEx Corporation	31,118
220	Fortive Corporation	14,245
80	Fortune Brands Home & Security, Inc.	6,952
40	Generac Holdings, Inc.	12,619
140	General Dynamics Corporation	32,823
680	General Electric Company	64,947
420	Honeywell International, Inc.	79,695
240	Howmet Aerospace, Inc.	8,621
20	Huntington Ingalls Industries, Inc.	4,088
40	IDEX Corporation	7,676
160	Illinois Tool Works, Inc.	34,614
240	Ingersoll Rand, Inc.	12,125
80	Jacobs Engineering Group, Inc.	9,840
40	JB Hunt Transport Services, Inc.	8,117
440	Johnson Controls International plc	28,583
120	L3Harris Technologies, Inc.	30,277
80	Leidos Holdings, Inc.	8,147
140	Lockheed Martin Corporation	60,732
140	Masco Corporation	7,846
220	Nielsen Holdings plc	3,832
33	Nordson Corporation	7,474
140	Norfolk Southern Corporation	35,913
80	Northrop Grumman Corporation	35,371
40	Old Dominion Freight Line, Inc.	12,561
260	Otis Worldwide Corporation	20,366
200	PACCAR, Inc.	18,362
80	Parker-Hannifin Corporation	23,711
100	Pentair plc	5,791
80	Quanta Services, Inc.	8,715
940	Raytheon Technologies Corporation	96,538
120	Republic Services, Inc.	14,434
60	Robert Half International, Inc.	7,217
60	Rockwell Automation, Inc.	15,995
140	Rollins, Inc.	4,568

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.4% (e) (Continued)
	Industrials — 7.4% (Continued)
60	Roper Technologies, Inc.	$26,893
20	Snap-on, Inc.	4,204
380	Southwest Airlines Company (a)	16,644
100	Stanley Black & Decker, Inc.	16,270
120	Textron, Inc.	8,776
140	Trane Technologies plc	21,550
20	TransDigm Group, Inc.	13,332
400	Union Pacific Corporation	98,380
200	United Airlines Holdings, Inc. (a)	8,880
440	United Parcel Service, Inc. - Class B	92,585
40	United Rentals, Inc. (a)	12,865
100	Verisk Analytics, Inc.	17,735
20	W.W. Grainger, Inc.	9,541
240	Waste Management, Inc.	34,655
100	Westinghouse Air Brake Technologies Corporation	9,282
100	Xylem, Inc.	8,895
		1,718,648
	Information Technology — 27.7% (b)
380	Accenture plc - Class A	120,088
300	Adobe, Inc. (a)	140,304
1,055	Advanced Micro Devices, Inc. (a)	130,118
100	Akamai Technologies, Inc. (a)	10,826
360	Amphenol Corporation - Class A	27,364
340	Analog Devices, Inc.	54,499
40	ANSYS, Inc. (a)	12,968
9,760	Apple, Inc.	1,611,572
580	Applied Materials, Inc.	77,836
120	Arista Networks, Inc. (a)	14,728
140	Autodesk, Inc. (a)	30,832
260	Automatic Data Processing, Inc.	53,154
240	Broadcom, Inc.	140,986
60	Broadridge Financial Solutions, Inc.	8,773
160	Cadence Design Systems, Inc. (a)	24,229
80	CDW Corporation	13,797
80	Ceridian HCM Holding, Inc. (a)	5,833
2,620	Cisco Systems, Inc.	146,117
60	Citrix Systems, Inc.	6,150
320	Cognizant Technology Solutions Corporation - Class A	27,562
480	Corning, Inc.	19,392
160	DXC Technology Company (a)	5,445
80	Enphase Energy, Inc. (a)	13,336
20	EPAM Systems, Inc. (a)	4,155
20	F5, Inc. (a)	4,017
380	Fidelity National Information Services, Inc.	36,187
360	Fiserv, Inc. (a)	35,161
40	FleetCor Technologies, Inc. (a)	9,368
80	Fortinet, Inc. (a)	27,562
40	Gartner, Inc.	11,217
180	Global Payments, Inc.	24,008
820	Hewlett Packard Enterprise Company	13,054
720	HP, Inc.	24,739
2,600	Intel Corporation	124,020
560	International Business Machines Corporation	68,606
160	Intuit, Inc.	75,899
20	IPG Photonics Corporation	2,607
40	Jack Henry & Associates, Inc.	7,072
200	Juniper Networks, Inc.	6,758
100	Keysight Technologies, Inc. (a)	15,737
80	KLA Corporation	27,880
80	Lam Research Corporation	44,908
540	Mastercard, Inc. - Class A	194,843
340	Microchip Technology, Inc.	23,912
700	Micron Technology, Inc.	62,202
4,720	Microsoft Corporation	1,410,288
20	Monolithic Power Systems, Inc.	9,174
100	Motorola Solutions, Inc.	22,043
140	NetApp, Inc.	10,973
360	NortonLifeLock, Inc.	10,433
1,620	NVIDIA Corporation	395,037
160	NXP Semiconductors NV	30,419
1,000	Oracle Corporation	75,970
200	Paychex, Inc.	23,812
20	Paycom Software, Inc. (a)	6,784
740	PayPal Holdings, Inc. (a)	82,828
60	PTC, Inc. (a)	6,677
60	Qorvo, Inc. (a)	8,207
700	QUALCOMM, Inc.	120,393
600	salesforce.com, Inc. (a)	126,318
120	Seagate Technology Holdings plc	12,379
120	ServiceNow, Inc. (a)	69,590
100	Skyworks Solutions, Inc.	13,817
20	SolarEdge Technologies, Inc. (a)	6,388
80	Synopsys, Inc. (a)	24,991
200	TE Connectivity Ltd.	28,485
20	Teledyne Technologies, Inc. (a)	8,588

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.4% (e) (Continued)
	Information Technology — 27.7% (b) (Continued)
100	Teradyne, Inc.	$11,792
580	Texas Instruments, Inc.	98,594
160	Trimble, Inc. (a)	11,160
20	Tyler Technologies, Inc. (a)	8,565
60	VeriSign, Inc.	12,823
1,040	Visa, Inc. - Class A	224,764
200	Western Digital Corporation (a)	10,188
20	Zebra Technologies Corporation - Class A (a)	8,267
		6,429,568
	Materials — 2.4%
140	Air Products and Chemicals, Inc.	33,082
60	Albemarle Corporation	11,753
960	Amcor plc	11,165
40	Avery Dennison Corporation	7,048
200	Ball Corporation	17,949
60	Celanese Corporation	8,357
120	CF Industries Holdings, Inc.	9,743
440	Corteva, Inc.	22,893
460	Dow, Inc.	27,122
320	DuPont de Nemours, Inc.	24,758
80	Eastman Chemical Company	9,478
140	Ecolab, Inc.	24,676
80	FMC Corporation	9,380
920	Freeport-McMoRan, Inc.	43,194
160	International Flavors & Fragrances, Inc.	21,280
240	International Paper Company	10,447
320	Linde plc	93,837
160	LyondellBasell Industries NV - Class A	15,557
20	Martin Marietta Materials, Inc.	7,588
220	Mosaic Company	11,535
500	Newmont Corporation	33,100
160	Nucor Corporation	21,059
60	Packaging Corporation of America	8,831
140	PPG Industries, Inc.	18,683
80	Sealed Air Corporation	5,370
140	Sherwin-Williams Company	36,838
80	Vulcan Materials Company	14,516
160	Westrock Company	7,243
		566,482
	Real Estate — 2.5%
80	Alexandria Real Estate Equities, Inc.	15,152
280	American Tower Corporation	63,524
80	AvalonBay Communities, Inc.	19,087
80	Boston Properties, Inc.	9,785
200	CBRE Group, Inc. - Class A (a)	19,370
260	Crown Castle International Corporation	43,313
180	Digital Realty Trust, Inc.	24,286
240	Duke Realty Corporation	12,720
40	Equinix, Inc.	28,389
200	Equity Residential	17,060
40	Essex Property Trust, Inc.	12,687
80	Extra Space Storage, Inc.	15,052
40	Federal Realty Investment Trust	4,703
340	Healthpeak Properties, Inc.	10,560
440	Host Hotels & Resorts, Inc.	8,039
180	Iron Mountain, Inc.	8,852
380	Kimco Realty Corporation	8,941
60	Mid-America Apartment Communities, Inc.	12,277
460	Prologis, Inc.	67,092
80	Public Storage	28,402
360	Realty Income Corporation	23,792
80	Regency Centers Corporation	5,271
60	SBA Communications Corporation	18,203
200	Simon Property Group, Inc.	27,512
180	UDR, Inc.	9,877
240	Ventas, Inc.	12,960
100	Vornado Realty Trust	4,328
260	Welltower, Inc.	21,655
460	Weyerhaeuser Company	17,885
		570,774
	Utilities — 2.5%
420	AES Corporation	8,917
140	Alliant Energy Corporation	8,176
160	Ameren Corporation	13,752
300	American Electric Power Company, Inc.	27,195
100	American Water Works Company, Inc.	15,109
80	Atmos Energy Corporation	8,785
380	CenterPoint Energy, Inc.	10,393
180	CMS Energy Corporation	11,522
220	Consolidated Edison, Inc.	18,869
197	Constellation Energy Corporation	9,058
500	Dominion Energy, Inc.	39,766
120	DTE Energy Company	14,591
480	Duke Energy Corporation	48,197

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2022 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.4% (e) (Continued)
	Utilities — 2.5% (Continued)
220	Edison International	$13,952
120	Entergy Corporation	12,625
140	Evergy, Inc.	8,737
200	Eversource Energy	16,360
600	Exelon Corporation	25,536
340	FirstEnergy Corporation	14,229
1,220	NextEra Energy, Inc.	95,488
240	NiSource, Inc.	6,943
140	NRG Energy, Inc.	5,298
60	Pinnacle West Capital Corporation	4,250
480	PPL Corporation	12,562
300	Public Service Enterprise Group, Inc.	19,449
200	Sempra Energy	28,844
660	Southern Company	42,748
180	WEC Energy Group, Inc.	16,358
320	Xcel Energy, Inc.	21,546
		579,255
	TOTAL COMMON STOCKS (Cost $23,930,565)	22,611,740

Contracts		Notional Amount
	PURCHASED OPTIONS (c) — 1.0%
51	S&P 500 Index Put, Expiration: 03/18/2022, Exercise Price: $4,165.00	$22,307,094	232,815
	TOTAL PURCHASED OPTIONS (Cost $287,396)		232,815

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 3.0%
	Money Market Funds — 3.0%
697,809	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (d)	$697,809
	TOTAL SHORT-TERM INVESTMENTS (Cost $697,809)	697,809

	Total Investments (Cost $24,915,770) — 101.4%	23,542,364
	Liabilities in Excess of Other Assets — (1.4)%	(318,640)
	TOTAL NET ASSETS — 100.0%	$23,223,724

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(c)	Exchange traded.
(d)	Rate shown is the annualized seven-day yield as of February 28, 2022.
(e)	All Common Stocks in this Schedule of Investments are held as collateral for the Written Option.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Written Options

February 28, 2022 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (1.4)%
(51)	S&P 500 Index Call, Expiration: 03/18/2022, Exercise Price: $4,430.00	$(22,307,094)	$(335,835)
	TOTAL WRITTEN OPTIONS (Premiums Received $445,955)		$(335,835)

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Nationwide Risk-Based U.S. Equity ETF	Nationwide Risk-Based International Equity ETF	Nationwide Maximum Diversification U.S. Core Equity ETF	Nationwide Nasdaq-100® Risk-Managed Income ETF
ASSETS
Investments in securities, at value * + (Note 2)	$149,986,078	$123,016,305	$132,340,228	$880,216,798
Dividends and interest receivable	196,698	185,680	131,801	636,609
Securities lending income receivable	1,896	165	4,021	—
Reclaims receivable	828	351,234	—	—
Receivable for securities sold	—	—	—	—
Receivable for capital shares sold	—	—	—	—
Total assets	150,185,500	123,553,384	132,476,050	880,853,407

LIABILITIES
Written options, at value (premiums received, $0, $0, $0, $22,826,120)	—	—	—	19,021,280
Collateral received for securities loaned (Note 4)	32,901,733	1,904,391	31,137,816	—
Management fees payable	27,374	39,729	26,541	463,845
Payable for securities purchased	—	—	—	—
Foreign currency due to custodian, at value*	—	497	—	—
Total liabilities	32,929,107	1,944,617	31,164,357	19,485,125

NET ASSETS	$117,256,393	$121,608,767	$101,311,693	$861,368,282

Net Assets Consist of:
Paid-in capital	$111,849,483	$135,438,709	$86,440,951	$960,959,019
Total distributable earnings (accumulated deficit)	5,406,910	(13,829,942)	14,870,742	(99,590,737)
Net assets	$117,256,393	$121,608,767	$101,311,693	$861,368,282

Net Asset Value:
Net assets	$117,256,393	$121,608,767	$101,311,693	$861,368,282
Shares outstanding ^	3,075,000	4,700,000	2,750,000	35,050,000
Net asset value, offering and redemption price per share	$38.13	$25.87	$36.84	$24.58
* Identified cost:
Investments in securities	$141,813,160	$120,746,088	$120,669,921	$883,532,717
Foreign currency	—	(1,007)	—	—
+ Includes loaned securities with a value of	$32,359,283	$2,329,218	$30,795,820	$—

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (Continued)

February 28, 2022 (Unaudited)

	Nationwide Dow Jones® Risk-Managed Income ETF	Nationwide Russell 2000® Risk-Managed Income ETF	Nationwide S&P 500® Risk-Managed Income ETF
ASSETS
Investments in securities, at value * + (Note 2)	$28,309,547	$16,989,553	$23,542,364
Dividends and interest receivable	64,735	8,617	28,871
Securities lending income receivable	—	—	—
Reclaims receivable	—	21	—
Receivable for securities sold	8,205	4,405	—
Receivable for capital shares sold	1,172,920	—	—
Total assets	29,555,407	17,002,596	23,571,235

LIABILITIES
Written options, at value (premiums received, $447,864, $423,719, $445,955)	217,948	427,880	335,835
Collateral received for securities loaned (Note 4)	—	—	—
Management fees payable	14,165	8,674	11,676
Payable for securities purchased	1,174,319	—	—
Foreign currency due to custodian, at value*	—	—	—
Total liabilities	1,406,432	436,554	347,511

NET ASSETS	$28,148,975	$16,566,042	$23,223,724

Net Assets Consist of:
Paid-in capital	$29,627,485	17,551,575	$24,756,905
Total distributable earnings (accumulated deficit)	(1,478,510)	(985,533)	(1,533,181)
Net assets	$28,148,975	$16,566,042	$23,223,724

Net Asset Value:
Net assets	$28,148,975	$16,566,042	$23,223,724
Shares outstanding ^	1,200,000	700,000	1,000,000
Net asset value, offering and redemption price per share	$23.46	$23.67	$23.22
* Identified cost:
Investments in securities	$29,637,452	$18,130,031	$24,915,770
Foreign currency	—	$—	—
+ Includes loaned securities with a value of	$—	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Six-Months/Period Ended February 28, 2022 (Unaudited)

	Nationwide Risk-Based U.S. Equity ETF	Nationwide Risk-Based International Equity ETF	Nationwide Maximum Diversification U.S. Core Equity ETF	Nationwide Nasdaq-100® Risk-Managed Income ETF
INCOME
Dividends*	$1,087,171	$927,739	$786,397	$2,808,219
Non-cash dividends	—	509,964	—	—
Interest	35	37	30	482
Securities lending income, net (Note 4)	11,181	20,564	16,437	—
Total investment income	1,098,387	1,458,304	802,864	2,808,701

EXPENSES
Management fees	187,362	269,675	188,423	2,694,441
Total expenses	187,362	269,675	188,423	2,694,441
Net investment income (loss)	911,025	1,188,629	614,441	114,260

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,887,319	(1,526,411)	5,956,918	(8,490,477)
Written options	—	—	—	1,495,113
Foreign currency transactions	—	20,375	2	—
Change in unrealized appreciation (depreciation) on:
Investments	(7,575,916)	(11,514,644)	(19,619,185)	(97,256,262)
Written options	—	—	—	3,804,840
Foreign currency translation	—	(10,759)	—	—
Net realized and unrealized gain (loss) on investments	(5,688,597)	(13,031,439)	(13,662,265)	(100,446,786)
Net increase (decrease) in net assets resulting from operations	$(4,777,572)	$(11,842,810)	$(13,047,824)	$(100,332,526)

* Net of foreign withholding taxes	$—	$173,625	$—	$3,594

The accompanying notes are an integral part of these financial statements.

Statements of Operations (Continued)

For the Six-Months/Period Ended February 28, 2022 (Unaudited)

	Nationwide Dow Jones® Risk-Managed Income ETF(1)	Nationwide Russell 2000® Risk-Managed Income ETF(1)	Nationwide S&P 500® Risk-Managed Income ETF(1)
INCOME
Dividends*	$82,984	$32,269	$54,232
Non-cash dividends	—	—	—
Interest	7	39	32
Securities lending income, net (Note 4)	—	—	—
Total investment income	82,991	32,308	54,264

EXPENSES
Management fees	29,514	21,809	25,679
Total expenses	29,514	21,809	25,679
Net investment income (loss)	53,477	10,499	28,585

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(368,296)	(418,591)	(305,295)
Written options	331,291	847,631	339,099
Foreign currency transactions	—	—	—
Change in unrealized appreciation (depreciation) on:
Investments	(1,327,905)	(1,140,478)	(1,373,406)
Written options	229,916	(4,161)	110,120
Foreign currency translation	—	—	—
Net realized and unrealized gain (loss) on investments	(1,134,994)	(715,599)	(1,229,482)
Net increase (decrease) in net assets resulting from operations	$(1,081,517)	$(705,100)	$(1,200,897)

* Net of foreign withholding taxes	$—	$—	$—

(1)	The Fund commenced operations on December 16, 2021. The information presented is for the period from December 16, 2021 to February 28, 2022.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Nationwide Risk-Based U.S. Equity ETF

	Six-Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
OPERATIONS
Net investment income (loss)	$911,025	$1,328,834
Net realized gain (loss) on investments and foreign currency	1,887,319	28,869,105
Change in unrealized appreciation (depreciation) on investments and foreign currency	(7,575,916)	(3,944,816)
Net increase (decrease) in net assets resulting from operations	(4,777,572)	26,253,123

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,556,646)	(1,476,799)
Total distributions to shareholders	(1,556,646)	(1,476,799)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	78,243,633
Payments for shares redeemed	(5,996,160)	(81,181,680)
Net increase (decrease) in net assets derived from capital share transactions (a)	(5,996,160)	(2,938,047)
Net increase (decrease) in net assets	$(12,330,378)	$21,838,277

NET ASSETS
Beginning of period/year	$129,586,771	$107,748,494
End of period/year	$117,256,393	$129,586,771

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	—	2,075,000
Shares redeemed	(150,000)	(2,175,000)
Net increase (decrease)	(150,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Risk-Based International Equity ETF

	Six-Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
OPERATIONS
Net investment income (loss)	$1,188,629	$2,512,391
Net realized gain (loss) on investments and foreign currency	(1,506,036)	13,911,752
Change in unrealized appreciation (depreciation) on investments and foreign currency	(11,525,403)	2,789,074
Net increase (decrease) in net assets resulting from operations	(11,842,810)	19,213,217

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,480,771)	(2,149,338)
Total distributions to shareholders	(3,480,771)	(2,149,338)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,121,555	46,707,375
Payments for shares redeemed	—	(41,140,420)
Transaction fees (Note 8)	53	1,865
Net increase (decrease) in net assets derived from capital share transactions (a)	2,121,608	5,568,820
Net increase (decrease) in net assets	$(13,201,973)	$22,632,699

NET ASSETS
Beginning of period/year	$134,810,740	$112,178,041
End of period/year	$121,608,767	$134,810,740

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	75,000	1,625,000
Shares redeemed	—	(1,450,000)
Net increase (decrease)	75,000	175,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Maximum Diversification U.S. Core Equity ETF

	Six-Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
OPERATIONS
Net investment income (loss)	$614,441	$1,152,266
Net realized gain (loss) on investments and foreign currency	5,956,920	12,985,252
Change in unrealized appreciation (depreciation) on investments and foreign currency	(19,619,185)	11,683,009
Net increase (decrease) in net assets resulting from operations	(13,047,824)	25,820,527

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,182,986)	(1,901,945)
Total distributions to shareholders	(1,182,986)	(1,901,945)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,173,585	16,434,355
Payments for shares redeemed	(13,499,563)	(20,102,342)
Net increase (decrease) in net assets derived from capital share transactions (a)	(5,325,978)	(3,667,987)
Net increase (decrease) in net assets	$(19,556,788)	$20,250,595

NET ASSETS
Beginning of period/year	$120,868,481	$100,617,886
End of period/year	$101,311,693	$120,868,481

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	200,000	450,000
Shares redeemed	(325,000)	(550,000)
Net increase (decrease)	(125,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Nasdaq-100® Risk-Managed Income ETF

	Six-Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
OPERATIONS
Net investment income (loss)	$114,260	$189,278
Net realized gain (loss) on investments and written options	(6,995,364)	(36,835,528)
Change in unrealized appreciation (depreciation) on investments and written options	(93,451,422)	70,848,932
Net increase (decrease) in net assets resulting from operations	(100,332,526)	34,202,682

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(31,667,276)	(189,278)
Tax return of capital to shareholders	—	(20,717,538)
Total distributions to shareholders	(31,667,276)	(20,906,816)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	469,749,475	468,649,890
Payments for shares redeemed	(58,681,855)	(27,653,610)
Net increase (decrease) in net assets derived from capital share transactions (a)	411,067,620	440,996,280
Net increase (decrease) in net assets	$279,067,818	$454,292,146

NET ASSETS
Beginning of period/year	$582,300,464	$128,008,318
End of period/year	$861,368,282	$582,300,464

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	16,900,000	16,850,000
Shares redeemed	(2,200,000)	(1,050,000)
Net increase (decrease)	14,700,000	15,800,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Dow Jones® Risk-Managed Income ETF

Period Ended February 28, 2022 (1) (Unaudited)
OPERATIONS
Net investment income (loss)	$53,477
Net realized gain (loss) on investments and written options	(37,005)
Change in unrealized appreciation (depreciation) on investments and written options	(1,097,989)
Net increase (decrease) in net assets resulting from operations	(1,081,517)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(396,993)
Total distributions to shareholders	(396,993)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	29,627,485
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (a)	29,627,485
Net increase (decrease) in net assets	$28,148,975

NET ASSETS
Beginning of period	$—
End of period	$28,148,975

(a)	A summary of capital share transactions is as follows:
Shares
Shares sold	1,200,000
Shares redeemed	—
Net increase (decrease)	1,200,000

(1)	Inception date of December 16, 2021. The information shown is for the period from December 16, 2021 to February 28, 2022.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Russell 2000® Risk-Managed Income ETF

Period Ended February 28, 2022 (1) (Unaudited)
OPERATIONS
Net investment income (loss)	$10,499
Net realized gain (loss) on investments	429,040
Change in unrealized appreciation (depreciation) on investments and written options	(1,144,639)
Net increase (decrease) in net assets resulting from operations	(705,100)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(280,433)
Total distributions to shareholders	(280,433)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,551,575
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (a)	17,551,575
Net increase (decrease) in net assets	$16,566,042

NET ASSETS
Beginning of period	$—
End of period	$16,566,042

(a)	A summary of capital share transactions is as follows:
Shares
Shares sold	700,000
Shares redeemed	—
Net increase (decrease)	700,000

(1)	Inception date of December 16, 2021. The information shown is for the period from December 16, 2021 to February 28, 2022.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide S&P 500® Risk-Managed Income ETF

Period Ended February 28, 2022 (1) (Unaudited)
OPERATIONS
Net investment income (loss)	$28,585
Net realized gain (loss) on investments	33,804
Change in unrealized appreciation (depreciation) on investments and written options	(1,263,286)
Net increase (decrease) in net assets resulting from operations	(1,200,897)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(332,284)
Total distributions to shareholders	(332,284)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	24,756,905
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (a)	24,756,905
Net increase (decrease) in net assets	$23,223,724

NET ASSETS
Beginning of period	$—
End of period	$23,223,724

(a)	A summary of capital share transactions is as follows:
Shares
Shares sold	1,000,000
Shares redeemed	—
Net increase (decrease)	1,000,000

(1)	Inception date of December 16, 2021. The information shown is for the period from December 16, 2021 to February 28, 2022.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a capital share outstanding throughout the period/year

Nationwide Risk-Based U.S. Equity ETF

	Period Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(1)
			2021	2020	2019
Net asset value, beginning of period/year	$40.18		$32.41	$29.21	$27.79	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.29		0.42	0.48	0.53	0.51
Net realized and unrealized gain (loss) on investments and foreign currency (3)	(1.85)		7.82	3.28	1.49	2.41
Total from investment operations	(1.56)		8.24	3.76	2.02	2.92

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.49)		(0.47)	(0.56)	(0.60)	(0.11)
From realized gains	—		—	—	—	(0.02)
Total distributions to shareholders	(0.49)		(0.47)	(0.56)	(0.60)	(0.13)

Net asset value, end of period/year	$38.13		$40.18	$32.41	$29.21	$27.79

Total return	-3.95	%(4)	25.66%	13.00%	7.70%	11.70	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$117,256		$129,587	$107,748	$114,637	$118,101

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(5)	0.30%	0.30%	0.30%	0.30	%(5)
Net investment income (loss) to average net assets	1.46	%(5)	1.16%	1.64%	1.95%	2.03	%(5)

Portfolio turnover rate (6)	27	%(4)	57%	73%	76%	87	%(4)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period/year

Nationwide Risk-Based International Equity ETF

	Period Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(1)
			2021	2020	2019
Net asset value, beginning of period/year	$29.15		$25.21	$24.70	$25.99	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.25		0.57	0.46	0.68	0.59
Net realized and unrealized gain (loss) on investments and foreign currency (3)	(2.79)		3.86	0.73	(1.30)	0.53
Total from investment operations	(2.54)		4.43	1.19	(0.62)	1.12

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.74)		(0.49)	(0.68)	(0.67)	(0.11)
From realized gains	—		—	—	—	(0.02)
Total distributions to shareholders	(0.74)		(0.49)	(0.68)	(0.67)	(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(4)	0.00 (4)	0.00 (4)	—	0.00	(4)

Net asset value, end of period/year	$25.87		$29.15	$25.21	$24.70	$25.99

Total return	-8.81	%(5)	17.70%	4.77%	-2.14%	4.48	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$121,609		$134,811	$112,178	$116,709	$119,550

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.42	%(6)	0.42%	0.42%	0.42%	0.42	%(6)
Net investment income (loss) to average net assets	1.85	%(6)	2.09%	1.89%	2.74%	2.36	%(6)

Portfolio turnover rate (7)	37	%(5)	66%	78%	98%	145	%(5)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period/year

Nationwide Maximum Diversification U.S. Core Equity ETF

	Period Ended February 28, 2022 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2018(1)
			2021	2020	2019
Net asset value, beginning of period/year	$42.04		$33.82	$29.16	$29.69	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.22		0.39	0.64	0.49	0.35
Net realized and unrealized gain (loss) on investments and foreign currency (3)	(4.98)		8.49	4.54	(0.60)	4.46
Total from investment operations	(4.76)		8.88	5.18	(0.11)	4.81

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.44)		(0.66)	(0.52)	(0.42)	(0.12)
From realized gains	—		—	—	—	(0.00	)(4)
Total distributions to shareholders	(0.44)		(0.66)	(0.52)	(0.42)	(0.12)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	—		—	—	0.00 (4)	—

Net asset value, end of period/year	$36.84		$42.04	$33.82	$29.16	$29.69

Total return	-11.41	%(5)	26.54%	17.96%	-0.11%	19.27	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$101,312		$120,868	$100,618	$105,699	$114,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.34	%(6)	0.34%	0.34%	0.34%	0.34	%(6)
Net investment income (loss) to average net assets	1.11	%(6)	1.04%	2.11%	1.75%	1.35	%(6)

Portfolio turnover rate (7)	13	%(5)	35%	40%	37%	26	%(5)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period/year

Nationwide Nasdaq-100® Risk-Managed Income ETF

	Period Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021(1)		Period Ended August 31, 2020(1)
Net asset value, beginning of period/year	$28.61		$28.13		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.00	(3)	0.02		0.05
Net realized and unrealized gain (loss) on investments (4)	(2.97)		2.59		4.61
Total from investment operations	(2.97)		2.61		4.66

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1.06)		(0.02)		(0.04)
Tax return of capital to shareholders	—		(2.11)		(1.49)
Total distributions to shareholders	(1.06)		(2.13)		(1.53)

Net asset value, end of period/year	$24.58		$28.61		$28.13

Total return	-10.70	%(5)	9.61	%(6)	19.72	%(5)(6)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$861,368		$582,300		$128,008

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(7)	0.68%		0.68	%(7)
Net investment income (loss) to average net assets	0.03	%(7)	0.07%		0.25	%(7)

Portfolio turnover rate (8)	8	%(5)	10%		11	%(5)

(1)	Inception date of December 19, 2019.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Less than $0.005.
(4)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Not annualized.
(6)

The return reflects the actual performance for the period and does not include the impact of adjustments made in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Had the adjustments been included, the total return for the periods ended August 31, 2021 and 2020 would have been 9.96% and 19.33%, respectively.

(7)	Annualized.
(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Dow Jones® Risk-Managed Income ETF

	Period Ended February 28, 2022(1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.06
Net realized and unrealized gain (loss) on investments (3)	(1.18)
Total from investment operations	(1.12)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.42)
Total distributions to shareholders	(0.42)

Net asset value, end of period	$23.46

Total return	-4.51	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$28,149

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(5)
Net investment income (loss) to average net assets	1.23	%(5)

Portfolio turnover rate (6)	2	%(4)

(1)	Inception date of December 16, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Russell 2000® Risk-Managed Income ETF

	Period Ended February 28, 2022(1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.02
Net realized and unrealized gain (loss) on investments (3)	(0.93)
Total from investment operations	(0.91)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.42)
Total distributions to shareholders	(0.42)

Net asset value, end of period	$23.67

Total return	-3.67	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$16,566

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(5)
Net investment income (loss) to average net assets	0.33	%(5)

Portfolio turnover rate (6)	1	%(4)

(1)	Inception date of December 16, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide S&P 500® Risk-Managed Income ETF

	Period Ended February 28, 2022(1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.04
Net realized and unrealized gain (loss) on investments (3)	(1.40)
Total from investment operations	(1.36)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.42)
Total distributions to shareholders	(0.42)

Net asset value, end of period	$23.22

Total return	-5.47	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$23,224

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(5)
Net investment income (loss) to average net assets	0.76	%(5)

Portfolio turnover rate (6)	0	%(4)

(1)	Inception date of December 16, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF are each a diversified series and Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF are each a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Nationwide Risk-Based U.S. Equity ETF is to track the performance of the Rothschild & Co Risk-Based US IndexSM. The investment objective of Nationwide Risk-Based International Equity ETF is to track the performance of the Rothschild & Co Risk-Based International IndexSM. The investment objective of Nationwide Maximum Diversification U.S. Core Equity ETF is to track the performance of the TOBAM Maximum Diversification® USA Index. The investment objective of Nationwide Nasdaq 100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF is to seek current income with downside protection. The inception date for Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF (“Index ETFs”) is September 15, 2017. The inception date for Nationwide Nasdaq-100® Risk-Managed Income ETF is December 19, 2019. The inception date for Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF, and Nationwide S&P 500® Risk-Managed Income ETF is December 16, 2021.

The end of the reporting period for the Funds is February 28, 2022, and the period covered by these Notes to Financial Statements is the six-month period from September 1, 2021 through February 28, 2022 for Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF and Nationwide Nasdaq-100® Risk-Managed Income ETF and the period from December 16, 2021 through February 28, 2022 for Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. GAAP.

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Nationwide Risk-Based U.S. Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$116,854,844	$—	$—	$116,854,844
Short-Term Investments	229,501	—	—	229,501
Investments Purchased with Proceeds from Securities Lending	—	32,901,733	—	32,901,733
Total Investments in Securities, at value	$117,084,345	$32,901,733	$—	$149,986,078

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

Nationwide Risk-Based International Equity ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$120,933,831	$—	$—	$120,933,831
Short-Term Investments	178,083	—	—	178,083
Investments Purchased with Proceeds from Securities Lending	—	1,904,391	—	1,904,391
Total Investments in Securities, at value	$121,111,914	$1,904,391	$—	$123,016,305

Nationwide Maximum Diversification U.S. Core Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$100,990,518	$—	$—	$100,990,518
Short-Term Investments	211,894	—	—	211,894
Investments Purchased with Proceeds from Securities Lending	—	31,137,816	—	31,137,816
Total Investments in Securities, at value	$101,202,412	$31,137,816	$—	$132,340,228

Nationwide Nasdaq-100® Risk-Managed Income ETF

Assets#	Level 1	Level 2	Level 3	Total
Common Stocks	$866,305,036	$—	$—	$866,305,036
Purchased Options	—	11,004,800	—	11,004,800
Short-Term Investments	2,906,962	—	—	2,906,962
Total Investments in Securities, at value	$869,211,998	$11,004,800	$—	$880,216,798

Liabilities#	Level 1	Level 2	Level 3	Total
Written Options	$—	$19,021,280	$—	$19,021,280
Total Written Options, at value	$—	$19,021,280	$—	$19,021,280

Nationwide Dow Jones® Risk-Managed Income ETF

Assets#	Level 1	Level 2	Level 3	Total
Common Stocks	$27,938,877	$—	$—	$27,938,877
Purchased Options	—	286,340	—	286,340
Short-Term Investments	84,330	—	—	84,330
Total Investments in Securities, at value	$28,023,207	$286,340	$—	$28,309,547

Liabilities#	Level 1	Level 2	Level 3	Total
Written Options	$—	$217,948	$—	$217,948
Total Written Options, at value	$—	$217,948	$—	$217,948

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF

Assets#	Level 1	Level 2	Level 3	Total
Common Stocks	$15,966,409	$—	$—	$15,966,409
Purchased Options	—	183,160	—	183,160
Short-Term Investments	839,984	—	—	839,984
Total Investments in Securities, at value	$16,806,393	$183,160	$—	$16,989,553

Liabilities#	Level 1	Level 2	Level 3	Total
Written Options	$—	$427,880	$—	$427,880
Total Written Options, at value	$—	$427,880	$—	$427,880

Nationwide S&P 500® Risk-Managed Income ETF

Assets#	Level 1	Level 2	Level 3	Total
Common Stocks	$22,611,740	$—	$—	$22,611,740
Purchased Options	—	232,815	—	232,815
Short-Term Investments	697,809	—	—	697,809
Total Investments in Securities, at value	$23,309,549	$232,815	$—	$23,542,364

Liabilities#	Level 1	Level 2	Level 3	Total
Written Options	$—	$335,835	$—	$335,835
Total Written Options, at value	$—	$335,835	$—	$335,835

^	See Schedule of Investments for breakout of investments by sector classification.
*	See Schedule of Investments for breakout of investments by country and sector classifications.
#	See Schedule of Investments and Schedules of Written Options for breakout of investments by sector classification and contract type.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income or return of capital and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid on an annual basis for Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF. Distributions to shareholders from net investment income or return of capital are declared and paid monthly by Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF and realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended August 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Nationwide Risk-Based U.S. Equity ETF	$(21,477,156)	$21,477,156
Nationwide Risk-Based International Equity ETF	(8,539,996)	8,539,996
Nationwide Maximum Diversification U.S. Core Equity ETF	(8,117,220)	8,117,220
Nationwide Nasdaq-100® Risk-Managed Income ETF	(7,715,699)	7,715,699
Nationwide Dow Jones® Risk-Managed Income ETF	N/A	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A	N/A

During the fiscal year ended August 31, 2021, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Nationwide Risk-Based U.S. Equity ETF	$21,477,156
Nationwide Risk-Based International Equity ETF	8,539,996
Nationwide Maximum Diversification U.S. Core Equity ETF	8,117,220
Nationwide Nasdaq-100® Risk-Managed Income ETF	7,715,699
Nationwide Dow Jones® Risk-Managed Income ETF	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.

Regulatory Updates. In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how the Funds use derivatives, adversely affect the Funds’ performance and increase costs related to the Funds’ use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Nationwide Fund Advisors (“NFA” or the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Vident Investment Advisory, LLC serves as the sub-adviser for the Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF and Harvest Volatility Management, LLC serves as the sub-adviser for Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Funds, Nationwide Risk-Based U.S. Equity ETF pays the Adviser 0.30%, Nationwide Risk-Based International Equity ETF pays the Adviser 0.42%, Nationwide Maximum Diversification U.S. Core Equity ETF pays the Adviser 0.34%, and Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF each pay the Adviser 0.68%, at an annual rate based on each Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian and Bank of New York Mellon (“BNY” or the “Sub-Custodian”) act as the securities lending agents (the “Securities Lending Agents”) for the Nationwide Risk-Based International Equity ETF. The Custodian acts as the securities lending agent for the Nationwide Risk-Based U.S. Equity ETF and the Nationwide Maximum Diversification U.S. Core Equity ETF. The Risk-Managed Income ETFs are not a party to either securities lending agreement, therefore did not participate.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreements provide that, in the event of a borrower’s material default, the securities lending agent shall take all actions the securities lending agent deems appropriate to liquidate the collateral, purchase replacement securities at the securities lending agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreements between the Funds and the securities lending agents.

As of the end of the current fiscal period, Nationwide Risk-Based International Equity ETF had loaned securities that were collateralized by both non-cash collateral and cash equivalents. Nationwide Risk-Based U.S. Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents. Non-cash collateral received by the Nationwide Risk-Based International Equity ETF was in the form of U.S. Treasury Bonds and Notes with remaining maturities greater than 90 days and had a value of $546,235 at the end of the current fiscal period.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to the Securities Lending Agents were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
Nationwide Risk-Based U.S. Equity ETF	$32,359,283	$32,901,733	*
Nationwide Risk-Based International Equity ETF	2,329,218	2,450,626	^
Nationwide Maximum Diversification U.S. Core Equity ETF	30,795,820	31,137,816	*
Nationwide Nasdaq-100® Risk-Managed Income ETF	—	—
Nationwide Dow Jones® Risk-Managed Income ETF	—	—
Nationwide Russell 2000® Risk-Managed Income ETF	—	—
Nationwide S&P 500® Risk-Managed Income ETF	—	—

*

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

^	The cash collateral received was invested in repurchase agreements collateralized by various U.S. government obligations with an overnight and continuous maturity.

The Nationwide Risk-Based International Equity ETF receives cash and non-cash collateral in return for securities loaned as part of the securities lending program. The cash collateral is invested in various repurchase agreements with selected commercial banks and broker-dealers, under which the Fund acquires U.S. government obligations as collateral including Treasury bills, bonds, and notes, as well as mortgage backed securities, subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the current fiscal period. The Schedule of Investments for the Fund includes investments purchased with particular cash collateral holdings as of the end of the reporting period.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Net Fees and Interest Earned
Nationwide Risk-Based U.S. Equity ETF	$11,181
Nationwide Risk-Based International Equity ETF	20,564
Nationwide Maximum Diversification U.S. Core Equity ETF	16,437
Nationwide Nasdaq-100® Risk-Managed Income ETF	—
Nationwide Dow Jones® Risk-Managed Income ETF	—
Nationwide Russell 2000® Risk-Managed Income ETF	—
Nationwide S&P 500® Risk-Managed Income ETF	—

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities, options, and in-kind transactions were as follows:

Fund	Purchases	Sales
Nationwide Risk-Based U.S. Equity ETF	$33,413,403	$34,035,331
Nationwide Risk-Based International Equity ETF	46,587,783	48,652,863
Nationwide Maximum Diversification U.S. Core Equity ETF	14,143,250	14,729,889
Nationwide Nasdaq-100® Risk-Managed Income ETF	63,676,203	101,273,215
Nationwide Dow Jones® Risk-Managed Income ETF	534,177	665,297
Nationwide Russell 2000® Risk-Managed Income ETF	540,220	212,931
Nationwide S&P 500® Risk-Managed Income ETF	159,858	1,840

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
Nationwide Risk-Based U.S. Equity ETF	$—	$5,981,065
Nationwide Risk-Based International Equity ETF	1,994,527	—
Nationwide Maximum Diversification U.S. Core Equity ETF	8,151,671	13,508,187
Nationwide Nasdaq-100® Risk-Managed Income ETF	463,267,120	57,486,655
Nationwide Dow Jones® Risk-Managed Income ETF	29,369,860	—
Nationwide Russell 2000® Risk-Managed Income ETF	16,669,641	—
Nationwide S&P 500® Risk-Managed Income ETF	23,773,001	—

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

Options Contracts. Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF, and Nationwide S&P 500® Risk-Managed Income ETF may purchase call and put options. The Funds may also write options. When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds’ use of derivatives is to hedge or mitigate the downside risk associated with owning equity securities.

The average monthly volume of derivative activity during the current fiscal period was as follows:

	Average Monthly Value
Fund	Purchased Options	Written Options
Nationwide Nasdaq-100® Risk-Managed Income ETF	$6,668,183	$(19,935,503)
Nationwide Dow Jones® Risk-Managed Income ETF	159,035	(244,874)
Nationwide Russell 200® Risk-Managed Income ETF	162,007	(433,327)
Nationwide S&P 500® Risk-Managed Income ETF	133,275	(215,447)

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period is as follows:

		Asset Derivatives
Fund		Location	Value
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$11,004,800
Nationwide Dow Jones® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$286,340
Nationwide Russell 2000® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$183,160
Nationwide S&P 500® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$232,815

		Liability Derivatives
Fund		Location	Value
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Written Options	Written Options, at Value	$19,021,280
Nationwide Dow Jones® Risk-Managed Income ETF	Equity Contracts - Written Options	Written Options, at Value	$217,948
Nationwide Russell 2000® Risk-Managed Income ETF	Equity Contracts - Written Options	Written Options, at Value	$427,880
Nationwide S&P 500® Risk-Managed Income ETF	Equity Contracts - Written Options	Written Options, at Value	$335,835

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the current fiscal period is as follows:

Fund	Derivatives Not Accounted for as Hedging Instruments	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Purchased Options	$(23,472,598	)*	$(381,785	)**
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Written Options	1,495,113		3,804,840
Nationwide Dow Jones® Risk-Managed Income ETF	Equity Contracts - Purchased Options	$(367,728	)*	$(28,609	)**
Nationwide Dow Jones® Risk-Managed Income ETF	Equity Contracts - Written Options	331,291		229,916
Nationwide Russell 2000® Risk-Managed Income ETF	Equity Contracts - Purchased Options	$(431,248	)*	$(97,741	)**
Nationwide Russell 2000® Risk-Managed Income ETF	Equity Contracts - Written Options	847,631		(4,161)
Nationwide S&P 500® Risk-Managed Income ETF	Equity Contracts - Purchased Options	$(305,095	)*	$(54,581	)**
Nationwide S&P 500® Risk-Managed Income ETF	Equity Contracts - Written Options	339,099		110,120

*	Included in net realized gain (loss) on investments as reported in the Statements of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.

NOTE 7 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit), are finalized at fiscal year end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of tax basis cost of investments and distributable earnings (accumulated deficit) for federal income tax purposes at August 31, 2021, were as follows:

	Nationwide Risk-Based U.S. Equity ETF	Nationwide Risk-Based International Equity ETF	Nationwide Maximum Diversification U.S. Core Equity ETF	Nationwide Nasdaq-100® Risk-Managed Income ETF
Tax cost of investments	$133,245,702	$126,559,508	$119,267,749	$488,379,911
Gross tax unrealized appreciation	$17,774,262	$18,053,885	$35,745,648	$106,168,381
Gross tax unrealized depreciation	(2,728,450)	(5,464,809)	(5,169,067)	(12,288,818)
Net tax unrealized appreciation (depreciation)	15,045,812	12,589,076	30,576,581	93,879,563
Undistributed ordinary income	824,473	2,255,483	748,114	—
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(4,129,157)	(13,350,920)	(2,223,143)	(61,470,498)
Distributed earnings (accumulated deficit)	$11,741,128	$1,493,639	$29,101,552	$32,409,065

Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF each commenced operations on December 16, 2021, and therefore do not appear in the above table.

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

The difference between book and tax-basis cost is due primarily to timing differences in recognizing wash sale losses in security transactions, tax treatment of certain derivatives and tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2021, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of August 31, 2021, the Funds had the following capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Nationwide Risk-Based U.S. Equity ETF	$2,234,945	$1,894,212
Nationwide Risk-Based International Equity ETF	5,880,909	7,479,330
Nationwide Maximum Diversification U.S. Core Equity ETF	—	2,223,143
Nationwide Nasdaq-100® Risk-Managed Income ETF	23,878,496	37,592,002
Nationwide Dow Jones® Risk-Managed Income ETF	N/A	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A	N/A

During the fiscal year ended August 31, 2021, the Funds utilized the following capital loss carryforward that was available as of August 31, 2020:

	Short-Term	Long-Term
Nationwide Risk-Based U.S. Equity ETF	$5,475,158	$1,776,109
Nationwide Risk-Based International Equity ETF	4,109,797	1,135,199
Nationwide Maximum Diversification U.S. Core Equity ETF	3,002,082	2,089,610
Nationwide Nasdaq-100® Risk-Managed Income ETF	—	—
Nationwide Dow Jones® Risk-Managed Income ETF	N/A	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A	N/A

The tax character of distributions declared by the Funds during the year ended August 31, 2021 and year/period ended August 31, 2020 was as follows:

	Year Ended August 31, 2021
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Risk-Based U.S. Equity ETF	$1,476,799	$—	$—
Nationwide Risk-Based International Equity ETF	2,149,338	—	—
Nationwide Maximum Diversification U.S. Core Equity ETF	1,901,945	—	—
Nationwide Nasdaq-100® Risk-Managed Income ETF	189,278	—	20,717,538
Nationwide Dow Jones® Risk-Managed Income ETF	N/A	N/A	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A	N/A	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A	N/A	N/A

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

	Year/Period Ended August 31, 2020
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Risk-Based U.S. Equity ETF	$2,223,675	$—	$—
Nationwide Risk-Based International Equity ETF	3,226,899	—	—
Nationwide Maximum Diversification U.S. Core Equity ETF	1,874,283	—	—
Nationwide Nasdaq-100® Risk-Managed Income ETF	87,560	—	3,039,555
Nationwide Dow Jones® Risk-Managed Income ETF	N/A	N/A	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A	N/A	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A	N/A	N/A

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares. Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF, and Nationwide S&P 500® Risk-Managed ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Nationwide Risk-Based U.S. Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF, Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF is $500, payable to the Custodian. The standard fixed transaction fee for Nationwide Russell 2000® Risk-Managed Income ETF is $750, payable to the Custodian The standard fixed transaction fee for Nationwide Risk-Based International Equity ETF is $4,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the Capital Shares Transactions section of each Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

NOTE 9 – RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Derivatives Risk (Risk-Managed Income ETFs only). The Funds invest in options that derive their performance from the performance of an underlying reference asset. Derivatives, such as the options in which the Funds invest, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may have investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Funds. The Funds could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their reference asset, or if the Funds are unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

Foreign Securities Risk (International Fund only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the International Fund more volatile and potentially less liquid than other types of investments.

Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

NOTE 10 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940. As of the end of the current fiscal period, ownership by affiliated funds and the parent company of the Adviser was as follows:

Fund	Shares Owned	Percentage of Total Shares Outstanding
Nationwide Risk-Based U.S. Equity ETF	3,023,112	98.31%
Nationwide Risk-Based International Equity ETF	4,655,582	99.05%
Nationwide Maximum Diversification U.S. Core Equity ETF	2,653,389	96.49%
Nationwide Dow Jones® Risk-Managed Income ETF	600,000	50.00%
Nationwide Russell 2000® Risk-Managed Income ETF	590,000	84.29%
Nationwide S&P 500® Risk-Managed Income ETF	600,000	60.00%

Expense Examples

For the Period Ended February 28, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Nationwide Risk-Based U.S. Equity ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 960.50	$1.46
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.31	$1.51

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Nationwide Risk-Based International Equity ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 911.90	$1.99
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.71	$2.11

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.42%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Expense Examples (Continued)

For the Period Ended February 28, 2022 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 885.90	$1.59
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.11	$1.71

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.34%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Nationwide Nasdaq-100® Risk-Managed Income ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 893.00	$3.19
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.42	$3.41

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Nationwide Dow Jones® Risk-Managed Income ETF

	Beginning Account Value December 16, 2021(5)	Ending Account Value February 28, 2022	Expenses Paid During the Period
Actual	$1,000.00	$ 954.90	$1.35(6)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021,42	$3.41(7)

(5)	Fund commencement.
(6)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the period, multiplied by 74/365, to reflect the current period.

(7)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Nationwide Russell 2000® Risk-Managed Income ETF

	Beginning Account Value December 16, 2021(8)	Ending Account Value February 28, 2022	Expenses Paid During the Period
Actual	$1,000.00	$ 963.30	$1.35(9)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021,42	$3.41(10)

(8)	Fund commencement.
(9)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the period, multiplied by 74/365, to reflect the current period.

(10)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Expense Examples (Continued)

For the Period Ended February 28, 2022 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF

	Beginning Account Value December 16, 2021(11)	Ending Account Value February 28, 2022	Expenses Paid During the Period
Actual	$1,000.00	$ 945.30	$1.34(12)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021,42	$3.41(13)

(11)	Fund commencement.
(12)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the period, multiplied by 74/365, to reflect the current period.

(13)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Approval of Advisory Agreements and Board Considerations

Nationwide S&P 500® Risk-Managed Income ETF
Nationwide Dow Jones® Risk-Managed Income ETF
Nationwide Russell 2000® Risk-Managed Income ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 13-14, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Nationwide Fund Advisors (the “Adviser”) and the Trust, on behalf of Nationwide S&P 500® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, and Nationwide Russell 2000® Risk-Managed Income ETF (each, a “Fund,” and collectively, the “Funds”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Funds, and Harvest Volatility Management, LLC (the “Sub-Adviser”), each for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to each applicable Fund; (iii) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (iv) the extent to which any economies of scale might be realized as each Fund grows and whether the advisory fee for each Fund reflects these economies of scale for the benefit of each Fund; and (v) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to each Fund.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Funds, had provided written updates on the firm over the course of the year with respect to their roles as investment adviser and sub-adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of the Fund’s strategy, the services to be provided to each Fund by each adviser, and additional information about the advisers’ personnel and operations. The Board then discussed the Materials, the advisers’ oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding her review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to another series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s product development and implementation processes, details about each Fund, and the services to be provided by the Adviser.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to the Funds’ investment restrictions, sub-adviser oversight, monitoring compliance with various of the Funds’ policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as an actively-managed fund. The Board also noted the Adviser’s experience overseeing the management of another exchange-traded fund using the same investment process that will be employed for the Funds. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that the performance of each Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement.

Approval of Advisory Agreements and Board Considerations (Continued)

Cost of Services to be Provided and Economies of Scale. The Board then reviewed each Fund’s proposed expense ratio, the full amount of which was anticipated to be the “unified fee” described below, and compared the Fund’s expense ratio to its Category Peer Group and Selected Peer Group (each defined below).

Nationwide S&P 500® Risk-Managed Income ETF: The Board noted that the expense ratio for the Fund was higher than the median but within the range of the Fund’s Category Peer Group, which was the universe of Large Blend ETFs as reported by Morningstar. The Board also noted that the Fund’s proposed expense ratio was in line with the expense ratios for the Fund’s Selected Peer Group, which was comprised of Fund competitors identified by the Adviser at the Board’s request.

Nationwide Dow Jones® Risk-Managed Income ETF: The Board noted that the expense ratio for the Fund was higher than the median but within the range of the Fund’s Category Peer Group, which was the universe of Large Blend ETFs as reported by Morningstar. The Board also noted that the Fund’s proposed expense ratio was in line with the expense ratios for the Fund’s Selected Peer Group, which was comprised of Fund competitors identified by the Adviser at the Board’s request.

Nationwide Russell 2000® Risk-Managed Income ETF: The Board noted that the expense ratio for the Fund was lower than the median of the Fund’s Category Peer Group, which was the universe of Small Blend ETFs as reported by Morningstar. The Board also noted that the Fund’s proposed expense ratio was in line with the expense ratios for the Fund’s Selected Peer Group, which was comprised of Fund competitors identified by the Adviser at the Board’s request.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning each Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s anticipated profitability with respect to each Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Funds had not yet commenced operations and consequently, the future size of each Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of each of the Fund’s unitary fee might result in a sharing of those economies with Fund shareholders in the initial period of such Fund’s operations. The Board noted its intention to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to each Fund under the Sub-Advisory Agreement, noting that Sub-Adviser will be providing investment management services to the Funds and currently serves as sub-adviser to other series in the Trust. The Board noted the responsibilities that the Sub-Adviser would have as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; quarterly reporting to the Board; and implementation of Board directives as they relate to each Fund.

Approval of Advisory Agreements and Board Considerations (Continued)

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-Adviser and they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would serve as sub-adviser. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that the Funds had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to each Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board determined that it would monitor fees as each Fund’s assets grow to determine whether economies of scale were being effectively shared with each Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Federal Tax Information (Unaudited)

For the fiscal year ended August 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Nationwide Risk-Based U.S. Equity ETF	100.00%
Nationwide Risk-Based International Equity ETF	97.71%
Nationwide Maximum Diversification U.S. Core Equity ETF	98.78%
Nationwide Nasdaq-100® Risk-Managed Income ETF	100.00%
Nationwide Dow Jones® Risk-Managed Income ETF	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2021 was as follows:

Nationwide Risk-Based U.S. Equity ETF	100.00%
Nationwide Risk-Based International Equity ETF	0.00%
Nationwide Maximum Diversification U.S. Core Equity ETF	97.05%
Nationwide Nasdaq-100® Risk-Managed Income ETF	100.00%
Nationwide Dow Jones® Risk-Managed Income ETF	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Nationwide Risk-Based U.S. Equity ETF	0.00%
Nationwide Risk-Based International Equity ETF	0.00%
Nationwide Maximum Diversification U.S. Core Equity ETF	0.00%
Nationwide Nasdaq-100® Risk-Managed Income ETF	0.00%
Nationwide Dow Jones® Risk-Managed Income ETF	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A

Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended August 31, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Nationwide Risk-Based U.S. Equity ETF	$—	$—	—
Nationwide Risk-Based International Equity ETF	273,375	0.0591081	100.00%
Nationwide Maximum Diversification U.S. Core Equity ETF	—	—	—
Nationwide Nasdaq-100® Risk-Managed Income ETF	—	—	—
Nationwide Dow Jones® Risk-Managed Income ETF	N/A	N/A	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A	N/A	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A	N/A	N/A

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.etf.nationwide.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.etf.nationwide.com daily.

Information About the Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.etf.nationwide.com.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.etf.nationwide.com.

Adviser

Nationwide Fund Advisors
One Nationwide Plaza
Columbus, Ohio 43215

Sub-Adviser (Index ETFs)

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Sub-Adviser (Risk-Managed Income ETFs)

Harvest Volatility Management, LLC
420 Lexington Avenue, Suite 2620
New York, New York, 10170

Index Provider (Risk-Based ETFs)

Rothschild & Co Risk Based Investments LLC
1251 Avenue of the Americas
New York, New York 10020

Index Provider (Maximum Diversification ETF)

TOBAM S.A.S.
49/53 Avenue Des Champs-Elysees
Paris, France 75008

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Nationwide Risk-Based U.S. Equity ETF

Symbol – RBUS	CUSIP – 26922A677

Nationwide Risk-Based International Equity ETF

Symbol – RBIN	CUSIP – 26922A669

Nationwide Maximum Diversification U.S. Core Equity ETF

Symbol – MXDU	CUSIP – 26922A651

Nationwide Nasdaq-100® Risk-Managed Income ETF

Symbol – NUSI	CUSIP – 26922A172

Nationwide Dow Jones® Risk-Managed Income ETF

Symbol – NDJI	CUSIP – 26922B758

Nationwide Russell 2000® Risk-Managed Income ETF

Symbol – NTKI	CUSIP – 26922B741

Nationwide S&P 500® Risk-Managed Income ETF

Symbol – NSPI	CUSIP – 26922B766

SAR-ETF (4/22)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/25/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/25/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	4/25/2022

* Print the name and title of each signing officer under his or her signature.